As filed with the Securities and Exchange Commission on
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April 26, 2012

Registration No. 33-17486
811-05346

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
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	Pre-Effective Amendment No.	/ /
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	Post-Effective Amendment No. 46	/X/
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	and	----
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	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/X/
	ACT OF 1940	----
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
	Amendment No. 47	/X/
	(Check appropriate box or boxes)	----

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PUTNAM VARIABLE TRUST
(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices)

Registrant's Telephone Number, including Area Code
(617) 292-1000

It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on April 30, 2012 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

ROBERT T. BURNS, Vice President
PUTNAM VARIABLE TRUST
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600

FUND SYMBOLS	CLASS IA	CLASS IB
	—	—

Putnam
Variable
Trust

Prospectus

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4 | 30 | 12

Fund summaries	2

What are each fund’s main investment strategies and related risks?	32

Who oversees and manages the funds?	40

How to buy and sell fund shares	45

How do the funds price their shares?	45

Distribution plan and payments to dealers	46

Policy on excessive short-term trading	46

Fund distributions and taxes	48

Financial highlights	48

This prospectus explains what you should know about the funds in Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Growth Funds
Putnam VT Growth Opportunities Fund
Putnam VT International Growth Fund
Putnam VT Multi-Cap Growth Fund
Putnam VT Voyager Fund

Blend Funds
Putnam VT Capital Opportunities Fund
Putnam VT Global Equity Fund
Putnam VT International Equity Fund
Putnam VT Investors Fund
Putnam VT Research Fund

Value Funds
Putnam VT Equity Income Fund
Putnam VT George Putnam Balanced Fund
Putnam VT Growth and Income Fund
Putnam VT International Value Fund
Putnam VT Multi-Cap Value Fund
Putnam VT Small Cap Value Fund

Income Funds
Putnam VT American Government
Income Fund
Putnam VT Diversified Income Fund
Putnam VT High Yield Fund
Putnam VT Income Fund
Putnam VT Money Market Fund

Global Sector Funds
Putnam VT Global Health Care Fund
Putnam VT Global Utilities Fund

Absolute Return Fund
Putnam VT Absolute Return 500 Fund

Asset Allocation Fund
Putnam VT Global Asset Allocation Fund

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

Fund summaries

PUTNAM VT ABSOLUTE RETURN 500 FUND

Goal

Putnam VT Absolute Return 500 Fund seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Total
annual
fund
operating
		Distribu-		Total		expenses
		tion and		annual		after
		service		fund	Expense	expense
	Manage-	(12b-1)	Other	operating	reimburse-	reimburse-
Share class	ment fees	fees	expenses	expenses	ment*	ment

Class IA	0.73%	N/A	1.62%	2.35%	(1.45)%	0.90%
Class IB	0.73%	0.25%	1.62%	2.60%	(1.45)%	1.15%

* Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/13. This obligation may be modified or discontinued only with approval of the fund’s Board of Trustees.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$92	$594	$1,123	$2,574
Class IB	$117	$670	$1,250	$2,826

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period May 2, 2011 through December 31, 2011 was 240%.


Investments, risks, and performance

Investments

The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds.


We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. We may also take into account general market conditions when making investment decisions. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.


Risks

It is important to understand that you can lose money by investing in the fund.


Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are

2 Prospectus of the Trust

subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is designed for investors seeking a positive total return in excess of inflation by 500 basis points on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a balanced fund, or a fund that can manage allocations and risk across global asset classes.

Performance

Performance information will be available after the fund completes a full calendar year of operation.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2011

James Fetch, Portfolio Manager, portfolio manager of the fund since 2011

Robert Kea, Portfolio Manager, portfolio manager of the fund since 2011


Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2012


Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2011

Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2011

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

Goal

Putnam VT American Government Income Fund seeks high current income with preservation of capital as its secondary objective.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class IA	0.40%	N/A	0.21%	0.61%
Class IB	0.40%	0.25%	0.21%	0.86%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your

Prospectus of the Trust 3

investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$62	$195	$340	$762
Class IB	$88	$274	$477	$1,061

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 361%.


Investments, risks, and performance

Investments


We invest mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds), or by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds); and that have short- to long-term maturities. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.


Risks

It is important to understand that you can lose money by investing in the fund.


The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term bonds. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	7.09%	8.38%	6.03%
Class IB	6.79%	8.11%	5.77%
Barclays Capital Government Bond
Index (no deduction for fees or expenses)	9.02%	6.56%	5.59%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers


Michael Salm, Co-Head of Fixed Income, portfolio manager of the fund since 2007

Daniel Choquette, Portfolio Manager, portfolio manager of the fund since 2005


For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

4 Prospectus of the Trust

PUTNAM VT CAPITAL OPPORTUNITIES FUND

Goal

Putnam VT Capital Opportunities Fund seeks long-term growth of capital.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Total
annual
fund
operating
		Distribu-		Total		expenses
		tion and		annual		after
		service		fund	Expense	expense
	Manage-	(12b-1)	Other	operating	reimburse-	reimburse-
Share class	ment fees	fees	expenses	expenses	ment*	ment
Class IA	0.63%	N/A	0.35%	0.98%	(0.04)%	0.94%
Class IB	0.63%	0.25%	0.35%	1.23%	(0.04)%	1.19%

* Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 4/30/13. This obligation may be modified or discontinued only with approval of the fund’s Board of Trustees.


Example


The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.


Share class	1 year	3 years	5 years	10 years
Class IA	$96	$308	$538	$1,198
Class IB	$121	$386	$672	$1,485

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 35%.


Investments, risks, and performance

Investments

We invest mainly in common stocks (growth or value stocks or both) of small and midsize U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Prospectus of the Trust 5

Average annual total returns
(for periods ending 12/31/11)

			Since
			inception
Share class	1 year	5 years	(5/1/03)

Class IA	–5.88%	1.01%	8.76%
Class IB	–6.11%	0.75%	8.49%
Russell 2500 Index (no deduction for
fees or expenses)	–2.51%	1.24%	9.53%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Joseph Joseph, Portfolio Manager, portfolio manager of the fund since 2003

Randy Farina, Portfolio Manager, portfolio manager of the fund since 2010

John McLanahan, Portfolio Manager, portfolio manager of the fund since 2010

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT DIVERSIFIED INCOME FUND

Goal


Putnam VT Diversified Income Fund seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.


Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class IA	0.55%	N/A	0.21%	0.76%
Class IB	0.55%	0.25%	0.21%	1.01%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$78	$243	$422	$942
Class IB	$103	$322	$558	$1,236

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 155%.


Investments, risks, and performance

Investments

We invest mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade (sometimes referred to as “junk bonds”) in quality and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.


The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or

6 Prospectus of the Trust

governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	–3.17%	4.03%	6.50%
Class IB	–3.43%	4.05%	6.37%
Barclays Capital U.S. Aggregate Bond
Index (no deduction for fees or expenses)	7.84%	6.50%	5.78%
Citigroup Non-U.S. World
Government Bond Index (no deduction
for fees or expenses)	5.17%	7.23%	8.36%
JPMorgan Developed High Yield
Index (no deduction for fees or expenses)	6.59%	7.88%	9.24%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers


D. William Kohli, Co-Head of Fixed Income, portfolio manager of the fund since 1994

Michael Atkin, Portfolio Manager, portfolio manager of the fund since 2007

Kevin Murphy, Portfolio Manager, portfolio manager of the fund since 2007

Michael Salm, Co-Head of Fixed Income, portfolio manager of the fund since 2011

Paul Scanlon, Co-Head of Fixed Income, portfolio manager of the fund since 2005

Raman Srivastava, Portfolio Manager, portfolio manager of the fund since 2012


For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT EQUITY INCOME FUND

Goal

Putnam VT Equity Income Fund seeks capital growth and current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


					Total
		Distribution		Acquired	annual fund
	Management	and service	Other	fund fees and	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses

Class IA	0.48%	N/A	0.16%	0.05%	0.69%
Class IB	0.48%	0.25%	0.16%	0.05%	0.94%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Prospectus of the Trust 7

Share class	1 year	3 years	5 years	10 years
Class IA	$70	$221	$384	$859
Class IB	$96	$300	$520	$1,155

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 66%.


Investments, risks, and performance

Investments


We invest mainly in common stocks of midsize and large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.


Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Average annual total returns
(for periods ending 12/31/11)

			Since
			inception
Share class	1 year	5 years	(5/1/03)

Class IA	2.07%	1.01%	7.06%
Class IB	1.92%	0.78%	6.80%
Russell 1000 Value Index (no deduction
for fees or expenses)	0.39%	–2.64%	6.14%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Bartlett Geer, Portfolio Manager, portfolio manager of the fund since 2003

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT GEORGE PUTNAM BALANCED FUND

Goal

Putnam VT George Putnam Balanced Fund seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses

Class IA	0.53%	N/A	0.21%	0.74%
Class IB	0.53%	0.25%	0.21%	0.99%

8 Prospectus of the Trust

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class IA	$76	$237	$411	$918
Class IB	$101	$315	$547	$1,213

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 100%.


Investments, risks, and performance

Investments


We invest mainly in a combination of bonds and U.S. value stocks of large and midsize U.S. companies, with a greater focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors ultimately recognize the value of the company, the price of its stock may rise. We buy bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.


Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies.


Value stocks may fail to rebound, and the market may not favor value-style investing. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally greater for longer-term bonds. Bond investments are also subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	2.88%	–2.81%	1.67%
Class IB	2.77%	–3.06%	1.42%
Russell 1000 Value Index (no deduction
for fees or expenses)	0.39%	–2.64%	3.89%
Barclays Capital U.S. Aggregate Bond
Index (no deduction for fees or expenses)	7.84%	6.50%	5.78%
George Putnam Blended Index (no
deduction for fees or expenses)	4.21%	2.08%	5.42%

The George Putnam Blended Index is an unmanaged index administered by Putnam Investment Management, LLC, 60% of which is the Russell 1000 Value Index and 40% of which is the Barclays Capital U.S. Aggregate Bond Index.


Prospectus of the Trust 9

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

David Calabro, Portfolio Manager, portfolio manager of the fund since 2008


Raman Srivastava, Portfolio Manager, portfolio manager of the fund since 2004


For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND

Goal

Putnam VT Global Asset Allocation Fund seeks long-term return consistent with preservation of capital.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses

Class IA	0.60%	N/A	0.28%	0.88%
Class IB	0.60%	0.25%	0.28%	1.13%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$90	$281	$488	$1,084
Class IB	$115	$359	$622	$1,375

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 131%.


Investments, risks, and performance

Investments

We invest mainly in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also select other investments that do not fall within these asset classes. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.


Our allocation of assets between stocks and bonds may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure

10 Prospectus of the Trust

by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Annual total returns for class IA shares


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	–0.18%	1.38%	4.26%
Class IB	–0.42%	1.17%	4.07%
Russell 3000 Index (no deduction for
fees or expenses)	1.03%	–0.01%	3.51%
Putnam Balanced Blended Bench-
mark (no deduction for fees or expenses;
reflects deduction of withholding taxes on
reinvested dividends in the case of the
MSCI Index)	2.58%	2.63%	5.09%

Putnam Balanced Blended Benchmark is a benchmark administered by Putnam Investment Management, LLC, 50% of which is the Russell 3000 Index, 35% of which is the Barclays Capital U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND) and 5% of which is the JPMorgan Developed High Yield Index.


Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2002

James Fetch, Portfolio Manager, portfolio manager of the fund since 2008

Robert Kea, Portfolio Manager, portfolio manager of the fund since 2002


Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2012


Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2002

Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2008

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT GLOBAL EQUITY FUND

Goal

Putnam VT Global Equity Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class IA	0.70%	N/A	0.22%	0.92%
Class IB	0.70%	0.25%	0.22%	1.17%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Prospectus of the Trust 11

Share class	1 year	3 years	5 years	10 years
Class IA	$94	$293	$509	$1,131
Class IB	$119	$372	$644	$1,420

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 87%.


Investments, risks, and performance

Investments


We invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We invest mainly in developed countries, but may invest in emerging markets. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.


Risks

It is important to understand that you can lose money by investing in the fund.


The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	–4.78%	–3.94%	2.39%
Class IB	–4.95%	–4.16%	2.14%
MSCI World Index (ND) (no deduction
for fees or expenses; reflects deduction of
withholding taxes on reinvested dividends)	–5.54%	–2.37%	3.62%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager


R. Shepherd Perkins, Co-Head of International Equities, portfolio manager of the fund since 2011


For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

12 Prospectus of the Trust

PUTNAM VT GLOBAL HEALTH CARE FUND

Goal

Putnam VT Global Health Care Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class IA	0.63%	N/A	0.21%	0.84%
Class IB	0.63%	0.25%	0.21%	1.09%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$86	$268	$466	$1,037
Class IB	$111	$347	$601	$1,329

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 31%.


Investments, risks, and performance

Investments

For this non-diversified fund concentrating in the health care industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies that manufacture health care supplies or provide health care-related services, and companies in the research, development, production and marketing of pharmaceuticals and biotechnology products. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.

Risks

It is important to understand that you can lose money by investing in the fund.


The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The health care industries may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short-selling may result in losses if the securities appreciate in value.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower.

Prospectus of the Trust 13

Please remember that past performance is not necessarily an indication of future results.


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	–0.89%	1.28%	2.40%
Class IB	–1.18%	1.01%	2.14%
MSCI World Health Care Index (ND)
(no deduction for fees or expenses;
reflects deduction of withholding taxes on
reinvested dividends)	9.46%	1.69%	3.13%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers


Kelsey Chen, Analyst, portfolio manager of the fund since 2005


Christopher Stevo, Analyst, portfolio manager of the fund since 2009

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT GLOBAL UTILITIES FUND

Goal

Putnam VT Global Utilities Fund seeks capital growth and current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class IA	0.63%	N/A	0.20%	0.83%
Class IB	0.63%	0.25%	0.20%	1.08%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$85	$265	$460	$1,025
Class IB	$110	$343	$595	$1,317

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 39%.


Investments, risks, and performance

Investments

For this non-diversified fund concentrating in the utilities industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include electric, gas or water utilities and companies that operate as independent producers and/or distributors of power. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.

14 Prospectus of the Trust

Risks

It is important to understand that you can lose money by investing in the fund.


The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The utilities industries may be affected by increases in fuel costs, technological obsolescence, changes in regulatory policies and deregulation. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short-selling may result in losses if the securities appreciate in value.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	–5.19%	–2.68%	3.46%
Class IB	–5.41%	–2.92%	3.20%
MSCI World Utilities Index (ND)
(no deduction for fees or expenses;
reflects deduction of withholding taxes on
reinvested dividends)	–3.28%	–2.69%	6.34%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager


George Gianarikas, Analyst, portfolio manager of the fund since 2012


For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT GROWTH AND INCOME FUND

Goal

Putnam VT Growth and Income Fund seeks capital growth and current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses

Class IA	0.48%	N/A	0.15%	0.63%
Class IB	0.48%	0.25%	0.15%	0.88%

Prospectus of the Trust 15

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class IA	$64	$202	$351	$786
Class IB	$90	$281	$488	$1,084

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 44%.


Investments, risks, and performance

Investments

We invest mainly in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	–4.44%	–3.76%	1.57%
Class IB	–4.64%	–3.99%	1.32%
Russell 1000 Value Index (no deduction
for fees or expenses)	0.39%	–2.64%	3.89%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager


Robert Ewing, Co-Head of U.S. Equities, portfolio manager of the fund since 2008


For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT GROWTH OPPORTUNITIES FUND

Goal

Putnam VT Growth Opportunities Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

16 Prospectus of the Trust


Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Total
annual
fund
operating
		Distribu-		Total		expenses
		tion and		annual		after
		service		fund	Expense	expense
	Manage-	(12b-1)	Other	operating	reimburse-	reimburse-
Share class	ment fees	fees	expenses	expenses	ment*	ment

Class IA	0.56%	N/A	0.41%	0.97%	(0.11)%	0.86%
Class IB	0.56%	0.25%	0.41%	1.22%	(0.11)%	1.11%

* Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 4/30/13. This obligation may be modified or discontinued only with approval of the fund’s Board of Trustees.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$88	$298	$526	$1,180
Class IB	$113	$376	$660	$1,468

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 52%.


Investments, risks, and performance

Investments

We invest mainly in common stocks of large U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	–3.86%	1.05%	0.63%
Class IB	–4.13%	0.80%	0.38%
Russell 1000 Growth Index
(no deduction for fees or expenses)	2.64%	2.50%	2.60%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Robert Brookby, Portfolio Manager, portfolio manager of the fund since 2009

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

Prospectus of the Trust 17

PUTNAM VT HIGH YIELD FUND

Goal

Putnam VT High Yield Fund seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class IA	0.57%	N/A	0.17%	0.74%
Class IB	0.57%	0.25%	0.17%	0.99%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$76	$237	$411	$918
Class IB	$101	$315	$547	$1,213

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 57%.


Investments, risks, and performance

Investments

We invest mainly in bonds that are obligations of U.S. companies, are below-investment-grade in quality (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.


The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	1.85%	6.03%	7.93%
Class IB	1.75%	5.78%	7.67%
JPMorgan Developed High Yield
Index (no deduction for fees or expenses)	6.59%	7.88%	9.24%

18 Prospectus of the Trust

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers


Paul Scanlon, Co-Head of Fixed Income, portfolio manager of the fund since 2002


Norman Boucher, Portfolio Manager, portfolio manager of the fund since 2005

Robert Salvin, Portfolio Manager, portfolio manager of the fund since 2005

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT INCOME FUND

Goal


Putnam VT Income Fund seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.


Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class IA	0.40%	N/A	0.18%	0.58%
Class IB	0.40%	0.25%	0.18%	0.83%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$59	$186	$324	$726
Class IB	$85	$265	$460	$1,025

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 263%.


Investments, risks, and performance

Investments

We invest mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below investment-grade (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.


The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus of the Trust 19

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	5.16%	6.52%	5.74%
Class IB	5.00%	6.25%	5.48%
Barclays Capital U.S. Aggregate Bond
Index (no deduction for fees or expenses)	7.84%	6.50%	5.78%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers


Michael Salm, Co-Head of Fixed Income, portfolio manager of the fund since 2007

Daniel Choquette, Portfolio Manager, portfolio manager of the fund since 2011

Brett Kozlowski, Portfolio Manager, portfolio manager of the fund since 2011

Kevin Murphy, Portfolio Manager, portfolio manager of the fund since 2005

Raman Srivastava, Portfolio Manager, portfolio manager of the fund since 2005


For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT INTERNATIONAL EQUITY FUND

Goal

Putnam VT International Equity Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class IA	0.70%	N/A	0.17%	0.87%
Class IB	0.70%	0.25%	0.17%	1.12%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$89	$278	$482	$1,073
Class IB	$114	$356	$617	$1,363

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 91%.


Investments, risks, and performance

Investments


We invest mainly in common stocks (growth or value stocks or both) of large and midsize companies outside the United States that we believe have favorable investment potential. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. We invest mainly in developed countries, but may invest in emerging markets. We may consider, among other factors, a company’s valuation, financial strength, growth potential,

20 Prospectus of the Trust

competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.


Risks

It is important to understand that you can lose money by investing in the fund.


The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	–16.71%	–6.88%	2.25%
Class IB	–16.93%	–7.10%	2.00%
MSCI EAFE Index (ND) (no deduction
for fees or expenses; reflects deduction of
withholding taxes on reinvested dividends)	–12.14%	–4.72%	4.67%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager


Simon Davis, Co-Head of International Equities, portfolio manager of the fund from 2003-2008 and since 2011


For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT INTERNATIONAL GROWTH FUND

Goal

Putnam VT International Growth Fund seeks long-term capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.


Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Total
annual
fund
operating
		Distribu-		Total		expenses
		tion and		annual		after
		service		fund	Expense	expense
	Manage-	(12b-1)	Other	operating	reimburse-	reimburse-
Share class	ment fees	fees	expenses	expenses	ment*	ment

Class IA	0.93%	N/A	0.33%	1.26%	(0.02)%	1.24%
Class IB	0.93%	0.25%	0.33%	1.51%	(0.02)%	1.49%

* Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 4/30/13. This obligation may be modified or discontinued only with approval of the fund’s Board of Trustees.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for

Prospectus of the Trust 21

the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$126	$398	$690	$1,521
Class IB	$152	$475	$822	$1,800

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 112%.


Investments, risks, and performance

Investments

We invest mainly in common stocks of companies of any size in established and emerging markets outside the United States. We invest mainly in growth stocks, which are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.


The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	–17.65%	–3.40%	5.18%
Class IB	–17.90%	–3.66%	4.92%
MSCI EAFE Growth Index (ND) (no
deduction for fees or expenses; reflects
deduction of withholding taxes on
reinvested dividends)	–12.11%	–3.16%	4.27%


Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Jeffrey Sacknowitz, Portfolio Manager, portfolio manager of the fund since 2008

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

22 Prospectus of the Trust

PUTNAM VT INTERNATIONAL VALUE FUND

Goal

Putnam VT International Value Fund seeks capital growth. Current income is a secondary objective.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class IA	0.70%	N/A	0.23%	0.93%
Class IB	0.70%	0.25%	0.23%	1.18%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$95	$296	$515	$1,143
Class IB	$120	$375	$649	$1,432

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 57%.


Investments, risks, and performance

Investments

We invest mainly in common stocks of companies outside the United States, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in midsize and large companies, although we can invest in companies of any size. We invest mainly in developed countries, but may invest in emerging markets. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.


The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Prospectus of the Trust 23

Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	–13.52%	–7.36%	3.73%
Class IB	–13.78%	–7.61%	3.46%
MSCI EAFE Value Index (ND)
(no deduction for fees or expenses;
reflects deduction of withholding taxes on
reinvested dividends)	–12.17%	–6.33%	4.98%

As of July 1, 2011, the MSCI EAFE Value Index (ND) replaced the S&P Developed/Ex-U.S. LargeMidCap Value Index as the primary benchmark for this fund because, in Putnam Investment Management, LLC’s opinion, the MSCI EAFE Value Index (ND) is more widely recognized and provides greater product clarity for shareholders and financial intermediaries who provide ongoing services to shareholders. The average annual total returns of the S&P Developed/Ex-U.S. LargeMidCap Value Index for the one-year, five-year and ten-year periods ending on December 31, 2011 were –11.72%, –3.51% and 6.66%, respectively.


Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Darren Jaroch, Portfolio Manager, portfolio manager of the fund since 2009

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT INVESTORS FUND

Goal

Putnam VT Investors Fund seeks long-term growth of capital and any increased income that results from this growth.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses

Class IA	0.56%	N/A	0.17%	0.73%
Class IB	0.56%	0.25%	0.17%	0.98%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$75	$233	$406	$906
Class IB	$100	$312	$542	$1,201

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 55%.


Investments, risks, and performance

Investments

We invest mainly in common stocks (growth or value stocks or both) of large U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

24 Prospectus of the Trust


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	0.29%	–2.85%	1.70%
Class IB	0.04%	–3.09%	1.45%
S&P 500 Index (no deduction for fees
or expenses)	2.11%	–0.25%	2.92%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Gerard Sullivan, Portfolio Manager, portfolio manager of the fund since 2008

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT MONEY MARKET FUND

Goal

Putnam VT Money Market Fund seeks as high a rate of current income as we believe is consistent with preservation of capital and maintenance of liquidity.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class IA	0.29%	N/A	0.17%	0.46%
Class IB	0.29%	0.25%	0.17%	0.71%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$47	$148	$258	$579
Class IB	$73	$227	$395	$883

Investments, risks, and performance

Investments


We invest mainly in money market instruments that are high quality and have short-term maturities. We invest significantly in certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and bankers acceptances. We may also invest in U.S. dollar denominated foreign securities of these types. We may consider, among other factors, credit and interest rate risks, as well as general market conditions, when deciding whether to buy or sell investments.


Risks

The effects of inflation may erode the value of your investment over time. Although the fund seeks to preserve the value of your investment at $1.00 per share, deterioration in the credit quality of issuers whose securities the fund holds or an increase in interest rates may impair the value of your investment, and it is possible to lose money by investing in the fund. The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Although the fund only buys high quality investments, investments backed by a letter of credit have the risk that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Prospectus of the Trust 25


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	0.01%	1.63%	1.87%
Class IB	0.01%	1.50%	1.67%
Lipper VP (Underlying Funds) —
Money Market Funds
Category Average	–0.03%	1.42%	1.72%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT MULTI-CAP GROWTH FUND

Goal

Putnam VT Multi-Cap Growth Fund seeks long-term capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class IA	0.56%	N/A	0.16%	0.72%
Class IB	0.56%	0.25%	0.16%	0.97%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$74	$230	$401	$894
Class IB	$99	$309	$536	$1,190

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 47%.


Investments, risks, and performance

Investments

We invest mainly in common stocks of U.S. companies of any size, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

26 Prospectus of the Trust


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	–4.88%	–0.34%	1.90%
Class IB	–5.08%	–0.58%	1.65%
Russell 3000 Growth Index
(no deduction for fees or expenses)	2.18%	2.46%	2.74%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Robert Brookby, Portfolio Manager, portfolio manager of the fund since 2010

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT MULTI-CAP VALUE FUND

Goal

Putnam VT Multi-Cap Value Fund seeks capital appreciation and, as a secondary objective, current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.


Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses

Class IA	0.56%	N/A	0.28%	0.84%
Class IB	0.56%	0.25%	0.28%	1.09%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class IA	$86	$268	$466	$1,037
Class IB	$111	$347	$601	$1,329

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 82%.


Investments, risks, and performance

Investments

We invest mainly in common stocks of U.S. companies of any size, with a focus on value stocks. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.

Prospectus of the Trust 27


However, prior to becoming Putnam VT Multi-Cap Value Fund on September 1, 2010, the fund (as Putnam VT Mid-Cap Value Fund) invested at least 80% of its net assets in midsize companies, and the performance information below may have differed if the fund had instead pursued a multi-cap value investment strategy during the time periods presented. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Average annual total returns
(for periods ending 12/31/11)

			Since
			inception
Share class	1 year	5 years	(5/1/03)

Class IA	–4.87%	-0.75%	7.49%
Class IB	–5.12%	–1.00%	7.22%
Russell 3000 Value Index
(no deduction for fees or expenses)	–0.10%	–2.58%	6.31%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

James Polk, Portfolio Manager, portfolio manager of the fund since 2004

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT RESEARCH FUND

Goal

Putnam VT Research Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class IA	0.56%	N/A	0.27%	0.83%
Class IB	0.56%	0.25%	0.27%	1.08%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$85	$265	$460	$1,025
Class IB	$110	$343	$595	$1,317

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 98%.


Investments, risks, and performance

Investments

We invest mainly in common stocks (growth or value stocks or both) of large U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may

28 Prospectus of the Trust

be more susceptible to earnings disappointments, and value stocks may fail to rebound.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	–1.41%	–0.95%	1.69%
Class IB	–1.75%	–1.21%	1.44%
S&P 500 Index (no deduction for fees
or expenses)	2.11%	–0.25%	2.92%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers


Aaron Cooper, Director, Global Equity Research, portfolio manager of the fund since 2011

Kelsey Chen, Analyst, portfolio manager of the fund since 2010

Steven Curbow, Analyst, portfolio manager of the fund since 2010

George Gianarikas, Analyst, portfolio manager of the fund since 2010


Ferat Ongoren, Analyst, portfolio manager of the fund since 2010

Walter Scully, Analyst, portfolio manager of the fund since 2010


For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT SMALL CAP VALUE FUND

Goal

Putnam VT Small Cap Value Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


					Total
		Distribution		Acquired	annual fund
	Management	and service	Other	fund fees	operating
Share class	fees	(12b-1) fees	expenses	and expenses	expenses

Class IA	0.63%	N/A	0.15%	0.11%	0.89%
Class IB	0.63%	0.25%	0.15%	0.11%	1.14%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$91	$284	$493	$1,096
Class IB	$116	$362	$628	$1,386

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 63%.


Investments, risks, and performance

Investments


We invest mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We

Prospectus of the Trust 29

invest mainly in small companies of a size similar to those in the Russell 2000 Value Index. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.


Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	–4.54%	–3.30%	5.20%
Class IB	–4.73%	–3.53%	4.94%
Russell 2000 Value Index
(no deduction for fees or expenses)	–5.50%	–1.87%	6.40%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Eric Harthun, Portfolio Manager, portfolio manager of the fund since 2008

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.

PUTNAM VT VOYAGER FUND

Goal

Putnam VT Voyager Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses

Class IA	0.56%	N/A	0.16%	0.72%
Class IB	0.56%	0.25%	0.16%	0.97%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$74	$230	$401	$894
Class IB	$99	$309	$536	$1,190

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 164%.


30 Prospectus of the Trust

Investments, risks, and performance

Investments

We invest mainly in common stocks of midsize and large U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.


Average annual total returns
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class IA	–17.64%	1.81%	1.75%
Class IB	–17.82%	1.57%	1.51%
Russell 1000 Growth Index
(no deduction for fees or expenses)	2.64%	2.50%	2.60%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Nick Thakore, Co-Head of U.S. Equities, portfolio manager of the fund since 2008

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page 31.


Important Additional Information About All Funds Purchase and sale of fund shares


Fund shares are offered to separate accounts of various insurers. Each fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Insurers may purchase or sell shares on behalf of separate accounts by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

Each fund is offered as an underlying investment option for variable insurance contracts. Each fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Prospectus of the Trust 31

What are each fund’s main investment strategies and related risks?

This section contains greater detail on each fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. Many of the investment strategies and related risks discussed below are common to a number of the funds. Not every investment strategy listed below applies to each fund. Please refer to your fund’s strategy in the Fund summaries section to determine which risks apply to your fund.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

From time to time, a fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it. Income provided by a fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

For Putnam VT Equity Income Fund, Putnam VT Global Equity Fund and Putnam VT International Equity Fund, under normal circumstances we invest at least 80% of each fund’s net assets in equity investments. This policy may be changed only after 60 days’ notice to shareholders.

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• Absolute Return strategies. For Putnam VT Absolute Return 500 Fund, the use of the term “absolute return” in the fund’s name is meant to distinguish the fund’s goal and investment strategies from those of most other mutual funds available in the marketplace. Most mutual funds are generally managed with a goal of outperforming an index of securities or an index of competitive funds. As a result, even if these funds are successful in achieving their goals, their investment returns may be positive or negative and will tend to reflect the general direction of the markets. In addition, those other funds can expose investors to significant market volatility and sustained periods of negative performance. Volatility refers to the tendency of investments and markets to fluctuate in price over time. The greater an investment’s or market’s volatility, the more sharply its price may fluctuate. A fund’s volatility is often measured as the standard deviation of the fund’s monthly returns and expressed as a percentage.

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In contrast, an “absolute return” strategy seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. As a result, if this strategy is successful, investors should expect the fund to outperform the general securities markets during periods of flat or negative market performance, to underperform during periods of strong positive market performance, and typically to produce less volatile returns over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods.

The fund seeks to earn its targeted return over a reasonable period of time — generally at least three years or more — since investment returns will likely fluctuate over shorter periods of time as market conditions vary, even under an “absolute return” strategy.

The fund seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points, as reflected by the return of the BofA Merrill Lynch U.S. Treasury Bill Index. The index tracks the performance of U.S. dollar denominated U.S. Treasury bills, which represent obligations of the U.S. Government having a maturity of one year or less, and is intended as an approximate measure of the rate of inflation.

32 Prospectus of the Trust

While the fund seeks a return in excess of the BofA Merrill Lynch U.S. Treasury Bill Index, you should be aware that an investment in the fund is not the same as an investment in the BofA Merrill Lynch U.S. Treasury Bill Index. An investment in U.S. Treasury bills, which are supported by the full faith and credit of the U.S. Government, is generally considered a risk free investment. Investing in the fund, however, does involve certain risks, including the risk of loss.

The following sections describe the fund’s main investment strategies. As a general matter, the fund has significant flexibility in its choice of strategies. This flexibility enhances the fund’s ability to seek its targeted return. This flexibility is also generally expected to result in diversification of the fund’s portfolio across multiple asset classes, although the fund may focus on particular asset classes from time to time. Diversification generally limits market exposure to any asset class and helps to reduce the volatility of returns.

Beta and alpha strategies

The beta strategy of allocating assets among many asset classes generally depends upon the direction of the relevant markets for success, while the alpha strategy is generally designed not to depend upon market direction for success. The beta and alpha strategies are intended to be uncorrelated and to operate largely independently, thus improving the fund’s chances of earning a positive total return regardless of market conditions. Both the beta and alpha strategies are dynamic, permitting us to take advantage of opportunities that arise from different economic conditions.

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Derivatives and investment exposures; investment leverage. When the fund uses derivatives to increase its exposure to investments in order to enhance the fund’s total returns, the derivatives may create investment leverage. Investment leverage means that, for every $100 invested in the fund, the fund may obtain an exposure to more than $100 of underlying investments after long and short positions are netted against each other. The amounts of investment leverage will vary over time. Under normal market conditions, we expect that investment leverage obtained as part of the fund’s beta strategy may result in a net notional investment exposure of up to 150% of net assets. We may make an investment directly, or we may obtain exposure to the investment synthetically, through the use of one or more derivatives. We treat a synthetic investment as having the same net notional investment exposure as the equivalent direct investment. The fund’s alpha strategy may involve the use of derivatives that introduce additional investment leverage. If our judgments about the performance of asset classes or investments prove incorrect while the fund’s exposure to underperforming asset classes or investments is increased through the use of investment leverage, a relatively small market movement may result in significant losses to the fund.

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Beta strategy

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• Asset classes. Through the beta strategy, we invest without limit in many asset classes directly or through derivatives. These asset classes include equity and fixed-income securities (including high yield and mortgage- and asset-backed securities) of U.S. and foreign corporate and governmental issuers and currencies. We also allocate the fund’s assets to less traditional asset classes such as commodities, inflation-protected securities and real estate investment trusts. Allocations to these less traditional asset classes are intended to, in part, protect the fund’s portfolio from downturns in the equity and fixed-income markets and against inflation. However, we cannot assure you that any asset classes will perform as expected. If our assessment of the risk and return potential of asset classes is incorrect, the fund could significantly underperform the markets in general, particular markets, or other funds that make similar investments.

• Asset allocation. Although we may adjust asset allocations at any time and without constraint, we expect generally to allocate the majority of the fund’s assets to investments in traditional asset classes. Our asset allocation is intended to reduce risk and volatility in the fund’s portfolio and to provide protection against a decline in the fund’s assets. However, we cannot assure you that our asset allocation judgments will achieve these objectives.

Within each asset class, we make specific investments on the basis of quantitative analysis, in addition to fundamental research and analysis. Even if our asset allocation decisions are successful, if the particular investments that we make within each asset class do not perform as we expect, the fund may fail to meet its objective or may lose money.

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Alpha strategy

The fund’s alpha strategy involves potentially using diverse active trading strategies, including “overlay” strategies, active security selection, tactical asset allocation, currency transactions and options transactions, to seek enhanced returns. There is no restriction on the type or number of strategies that we may employ in the alpha strategy.

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Because the alpha strategy is designed to generate a return regardless of market direction, we can use it to generate a positive investment return even in broadly declining markets. Though the fund’s alpha strategy is intended to earn a positive total return even when the general market declines, the fund’s beta strategy is unlikely to earn a positive return in those circumstances. However, while we intend the strategies within the alpha strategy to be relatively uncorrelated with one another and with the performance of most asset classes to which the fund is exposed through the beta strategy, it is possible that the performance of various asset classes and strategies within the alpha strategy may be correlated under certain market conditions, which may negatively affect the

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fund’s performance. The alpha strategy may involve investment leverage. The alpha strategy may fail to make money in broadly declining markets, and may lose money even in broadly advancing markets.

• Industry focus. For Putnam VT Global Health Care Fund, under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the health care industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the health care industries encompass two main groups of companies. The first group includes companies who manufacture health care supplies or provide health care-related services, including distributors of products, providers of basic health care services and owners and operators of care facilities and organizations. The second group includes companies in the research, development, production and marketing of pharmaceuticals and biotechnology products. We consider a company to be in the health care industries if, at the time of investment, we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

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Events that affect the health care industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include technological advances that make existing products and services obsolete, and changes in regulatory policies concerning approvals of new drugs, medical devices or procedures. In addition, changes in governmental payment systems and private payment systems, such as increased use of managed care arrangements, may be more likely to adversely affect the fund than if the fund were more widely diversified.

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For Putnam VT Global Utilities Fund, under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies worldwide in the utilities industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the utilities industries include electric, gas or water utilities and companies that operate as independent producers and/or distributors of power. We consider a company to be in the utilities industries if, at the time of investment, we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

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Events that affect the utilities industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include increases in fuel and other operating costs, and technological advances that make existing plants, equipment or products obsolete. In addition, changes in regulatory policies concerning the environment, energy conservation, nuclear power and utility pricing, as well as deregulation of certain utility services, may be more likely to adversely affect the fund.

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For Putnam VT Money Market Fund, we may invest without limit in money market investments from the banking industry. The fund’s shares may be more vulnerable to decreases in value than those funds that invest in issuers in a greater number of industries. To the extent that the fund invests significantly in a particular industry, it runs an increased risk of loss if economic or other developments affecting that industry cause the prices of related money market investments to fall.

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At times, the fund and other accounts that we and our affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States.

For Putnam VT Small Cap Value Fund, under normal circumstances, we invest at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 2000 Value Index. This policy may be changed only after 60 days’ notice to shareholders.

• Foreign investments. Each of the funds may invest in securities of foreign issuers. Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

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– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value a fund’s foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

– Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. Emerging markets countries may have less developed markets and legal and regulatory systems and may be susceptible to greater political and economic instability than developed markets. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets countries may be more volatile and less liquid than U.S. investments. For these and other reasons, investments in emerging markets are often considered speculative.

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Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

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For Putnam VT Income Fund, we may invest in U.S. dollar-denominated fixed-income securities of foreign issuers; and for Putnam VT Money Market Fund, we may invest in money market instruments of foreign issuers that are denominated in U.S. dollars.

For Putnam VT Global Equity Fund, the use of the term “global” in the fund’s name is meant to emphasize that we look for investment opportunities on a worldwide basis and that our investment strategies are not constrained by the countries or regions in which companies are located. We seek to invest mainly in common stocks of U.S. or foreign companies that we believe have favorable investment potential.

As a result, the portions of the fund that are invested in U.S. and foreign companies will change over time based on the number and size of U.S. and foreign companies that, in our assessment, have favorable investment potential at any particular time. Under normal market conditions, the fund intends to invest in at least three different countries and at least 40% of its net assets in securities of foreign companies (or, if less, the percentage of net assets that is 10% less than the percentage of the MSCI World Index that is represented by foreign companies from time to time). For purposes of determining whether securities held by the fund are securities of a foreign company, we will consider a company to be a foreign company if we determine that the company’s securities trade on a market outside of the United States, the company is headquartered or organized outside of the United States, the company derives a majority of its revenues or profits outside of the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

For Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund, the use of the term “global” in each fund’s name is meant to emphasize that we look for investment opportunities on a worldwide basis and that our investment strategies are not constrained by the countries or regions in which companies are located. We seek to invest mainly in common stocks of U.S. or foreign companies in the group of industries indicated by the fund’s name that we believe have favorable investment potential.

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As a result, the portions of the fund that are invested in U.S. and foreign companies will change over time based on both the number and size of U.S. and foreign companies in such group of industries and on our assessment of the relative investment potential of such companies. By way of illustration, the table below lists, as of December 31, 2011, the allocation between U.S. and foreign companies reflected in key market indexes used to evaluate each fund’s performance:

Fund	Benchmark	U.S.	Foreign

Putnam VT Global	MSCI World Health Care
Health Care Fund	Index (ND)	58.30%	41.70%
Putnam VT Global	MSCI World Utilities
Utilities Fund	Index (ND)	49.61%	50.39%
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As noted above, however, the portions of a fund’s investments represented by U.S. and foreign companies may differ from those of these indexes based on our assessment of relative investment potential at any particular time.

Under normal market conditions, each fund intends to invest in at least five different countries and at least 40% of its net assets in securities of foreign companies (or, if less, at least the percentage of net assets that is 10% less than the percentage of the fund’s benchmark represented by foreign companies, as determined by the provider of the benchmark). For purposes of determining whether securities held by a fund are securities of a foreign company, we will consider a company to be a foreign company if we determine that the company’s securities trade on a market outside of the United States, the company is headquartered or organized outside of the United

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States, the company derives a majority of its revenues or profits outside of the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

• Fixed income investments. Fixed-income securities, which typically pay an unchanging rate of interest or dividends, include bonds and other debt. Each of the funds may invest in fixed-income securities. The value of a fixed-income investment may fall as a result of factors directly relating to the issuer of the security, such as decisions made by its management or a reduction in its credit rating. An investment’s value may also fall because of factors affecting not just the issuer, but other issuers, such as increases in production costs. The value of an investment may also be affected by general changes in financial market conditions, such as changing interest rates or currency exchange rates.

For Putnam VT American Government Income Fund, under normal circumstances, we invest at least 80% of the fund’s net assets in U.S. government securities. We may invest up to 20% of the fund’s net assets in mortgage-backed and other asset-backed securities of private (non-governmental) issuers and securities issued by money market funds, in each case rated AAA or its equivalent at the time of purchase by a nationally recognized securities rating agency or, if unrated, that we determine to be of comparable quality. This policy may be changed only after 60 days’ notice to shareholders.

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For Putnam VT Diversified Income Fund, under normal market conditions, we invest 15%–65% of the fund’s net assets in each of: (a) the U.S. and investment-grade sector, including U.S. government securities and investment-grade bonds of U.S. companies; (b) the high yield sector, including lower-rated bonds of U.S. companies; and (c) the international sector, including bonds of foreign governments and companies, and including both investment-grade and lower-rated securities. For the fund, we consider any securities issued by a foreign government or a supranational organization (such as the World Bank) or denominated in a foreign currency to be securities of a foreign issuer. In addition, we will consider an issuer to be a foreign issuer if we determine that (i) the issuer is headquartered or organized outside the United States, (ii) the issuer’s securities trade in a market outside the United States, (iii) the issuer derives a majority of its revenues or profits outside the United States, or (iv) the issuer is significantly exposed to the economic fortunes and risks of regions outside the United States. We will not invest less than 15% of the fund’s net assets in U.S. government securities.

For Putnam VT George Putnam Balanced Fund, under normal circumstances, we invest at least 25% of the fund’s total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

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• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

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In evaluating the potential performance of an investment in a fund, investors may find it useful to compare a fund’s current dividend rate with its “yield,” which is computed on a yield-to-maturity basis in accordance with Securities and Exchange Commission (SEC) regulations and which reflects amortization of market premiums.

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Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore a fund might not benefit from any increase in value as a result of declining interest rates.

Inflation-protected securities are debt instruments whose principal and/or interest are adjusted for inflation. A fund may invest in inflation-protected securities issued by the U.S. Department of Treasury, by non-U.S. governments, or by private issuers. Inflation-protected securities issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index, a measure of inflation. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Because the principal amount would be adjusted downward during a period of deflation, a fund will be subject to deflation risk with respect to its investments in these securities. In addition, if a fund purchases inflation-adjusted debt instruments in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation.

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For Putnam VT Money Market Fund, the fund may not hold an investment with more than 397 days remaining to maturity and the fund’s average weighted maturity will not exceed 60 days (after giving effect to maturity-shortening features such as interest rate resets or demand features). In addition, the weighted average life (determined without reference to maturity-shortening features, as described below) of the fund will not exceed 120 days. Short-term investments may have lower yields than longer-term investments.

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Some investments that we purchase have an interest rate that changes based on a market interest rate and/or allow the holder to demand payment of principal and accrued interest before the scheduled maturity date. We measure the maturity of these obligations using the relatively short period until the interest rate resets and/or payment could be demanded. Because the interest rate on these investments can change, these investments are unlikely to be able to lock in favorable longer-term interest rates.

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• Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

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For Putnam VT Money Market Fund, we buy only high quality investments. These are:

– rated in one of the two highest categories by at least two nationally recognized rating services,

– rated by one rating service in one of the service’s two highest categories (if only one rating service has provided a rating), or

– unrated investments that we determine are of equivalent quality.

No more than 3% of the fund’s net assets may be invested in investments that, at the time of purchase, were not rated in the highest category or determined to be of comparable quality.

The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangements. The main risk in investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

For Putnam VT Absolute Return 500 Fund, we may invest without limit in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency rating such investments.

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For Putnam VT George Putnam Balanced Fund and Putnam VT Income Fund, we invest mostly in investment-grade investments. These are rated at least BBB or its equivalent by a nationally recognized securities rating agency, or are unrated investments we believe are of comparable quality. We may also invest in securities rated below-investment-grade. However, we will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or in unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

For Putnam VT High Yield Fund, under normal circumstances, we invest at least 80% of the fund’s net assets in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or are unrated investments that we believe are of comparable quality. This policy may be changed only after 60 days’ notice to shareholders.

For Putnam VT Diversified Income Fund and Putnam VT Global Asset Allocation Fund, we may invest up to 70% and 40%, respectively, of each fund’s total assets in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency rating such investments, or are unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

For Putnam VT Absolute Return 500 Fund, Putnam VT High Yield Fund, Putnam VT Diversified Income Fund, and Putnam VT Global Asset Allocation Fund, we may invest up to 15%, 15%, 5% and 5%, respectively, of each fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments, or in unrated investments that we believe are of comparable quality. This includes investments in the lowest rating category of the rating agency. We will not necessarily sell an investment if its rating is reduced after we buy it.

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Investments rated below BBB or its equivalent are below-investment-grade (sometimes referred to as “junk bonds”) and may be considered speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero-coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform

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our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving a fund’s investment objective may depend more on our own credit analysis when we buy lower-rated debt than when we buy investment-grade debt. We may have to participate in legal proceedings involving the issuer or take possession of and manage assets that secure the issuer’s obligations. This could increase a fund’s operating expenses and decrease its net asset value.

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Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the issuer. Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

Some convertible securities receive payments only after the company has paid the holders of its non-convertible debt; for this reason, the credit risk of a company’s convertible securities can be greater than that of its non-convertible debt.

• Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. Asset-backed securities are subject to risks similar to those of mortgage-backed securities.

• Money market investments. These include certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and bankers’ acceptances.

• Liquidity. For Putnam VT Money Market Fund, we maintain certain minimum liquidity standards, including that:

– the fund may not purchase a security other than a security offering daily liquidity (as specified by applicable rules governing money market funds) if, immediately after purchase, the fund would have invested less than 10% of its total assets in securities offering daily liquidity,

– the fund may not purchase a security other than a security offering weekly liquidity (as specified by applicable rules governing money market funds) if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity and

– the fund may not purchase an illiquid security (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the fund) if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities.

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• Illiquid investments. For Putnam VT High Yield Fund, we may invest up to 15% of the fund’s assets in illiquid investments, which may be considered speculative and which may be difficult to sell. The sale of many of these investments is limited by law. We may not be able to sell the fund’s illiquid investments when we consider it desirable to do so, or we may be able to sell them only at less than their market value.

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• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, certain foreign currency transactions, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which may move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. The risk of loss from certain short derivatives positions is theoretically unlimited. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease a fund’s exposure to long- or short-term interest rates (in the United States or abroad) or to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics

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similar to that investment. A fund’s investment in derivatives may be limited by its intention to qualify as a regulated investment company.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide a fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to a fund. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

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Derivatives may create investment leverage, which involves risks. If our judgments about the performance of various asset classes or investments prove incorrect, and a fund’s exposure to underperforming asset classes or investments is increased through the use of leverage, a relatively small market movement may result in significant losses to the fund.

For Putnam VT Absolute Return 500 Fund, our decision to pursue alpha and beta strategies separately may not be successful if we are unable to invest in appropriate derivatives or other instruments or if the derivatives and instruments do not perform as expected.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see Miscellaneous investments, investment practices and risks in the statement of additional information (SAI).

• Floating rate loans. Floating rate loans are debt obligations with interest rates that adjust or “float” periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate such as the London Interbank Offered Rate or the prime rate offered by one or more major U.S. banks. While most floating rate loans are below-investment-grade in quality, most also are senior in rank in the event of bankruptcy to most other securities of the borrower such as common stock or public bonds. Floating rate loans are also normally secured by specific collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer.

Floating rate loans generally are less sensitive to interest rate changes than obligations with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the fund earns on its floating rate investments. Most floating rate loans allow for prepayment of principal without penalty. If a borrower prepays a loan, we might have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid loan or might not be able to take advantage of potential gains from increases in the credit quality of the issuer.

Although the market for the types of floating rate loans in which a fund invests has become increasingly liquid over time, this market is still developing, and there can be no assurance that adverse developments with respect to this market or particular borrowers will not prevent the fund from selling these loans at their market values when we consider such a sale desirable.

• Short sales. For Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund, we may engage in short sales, which are transactions in which a fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will incur a loss which is theoretically unlimited. The fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the fund’s share price and make the fund’s returns more volatile. This is because leverage tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio securities. The use of leverage may also cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

• Real estate investment trusts (REITs). For Putnam VT Absolute Return 500 Fund, a REIT pools investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. We will invest in publicly-traded REITs listed on national securities exchanges. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets.

Prospectus of the Trust 39

• Commodity-linked notes. For Putnam VT Absolute Return 500 Fund, commodity-linked notes are debt securities whose maturity values or interest rates are determined by reference to a single commodity or to all or a portion of a commodities index. Commodity-linked notes may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change. Investments in commodity-linked notes are subject to the risks associated with the overall commodities markets and other factors that affect the value of commodities, including weather, disease, political, tax and other regulatory developments. Commodity-linked notes may be more volatile and less liquid than the underlying measures, have substantial risk of loss with respect to both principal and interest and are subject to the credit risks associated with the issuer. The fund’s investment in commodity-linked notes may be limited by its intention to qualify as a regulated investment company.

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• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as, for Putnam VT International Equity Fund, Putnam VT International Growth Fund and Putnam VT International Value Fund, investments in U.S. companies, and, for all funds, preferred stocks, convertible securities, debt securities, bank loans, asset-backed securities, hybrid and structured bonds and notes (including, for Putnam VT Global Asset Allocation Fund, debt instruments with terms determined by reference to a particular commodity or to all or portions of a commodities index), and assignments of and participations in fixed and floating rate loans. The funds may also loan their portfolio securities to earn income. These practices may be subject to other risks, as described under the heading Miscellaneous investments, investment practices and risks in the SAI.

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• Alternative strategies. At times we may judge that market conditions make pursuing a fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses, including, for funds that invest significantly outside the United States, investing solely in the United States. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause a fund to miss out on investment opportunities, and may prevent a fund from achieving its goal.

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• Changes in policies. The Trustees may change any of the funds’ goals, investment strategies and other policies set forth in this prospectus without shareholder approval, except as otherwise provided.

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• Portfolio turnover rate. Each fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that a fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the funds may engage in frequent trading. High turnover may cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. Each fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the funds’ policies with respect to the disclosure of their portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. With the exception of Putnam VT Money Market Fund, each fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of each fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until a fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

For Putnam VT Money Market Fund, the fund’s portfolio holdings and related portfolio information may be viewed monthly beginning no later than 5 business days after the end of each month.

Who oversees and manages the funds?

The funds’ Trustees

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As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the funds’ business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not officers of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management).

The Trustees periodically review each fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of each fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.


Contacting the funds’ Trustees
Address correspondence to:
The Putnam Funds’ Trustees

One Post Office Square
Boston, MA 02109

40 Prospectus of the Trust

The funds’ investment manager


The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be each fund’s investment manager, responsible for making investment decisions for each fund and managing each fund’s other affairs and business. The basis for the Trustees’ approval of each fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in each fund’s semiannual report to shareholders dated June 30, 2011.

Each fund pays a monthly management fee to Putnam Management. The fee is calculated by applying a rate to the fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds).

Each fund paid Putnam Management a management fee (after any applicable waivers) for each fund’s last fiscal year at the following rates (reflected as a percentage of average net assets):

Putnam VT Absolute Return 500 Fund	0.00%
Putnam VT American Government Income Fund	0.40%
Putnam VT Capital Opportunities Fund	0.59%
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Putnam VT Diversified Income Fund	0.55%
Putnam VT Equity Income Fund	0.48%
Putnam VT George Putnam Balanced Fund	0.53%
Putnam VT Global Asset Allocation Fund	0.60%
Putnam VT Global Equity Fund	0.70%
Putnam VT Global Health Care Fund	0.63%
Putnam VT Global Utilities Fund	0.63%
Putnam VT Growth and Income Fund	0.48%
Putnam VT Growth Opportunities Fund	0.45%
Putnam VT High Yield Fund	0.57%
Putnam VT Income Fund	0.40%
Putnam VT International Equity Fund	0.70%
Putnam VT International Growth Fund	0.91%
Putnam VT International Value Fund	0.70%
Putnam VT Investors Fund	0.56%
Putnam VT Money Market Fund	0.03%*
Putnam VT Multi-Cap Growth Fund	0.56%
Putnam VT Multi-Cap Value Fund	0.56%
Putnam VT Research Fund	0.56%
Putnam VT Small Cap Value Fund	0.63%
Putnam VT Voyager Fund	0.56%

* For Putnam VT Money Market Fund, Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice.

Putnam Management’s address is One Post Office Square, Boston, MA 02109.

For all funds, Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the funds) will pay a quarterly sub-management fee to PIL for its services at the following annual rates:

Putnam VT Absolute Return 500 Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Global Health Care Fund, Putnam VT Global Utilities Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Equity Fund, Putnam VT International Growth Fund, Putnam VT International Value Fund, Putnam VT Investors Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Multi-Cap Value Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, and Putnam VT Voyager Fund: 0.35% of the average aggregate net asset value of any fund assets managed by PIL.

Putnam VT American Government Income Fund, Putnam VT Diversified Income Fund, Putnam VT George Putnam Balanced Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, and Putnam VT Money Market Fund: 0.40% of the average aggregate net asset value of any fund assets managed by PIL.

PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

With respect to Putnam VT Absolute Return 500 Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Global Health Care Fund, Putnam VT Global Utilities Fund, Putnam VT International Equity Fund, Putnam VT International Growth Fund, Putnam VT International Value Fund, and Putnam VT Research Fund, Putnam Management and PIL have retained their affiliate The Putnam Advisory Company, LLC (PAC) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the funds), will pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of a fund or provide other investment services, consistent with local regulations.

Prospectus of the Trust 41

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of each fund’s portfolio.

Putnam VT Absolute Return 500 Fund
	Joined		Positions over past
Portfolio managers	fund	Employer	five years

Jeffrey Knight	2011	Putnam	Head of Global Asset
		Management	Allocation
		1993 – Present	Previously, Deputy
			Head of Investments

James Fetch	2011	Putnam	Portfolio Manager
		Management	Previously, Investment
		1994 – Present	Strategist and Analyst

Robert Kea	2011	Putnam	Portfolio Manager
		Management
		1989 – Present

Joshua Kutin	2012	Putnam	Portfolio Manager
		Management
		1998 – Present

Robert Schoen	2011	Putnam	Portfolio Manager
		Management
		1997 – Present

Jason Vaillancourt	2011	Putnam	Portfolio Manager
		Management	Previously, Investment
		1999 – Present	Strategist

Putnam VT American Government Income Fund

	Joined		Positions over past
Portfolio managers	fund	Employer	five years
Michael Salm	2007	Putnam	Co-Head of Fixed Income
		Management	Previously, Team Leader,
		1997 – Present	Liquid Markets and
			Mortgage Specialist

Daniel Choquette	2005	Putnam	Portfolio Manager
		Management	Previously, Investment
		2002 – Present	Strategist

Putnam VT Capital Opportunities Fund

	Joined		Positions over past
Portfolio managers	fund	Employer	five years
Joseph Joseph	2003	Putnam	Portfolio Manager
		Management	Previously, Director,
		1994 – Present	Global Core Small Cap
Randy Farina	2010	Putnam	Portfolio Manager
		Management
		1997 – Present
John McLanahan	2010	Putnam	Portfolio Manager
		Management	Previously, Analyst and
		1996 – Present	Portfolio Manager

Putnam VT Diversified Income Fund

	Joined		Positions over past
Portfolio managers	fund	Employer	five years
D. William Kohli	1994	Putnam	Co-Head of Fixed Income
		Management	Previously, Team Leader,
		1994 – Present	Portfolio Construction

Michael Atkin	2007	Putnam	Portfolio Manager
		Management	Previously, Director of
		1997 – Present	Sovereign Research and
Senior Economist

Kevin Murphy	2007	Putnam	Portfolio Manager
		Management	Previously, Team Leader,
		1999 – Present	High Grade Credit

Michael Salm	2011	Putnam	Co-Head of Fixed Income
		Management	Previously, Team Leader,
		1997 – Present	Liquid Markets and
Mortgage Specialist

Paul Scanlon	2005	Putnam	Co-Head of Fixed Income
		Management	Previously, Team Leader,
		1999 – Present	U.S. High Yield

Raman Srivastava	2012	Putnam	Portfolio Manager
		Management	Previously, Team Leader,
		1999 – Present	Portfolio Construction
and Portfolio
Construction Specialist

Putnam VT Equity Income Fund

	Joined		Positions over past
Portfolio manager	fund	Employer	five years

Bartlett Geer	2003	Putnam	Portfolio Manager
Management
2000 – Present

Putnam VT George Putnam Balanced Fund

	Joined		Positions over past
Portfolio managers	fund	Employer	five years

David Calabro	2008	Putnam	Portfolio Manager
Management
2008 – Present

		MFS	Portfolio Manager
Investment
Management
Prior to 2008

Raman Srivastava	2004	Putnam	Portfolio Manager
		Management	Previously, Team Leader,
		1999 – Present	Portfolio Construction
and Portfolio
Construction Specialist

42 Prospectus of the Trust

Putnam VT Global Asset Allocation Fund

	Joined		Positions over past
Portfolio managers	fund	Employer	five years
Jeffrey Knight	2002	Putnam	Head of Global Asset
		Management	Allocation
		1993 – Present	Previously, Deputy Head
of Investments

James Fetch	2008	Putnam	Portfolio Manager
		Management	Previously, Investment
		1994 – Present	Strategist and Analyst
Robert Kea	2002	Putnam	Portfolio Manager
Management
1989 – Present
Joshua Kutin	2012	Putnam	Portfolio Manager
		Management	Previously, Analyst
1998 – Present

Robert Schoen	2002	Putnam	Portfolio Manager
Management
1997 – Present

Jason Vaillancourt	2008	Putnam	Portfolio Manager
		Management	Previously, Investment
		1999 – Present	Strategist

Putnam VT Global Equity Fund

	Joined		Positions over past
Portfolio manager	fund	Employer	five years
R. Shepherd	2011	Putnam	Co-Head of International
Perkins		Management	Equities
2011 – Present

		Fidelity	Portfolio Manager
Investments
1997 – 2011

Putnam VT Global Health Care Fund
	Joined		Positions over past
Portfolio manager	fund	Employer	five years

Kelsey Chen	2005	Putnam	Analyst
		Management	Previously, Analyst,
		2000 – Present	Sector Team Leader

Putnam VT Global Utilities Fund

	Joined		Positions over past
Portfolio manager	fund	Employer	five years
George Gianarikas	2012	Putnam	Analyst
Management
2009 – Present

		Wellington	Global Industry Analyst
Management
Company
2007 – 2008

		RiverSource	Equity Analyst
Investments
2003 – 2007

Putnam VT Growth and Income Fund

	Joined		Positions over past
Portfolio manager	fund	Employer	five years
Robert Ewing	2008	Putnam	Co-Head of U.S. Equities
		Management	Previously, Head of U.S.
		2008 – Present	Large Cap Equities

		RiverSource	Portfolio Manager
Investments
2002 – 2008

Putnam VT Growth Opportunities Fund

	Joined		Positions over past
Portfolio manager	fund	Employer	five years

Robert Brookby	2009	Putnam	Portfolio Manager
Management
2008 – Present

		American	Portfolio Manager
Century
Investments
2000 – 2008

Putnam VT High Yield Fund

	Joined		Positions over past
Portfolio managers	fund	Employer	five years
Paul Scanlon	2002	Putnam	Co-Head of Fixed Income
		Management	Previously, Team Leader,
		1999 – Present	U.S. High Yield
Norman Boucher	2005	Putnam	Portfolio Manager
Management
1998 – Present

Robert Salvin	2005	Putnam	Portfolio Manager
Management
2000 – Present

Putnam VT Income Fund

	Joined		Positions over past
Portfolio managers	fund	Employer	five years
Michael Salm	2007	Putnam	Co-Head of Fixed
		Management	Income
		1997 – Present	Previously, Team Leader,
Liquid Markets and Mort-
gage Specialist

Daniel Choquette	2011	Putnam	Portfolio Manager
		Management	Previously, Investment
		2002 – Present	Strategist

Brett Kozlowski	2011	Putnam	Portfolio Manager
		Management	Previously, Structured
		2008 – Present	Credit Specialist

		Fidelity	Portfolio Manager
Investments
2006 – 2008

Kevin Murphy	2005	Putnam	Portfolio Manager
		Management	Previously, Team Leader,
		1999 – Present	High Grade Credit

Raman Srivastava	2005	Putnam	Portfolio Manager
		Management	Previously, Team Leader,
		1999 – Present	Portfolio Construction
and Portfolio
Construction Specialist

Prospectus of the Trust 43

Putnam VT International Equity Fund

	Joined		Positions over past
Portfolio manager	fund	Employer	five years
Simon Davis	2011	Putnam	Co-Head of International
	(and	Management	Equities
	2003 –	2000 – Present	Previously, Head
	2008)		of International
Equities and Head of
International Large
Cap Equities

Putnam VT International Growth Fund

	Joined		Positions over past
Portfolio manager	fund	Employer	five years

Jeffrey Sacknowitz	2008	Putnam	Portfolio Manager
		Management	Previously, Analyst
1999 – Present

Putnam VT International Value Fund

	Joined		Positions over past
Portfolio manager	fund	Employer	five years

Darren Jaroch	2009	Putnam	Portfolio Manager
Management
1999– Present

Putnam VT Investors Fund

	Joined		Positions over past
Portfolio manager	fund	Employer	five years

Gerard Sullivan	2008	Putnam	Portfolio Manager
Management
2008 – Present

		American	Portfolio Manager
Century
Investments
2000 – 2008

Putnam VT Multi-Cap Growth Fund

	Joined		Positions over past
Portfolio manager	fund	Employer	five years

Robert Brookby	2010	Putnam	Portfolio Manager
Management
2008 – Present

		American	Portfolio Manager
Century
Investments
2000 – 2008

Putnam VT Multi-Cap Value Fund

	Joined		Positions over past
Portfolio manager	fund	Employer	five years
James Polk	2004	Putnam	Portfolio Manager
Management
1998 – Present

Putnam VT Research Fund

	Joined		Positions over past
Portfolio managers	fund	Employer	five years
Aaron Cooper	2011	Putnam	Director, Global Equity
		Management	Research
2011 – Present

		Fidelity	Managing Director
		Investments	of Research
2007 – 2011

Kelsey Chen	2010	Putnam	Analyst
		Management	Previously, Analyst,
		2000 – Present	Sector Team Leader

Steven Curbow	2010	Putnam	Analyst
		Management	Previously, Analyst,
		2008 – Present	Sector Team Leader

		Independence	Senior Vice President,
		Investments,	Director of Research
L.L.C.
1999 – 2008

George Gianarikas	2010	Putnam	Analyst
Management
2009 – Present

		Wellington	Global Industry Analyst
Management
Company
2007 – 2008

		RiverSource	Equity Analyst
Investments
2003 – 2007
Ferat Ongoren	2010	Putnam	Analyst
Management
2009 – Present

		Citigroup, Inc.	Director, Industrials
		1997 – 2009	Sector
Walter Scully	2010	Putnam	Analyst
Management
1996 – Present
Putnam VT Small Cap Value Fund

	Joined		Positions over past
Portfolio manager	fund	Employer	five years

Eric Harthun	2008	Putnam	Portfolio Manager
Management
2000 – Present

Putnam VT Voyager Fund

	Joined		Positions over past
Portfolio manager	fund	Employer	five years
Nick Thakore	2008	Putnam	Co-Head of U.S. Equities
		Management	Previously, Head of U.S.
		2008 – Present	Large Cap Equities

		RiverSource	Manager
Investments
2002 – 2008

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.

44 Prospectus of the Trust

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the funds with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of each fund of the Trust continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of a fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. Inclusion in this prospectus of a fund that is not available in your state is not to be considered a solicitation. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The funds currently do not foresee any disadvantages to policyowners arising out of the fact that the funds offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. This might force a fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any fund to any separate account or may suspend or terminate the offering of shares of any fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the funds.

How do the funds price their shares?

The price of a fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

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Each fund (other than Putnam VT Money Market Fund) values its investments for which market quotations are readily available at market value. They value short-term investments that will mature within 60 days at amortized cost, which approximates market value. These funds value all other investments and assets at their fair value, which may differ from recent market prices. For example, a fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or if, in the case of a security traded on a market that closes before the NYSE closes, material information about the issuer becomes available after the close of the relevant market.


Market quotations are not considered to be readily available for some debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by each fund’s Trustees or dealers selected by Putnam Management. Pricing services and dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.


Each fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of a fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close before the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, each fund has adopted fair value pricing procedures, which, among other things, require a fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by a fund to a significant extent. If events materially affecting the values of a fund’s foreign fixed-income investments occur between the close of foreign

Prospectus of the Trust 45

markets and the close of regular trading on the NYSE, these investments will also be valued at their fair value. As noted above, the value determined for an investment using a fund’s fair value pricing procedures may differ from recent market prices for the investment.


Putnam VT Money Market Fund values its investments at amortized cost, which approximates market value.

Distribution plan and payments to dealers


The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment.


Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the funds are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the funds or other Putnam funds, or insurance products for which the funds serve as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or a fund as shown in each fund’s table of annual fund operating expenses in the section Fund summaries — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

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You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2011 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

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Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the funds (such as tax deferral for gains realized from exchanges among the funds) may make the funds more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce a fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s NAV.  Depending on the size and frequency of short-term trades in a fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would

46 Prospectus of the Trust

not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When a fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of a fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When a fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for these securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in a fund’s shares, which will reduce fund performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, a fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading).

• Fund policies and limitations. Putnam Management and the funds’ Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The funds seek to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds (other than Putnam VT Money Market Fund). If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

With respect to Putnam VT Money Market Fund, because the fund is a money market fund that investors may seek to use as a source of short-term liquidity, Putnam Management and the fund’s Trustees have not adopted policies to discourage short-term trading in the fund. Because very large cash flows based on short-term trading may, under some market conditions, decrease the fund’s performance, however, Putnam Management may refuse to sell shares to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the interests of the shareholders and the fund. These actions may apply to all accounts or only to those accounts whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds.

As noted above, the funds’ shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the funds’ ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the funds can give no assurances that market timing and excessive short-term trading will not occur in the funds.

In compliance with Rule 22c-2 under the Investment Company Act of 1940, as amended, Putnam Retail Management and Putnam Investor Services, on behalf of each fund, have entered into written agreements with each of the funds’ financial intermediaries, under which the intermediary must, upon request, provide the fund with certain shareholder identity and trading information so that the fund can enforce its market timing policies.

Prospectus of the Trust 47

Fund distributions and taxes

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Each fund (other than Putnam VT Money Market Fund) will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be reinvested in additional shares of such funds, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Putnam VT Money Market Fund will declare a dividend of its net investment income daily and distribute such dividend monthly. Each month’s distributions will be paid as of the last business day of each month.

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Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date, except that with respect to Putnam VT Money Market Fund, distributions are reinvested using the net asset value determined on the last business day of each month. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to different class expenses.

Generally, holders of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract holder who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

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In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each fund intends to diversify its assets in accordance with these requirements. If a fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service (IRS) finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

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Each fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it timely distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

A fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements.

A fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, that fund’s return on those investments would be decreased.

Investments in derivative financial instruments, including investments by which the fund seeks exposure to assets other than securities, are subject to numerous special and complex tax rules. The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements. As a result, the fund’s intention to qualify as a regulated investment company and receive favorable treatment under the federal income tax rules may limit its ability to invest in such instruments. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules may affect whether the fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

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The foregoing discussion is very general and is based on the assumption that the shareholders in a fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

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Financial highlights

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The financial highlights tables are intended to help you understand each fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in a fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from each fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and each fund’s financial statements are included in each fund’s annual report to shareholders, which is available upon request.

48 Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:								RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Redemption fees	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d,e]	Ratio of net investment income (loss) to average net assets (%)[e]	Portfolio turnover (%)[f]

Putnam VT Absolute Return 500 Fund (Class IA)

12/31/11†	$10.00	.01	(.38)	(.37)	—	—	—	—	—	—	9.63	(3.70)*	$9,530	.61*	.15*	240 *

Putnam VT Absolute Return 500 Fund (Class IB)

12/31/11†	$10.00	.02	(.41)	(.39)	—	—	—	—	—	—	9.61	(3.90)*	$2,735	.78*	.21*	240 *

* Not annualized.
† For the period May 2, 2011 to December 31, 2011.
a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.
d Includes amounts paid through expense offset arrangements.
e Reflects an involuntary contractual limitation in effect during the period. As a result of such limitation and/or waiver, the expenses of each class reflect a reduction of 1.36% as a percentage of average net assets.
f Portfolio turnover excludes TBA roll transactions.
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Prospectus of the Trust 49

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets, excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
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Putnam VT American Government Income Fund (Class IA)

12/31/11	$12.68	.36	.45	.81	(.51)	(1.07)	(1.58)	—[f,g]	$11.91	7.09	$85,901.61		.61	2.97	361

12/31/10	13.07	.64	.02	.66	(1.05)	—	(1.05)	—	12.68	5.35	92,478	.60 [h]	.60 [h]	4.97	204

12/31/09	11.27	.60	1.73	2.33	(.53)	—	(.53)	—	13.07	21.35	98,591	.64[i,j]	.60 [i]	4.99 [i]	242

12/31/08	11.73	.54	(.46)	.08	(.54)	—	(.54)	—[f,k]	11.27	.54	89,863	.62[i]	.62[i]	4.68 [i]	128

12/31/07	11.38	.54	.40 [l]	.94	(.59)	—	(.59)	—	11.73	8.63[l]	76,057	.62[i]	.62[i]	4.76 [i]	153

Putnam VT American Government Income Fund (Class IB)

12/31/11	$12.64	.32	.45	.77	(.47)	(1.07)	(1.54)	—[f,g]	$11.87	6.79	$51,930.86		.86	2.72	361

12/31/10	13.02	.61	.03	.64	(1.02)	—	(1.02)	—	12.64	5.16	53,473	.85[h]	.85[h]	4.75	204

12/31/09	11.23	.57	1.72	2.29	(.50)	—	(.50)	—	13.02	21.00	59,784	.89[i,j]	.85[i]	4.74 [i]	242

12/31/08	11.69	.52	(.47)	.05	(.51)	—	(.51)	—[f,k]	11.23	.30	57,434	.87[i]	.87[i]	4.49 [i]	128

12/31/07	11.34	.51	.40 [l]	.91	(.56)	—	(.56)	—	11.69	8.36[l]	62,556	.87[i]	.87[i]	4.51[i]	153

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
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b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.
d Includes amounts paid through expense offset arrangements.
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e Portfolio turnover excludes TBA roll transactions.
f Amount represents less than $0.01 per share.
g Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange
Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.
h Excludes the impact of a current period reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to
0.02% of average net assets for the period ended December 31, 2010.
i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.20%

12/31/08	0.21

12/31/07	0.21

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets for the period ended
December 31, 2009.
k Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.
l Reflects a non-recurring reimbursement from Putnam Management relating to the misidentification, in 2006, of the characteristics of certain securities in the fund’s portfolio, which amounted to $0.01 per share.

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50 Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

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INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Putnam VT Capital Opportunities Fund (Class IA)

12/31/11	$16.52	.10[e]	(1.06)	(.96)	(.06)	—	(.06)	—[f,g]	$15.50	(5.88)	$16,392	.94[h]	.63[e,h]	35

12/31/10	12.78	.07	3.73	3.80	(.06)	—	(.06)	—	16.52	29.83	18,737.93		.50	29

12/31/09	8.86	.06	3.95	4.01	(.09)	—	(.09)	—	12.78	45.98	11,883	.93[h]	.57[h]	47

12/31/08	14.50	.09	(4.93)	(4.84)	(.11)	(.69)	(.80)	—[f,i]	8.86	(35.02)	9,013	.98[h]	.74[h]	97

12/31/07	17.15	.09	(1.52)	(1.43)	(.03)	(1.19)	(1.22)	—	14.50	(9.29)	18,728	.91[h]	.57[h]	82

Putnam VT Capital Opportunities Fund (Class IB)

12/31/11	$16.41	.06 [e]	(1.06)	(1.00)	(.02)	—	(.02)	—[f,g]	$15.39	(6.11)	$15,310	1.19 [h]	.37[e,h]	35

12/31/10	12.70	.03	3.72	3.75	(.04)	—	(.04)	—	16.41	29.54	18,071	1.18	.24	29

12/31/09	8.79	.03	3.94	3.97	(.06)	—	(.06)	—	12.70	45.62	14,452	1.18 [h]	.33 [h]	47

12/31/08	14.38	.06	(4.89)	(4.83)	(.07)	(.69)	(.76)	—[f,i]	8.79	(35.18)	10,806	1.23 [h]	.50 [h]	97

12/31/07	17.04	.05	(1.52)	(1.47)	—	(1.19)	(1.19)	—	14.38	(9.55)	18,801	1.16 [h]	.32[h]	82

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a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period
b Total return assumes dividend reinvestment.
c The charges and expenses at the insurance company separate account level are not reflected.
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d Includes amounts paid through expense offset and/or brokerage/service arrangements.
e Reflects a dividend received by the fund from a single issuer which amounted to the following amounts:

		Percentage of
	Per share	average net assets

Class IA	$0.06	0.34%

Class IB	0.05	0.33

f Amount represents less than $0.01 per share.
g Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange
Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-
term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.
h Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/11	0.04%

12/31/09	0.21

12/31/08	0.17

12/31/07	0.07

i Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

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Prospectus of the Trust 51

Financial highlights (For a common share outstanding throughout the period)


INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets, excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Putnam VT Diversified Income Fund (Class IA)

12/31/11	$7.85	.41	(.60)	(.19)	(.78)	(.78)	—[f,g]	$6.88	(3.17)	$134,507.76		.76	5.55	155

12/31/10	8.11	.72	.23	.95	(1.21)	(1.21)	—	7.85	13.02	163,545	.74[h]	.74[h]	9.41	115

12/31/09	5.72	.61	2.29	2.90	(.51)	(.51)	—	8.11	54.83	167,996	.77[i,j]	.73[i]	9.07[i]	168

12/31/08	8.81	.47	(3.07)	(2.60)	(.49)	(.49)	—[f,k]	5.72	(31.07)	127,770	.74[i]	.74[i]	6.19[i]	198

12/31/07	8.89	.46	(.09)	.37	(.45)	(.45)	—	8.81	4.31	248,629	.75[i]	.75[i]	5.25[i]	79

Putnam VT Diversified Income Fund (Class IB)

12/31/11	$7.84	.39	(.60)	(.21)	(.76)	(.76)	—[f,g]	$6.87	(3.43)	$301,565	1.01	1.01	5.30	155

12/31/10	8.10	.70	.23	.93	(1.19)	(1.19)	—	7.84	12.81	362,084	.99 [h]	.99 [h]	9.13	115

12/31/09	5.68	.61	2.30	2.91	(.49)	(.49)	—	8.10	55.35	348,898	1.02[i,j]	.98[i]	8.95[i]	168

12/31/08	8.70	.43	(2.98)	(2.55)	(.47)	(.47)	—[f,k]	5.68	(30.82)	173,632	.99[i]	.99[i]	5.71[i]	198

12/31/07	8.78	.43	(.08)	.35	(.43)	(.43)	—	8.70	4.13	225,160	1.00 [i]	1.00 [i]	5.02[i]	79

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a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.
d Includes amounts paid through expense offset arrangements.
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e Portfolio turnover excludes TBA roll transactions.
f Amount represents less than $0.01 per share.
g Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange
Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.
h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.01% of average net assets for the period ended December 31, 2010.
i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.13%

12/31/08	0.13

12/31/07	0.08

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets for the period ended
December 31, 2009.
k Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.


52 Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)


INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Putnam VT Equity Income Fund (Class IA)

12/31/11	$13.54	.34	(.04)	.30	(.28)	—	(.28)	$13.56	2.07	$175,723.64		2.48	66

12/31/10	12.24	.25	1.31	1.56	(.26)	—	(.26)	13.54	12.92	196,747.65		2.02	56

12/31/09	9.72	.25	2.40[f]	2.65	(.13)	—	(.13)	12.24	27.82[f]	198,349	.76 [e]	2.43[e]	112

12/31/08	15.06	.30	(4.76)	(4.46)	(.30)	(.58)	(.88)	9.72	(31.02)	76,350	.78[e]	2.41[e]	74

12/31/07	15.87	.28	.24	.52	(.25)	(1.08)	(1.33)	15.06	3.46	128,150	.77[e]	1.79 [e]	74

Putnam VT Equity Income Fund (Class IB)

12/31/11	$13.44	.30	(.03)	.27	(.24)	—	(.24)	$13.47	1.92	$181,456.89		2.23	66

12/31/10	12.15	.22	1.31	1.53	(.24)	—	(.24)	13.44	12.70	199,056.90		1.77	56

12/31/09	9.66	.23	2.37[f]	2.60	(.11)	—	(.11)	12.15	27.48[f]	206,018	1.01[e]	2.17[e]	112

12/31/08	14.97	.27	(4.74)	(4.47)	(.26)	(.58)	(.84)	9.66	(31.21)	67,881	1.03 [e]	2.16 [e]	74

12/31/07	15.79	.24	.24	.48	(.22)	(1.08)	(1.30)	14.97	3.19	113,204	1.02[e]	1.54 [e]	74


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and brokerage/service arrangements.
e Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	<0.01%

12/31/08	<0.01

12/31/07	<0.01


f Reflects a non-recurring litigation payment received by the fund from Tyco International, Ltd. which amounted to $0.06 per share outstanding as of March 13,
2009. This payment resulted in an increase to total returns of 0.63% for the year ended December 31, 2009.

Prospectus of the Trust 53

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets, excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Putnam VT George Putnam Balanced Fund (Class IA)

12/31/11	$7.21	.15	.06	.21	(.17)	—	(.17)	$7.25	2.88	$83,017.74		.74	2.07	100

12/31/10	6.84	.16	.58	.74	(.37)	—	(.37)	7.21	11.20	94,297	.74[f]	.74[f]	2.38	191

12/31/09	5.74	.19	1.22	1.41	(.31)	—	(.31)	6.84	26.10	100,211	1.00 [g,h]	.77[g]	3.15	237

12/31/08	11.05	.33	(4.35)	(4.02)	(.47)	(.82)	(1.29)	5.74	(40.57)	103,006	.77[g]	.77[g]	3.85	140

12/31/07	12.47	.35	(.20)	.15	(.38)	(1.19)	(1.57)	11.05	1.14	243,160	.72[g]	.72[g]	3.03	128

Putnam VT George Putnam Balanced Fund (Class IB)

12/31/11	$7.17	.13	.07	.20	(.15)	—	(.15)	$7.22	2.77	$95,989.99		.99	1.82	100

12/31/10	6.81	.14	.57	.71	(.35)	—	(.35)	7.17	10.83	111,467	.99[f]	.99[f]	2.13	191

12/31/09	5.71	.17	1.21	1.38	(.28)	—	(.28)	6.81	25.63	119,799	1.25 [g,h]	1.02[g]	2.87	237

12/31/08	10.99	.31	(4.33)	(4.02)	(.44)	(.82)	(1.26)	5.71	(40.72)	112,471	1.02[g]	1.02[g]	3.59	140

12/31/07	12.40	.32	(.20)	.12	(.34)	(1.19)	(1.53)	10.99	.95	256,347	.97[g]	.97[g]	2.78	128


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements and brokerage/service arrangements.
e Portfolio turnover excludes TBA roll transactions.
f Excludes the impact of a current period reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to
0.09% of average net assets for the period ended December 31, 2010.
g Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.05%

12/31/08	0.04

12/31/07	0.02


h Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.23% of average net assets for the period ended
December 31, 2009.

54 Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Putnam VT Global Asset Allocation Fund (Class IA)

12/31/11	$14.79	.33	(.33)	—[f]	(.68)	(.68)	$14.11	(.18)	$138,271.88		.88	2.27	131

12/31/10	13.64	.38	1.59	1.97	(.82)	(.82)	14.79	14.95	159,677	.87[g]	.87[g]	2.75	159

12/31/09	10.87	.41	3.12	3.53	(.76)	(.76)	13.64	35.36	160,419	.99 [h,i]	.86[h]	3.55[h]	178

12/31/08	16.90	.48	(5.91)	(5.43)	(.60)	(.60)	10.87	(33.16)	141,087	.78[h]	.78[h]	3.31[h]	155

12/31/07	16.50	.42	.10	.52	(.12)	(.12)	16.90	3.16	264,820	.77[h]	.77[h]	2.49 [h]	107

Putnam VT Global Asset Allocation Fund (Class IB)

12/31/11	$14.88	.29	(.32)	(.03)	(.65)	(.65)	$14.20	(.42)	$70,624	1.13	1.13	2.02	131

12/31/10	13.72	.35	1.60	1.95	(.79)	(.79)	14.88	14.69	79,537	1.12[g]	1.12[g]	2.50	159

12/31/09	10.90	.39	3.15	3.54	(.72)	(.72)	13.72	35.21	76,413	1.24 [h,i]	1.11 [h]	3.28[h]	178

12/31/08	16.94	.44	(5.92)	(5.48)	(.56)	(.56)	10.90	(33.32)	58,167	1.03 [h]	1.03 [h]	3.05[h]	155

12/31/07	16.54	.38	.11	.49	(.09)	(.09)	16.94	2.94	95,626	1.02 [h]	1.02 [h]	2.23[h]	107


a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.
b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.
d Includes amounts paid through expense offset arrangements and brokerage/service arrangements.


e Portfolio turnover excludes TBA roll transactions.
f Amount represents less than $0.01 per share.
g Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.05% of average net assets for the period ended December 31, 2010.
h Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.10%

12/31/08	0.15

12/31/07	0.08

i Includes interest accrued in connection with certain derivatives contracts, which amounted to 0.13% of average net assets as of December 31, 2009.


Prospectus of the Trust 55

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets, excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Putnam VT Global Equity Fund (Class IA)

12/31/11	$10.91	.16	(.65)	(.49)	(.24)	(.24)	—[e,f]	$10.18	(4.78)	$170,081.92		.92	1.48	87

12/31/10	10.13	.16	.86	1.02	(.24)	(.24)	—	10.91	10.22	204,983	.91[g]	.91[g]	1.61	123

12/31/09	7.80	.21	2.14[h]	2.35	(.02)	(.02)	—	10.13	30.16 [h]	218,068	.94[i,j]	.93[i]	2.45[i]	103

12/31/08	14.61	.25	(6.75)	(6.50)	(.32)	(.32)	.01[k,l]	7.80	(45.24)	202,810	.88[i]	.88[i]	2.15[i]	100

12/31/07	13.68	.18	1.08	1.26	(.33)	(.33)	—	14.61	9.37	472,265	.89[i]	.89[i]	1.23 [i]	86

Putnam VT Global Equity Fund (Class IB)

12/31/11	$10.82	.14	(.65)	(.51)	(.21)	(.21)	—[e,f]	$10.10	(4.95)	$22,293	1.17	1.17	1.24	87

12/31/10	10.06	.13	.85	.98	(.22)	(.22)	—	10.82	9.84	28,915	1.16 [g]	1.16 [g]	1.37	123

12/31/09	7.74	.19	2.13[h]	2.32	—	—	—	10.06	29.97[h]	32,378	1.19 [i,j]	1.18 [i]	2.20 [i]	103

12/31/08	14.48	.22	(6.69)	(6.47)	(.28)	(.28)	.01[k,l]	7.74	(45.35)	29,474	1.13 [i]	1.13 [i]	1.90 [i]	100

12/31/07	13.57	.14	1.07	1.21	(.30)	(.30)	—	14.48	9.02	70,903	1.14 [i]	1.14 [i]	.99[i]	86


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.
d Includes amounts paid through expense offset and brokerage/service arrangements.

e Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange
Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.
f Amount represents less than $0.01 per share.
g Excludes the impact of a current period reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to less than 0.01% of average net assets for the period ended December 31, 2010.
h Reflects a non-recurring litigation payment received by the fund from Tyco International, Ltd. which amounted to $0.08 per share outstanding on March 13, 2009.
This payment resulted in an increase to total returns of 1.03% for the year ended December 31, 2009.
i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.04%

12/31/08	0.05

12/31/07	<0.01

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.01% of average net assets for the period ended
December 31, 2009.
k Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and The Hartford Financial Services Group and the Attorney Generals of New
York State, Illinois and Connecticut which amounted to less than $0.01 per share based on the fund’s weighted average number of shares outstanding for the year ended December 31, 2008.
l Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.


56 Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Putnam VT Global Health Care Fund (Class IA)

12/31/11	$12.40	.15	(.23)	(.08)	(.14)	(.33)	(.47)	$11.85	(.89)	$39,802.84		1.17	31

12/31/10	12.32	.11	.23	.34	(.26)	—	(.26)	12.40	2.68	46,428.82		.90	33

12/31/09	11.11	.07	2.46	2.53	—	(1.32)	(1.32)	12.32	26.46	54,163.87		.64	33

12/31/08	13.49	.06	(2.33)	(2.27)	—	(.11)	(.11)	11.11	(16.90)	52,520	.83[f]	.49[f]	19

12/31/07	13.69	.13[e]	(.18)	(.05)	(.15)	—	(.15)	13.49	(.36)	81,384	.81[f]	.95[e,f]	16

Putnam VT Global Health Care Fund (Class IB)

12/31/11	$12.24	.11	(.23)	(.12)	(.10)	(.33)	(.43)	$11.69	(1.18)	$59,024	1.09	.92	31

12/31/10	12.16	.08	.23	.31	(.23)	—	(.23)	12.24	2.47	69,824	1.07	.65	33

12/31/09	11.02	.04	2.42	2.46	—	(1.32)	(1.32)	12.16	26.00	82,858	1.12	.39	33

12/31/08	13.40	.03	(2.30)	(2.27)	—	(.11)	(.11)	11.02	(17.01)	79,525	1.08 [f]	.24	19

12/31/07	13.60	.10[e]	(.19)	(.09)	(.11)	—	(.11)	13.40	(.67)	118,713	1.06 [f]	.69[e,f]	16


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.
d Includes amounts paid through expense offset arrangements and for certain funds, brokerage/service arrangements.
e Net investment income (loss) per share and ratio of net investment income (loss) for the fund’s class IA and class IB shares reflect a special dividend received by the fund, which amounted to $0.08 per share and 0.60% as a percentage of average net assets for the period ended December 31, 2007.
f Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2008, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/08	0.03%

12/31/07	0.02


Prospectus of the Trust 57

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Putnam VT Global Utilities Fund (Class IA)

12/31/11	$13.15	.48	(1.14)	(.66)	(.49)	—	(.49)	$12.00	(5.19)	$102,746.83		3.88	39

12/31/10	13.44	.43	(.18)	.25	(.54)	—	(.54)	13.15	2.10	129,384.82		3.39	34

12/31/09	14.31	.42	.21	.63	(.60)	(.90)	(1.50)	13.44	7.66	152,608	.84 [e]	3.41[e]	55

12/31/08	21.03	.49	(6.77)	(6.28)	(.44)	—	(.44)	14.31	(30.33)	175,735	.81[e]	2.73[e]	50

12/31/07	17.83	.38	3.19	3.57	(.37)	—	(.37)	21.03	20.25	320,375	.80[e]	1.94 [e]	40

Putnam VT Global Utilities Fund (Class IB)

12/31/11	$13.12	.45	(1.14)	(.69)	(.45)	—	(.45)	$11.98	(5.41)	$18,014	1.08	3.63	39

12/31/10	13.41	.40	(.18)	.22	(.51)	—	(.51)	13.12	1.83	23,641	1.07	3.15	34

12/31/09	14.25	.39	.21	.60	(.54)	(.90)	(1.44)	13.41	7.36	28,534	1.09 [e]	3.17[e]	55

12/31/08	20.93	.44	(6.74)	(6.30)	(.38)	—	(.38)	14.25	(30.49)	32,319	1.06 [e]	2.48[e]	50

12/31/07	17.75	.33	3.17	3.50	(.32)	—	(.32)	20.93	19.94	60,942	1.05 [e]	1.69 [e]	40


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b Total return assumes dividend reinvestment.
c The charges and expenses at the insurance company separate account level are not reflected.


d Includes amounts paid through expense offset arrangements and/or brokerage/service arrangements.


e Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.02%

12/31/08	0.01

12/31/07	0.01


58 Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Putnam VT Growth and Income Fund (Class IA)

12/31/11	$16.31	.29	(.99)	(.70)	(.24)	—	(.24)	$15.37	(4.44)	$933,477.63		1.81	44

12/31/10	14.46	.21	1.90	2.11	(.26)	—	(.26)	16.31	14.71	1,147,182.63		1.45	45

12/31/09	11.54	.23	3.07[e]	3.30	(.38)	—	(.38)	14.46	30.16 [e]	1,183,503.67		1.90	55

12/31/08	23.28	.36	(8.17)[g]	(7.81)	(.52)	(3.41)	(3.93)	11.54	(38.57) [g]	1,117,897	.60 [f]	2.19[f]	40

12/31/07	29.54	.40	(1.80)	(1.40)	(.46)	(4.40)	(4.86)	23.28	(5.80)	2,427,397	.55[f]	1.52[f]	50

Putnam VT Growth and Income Fund (Class IB)

12/31/11	$16.23	.25	(.98)	(.73)	(.20)	—	(.20)	$15.30	(4.64)	$212,939.88		1.56	44

12/31/10	14.40	.18	1.87	2.05	(.22)	—	(.22)	16.23	14.38	273,119.88		1.20	45

12/31/09	11.47	.20	3.06 [e]	3.26	(.33)	—	(.33)	14.40	29.81[e]	296,197.92		1.65	55

12/31/08	23.12	.31	(8.11)[g]	(7.80)	(.44)	(3.41)	(3.85)	11.47	(38.70) [g]	272,193	.85[f]	1.94 [f]	40

12/31/07	29.36	.33	(1.79)	(1.46)	(.38)	(4.40)	(4.78)	23.12	(6.04)	592,681	.80 [f]	1.27[f]	50


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.
d Includes amounts paid through expense offset and/or brokerage/service arrangements.
e Reflects a non-recurring litigation payment received by the fund from Tyco International, Ltd. which amounted to $0.08 per share outstanding as of March 31,
2009. This payment resulted in an increase to total returns of 0.72% for the year ended December 31, 2009.
f Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market
Fund during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/08	<0.01%

12/31/07	<0.01


g Reflects a non-recurring litigation payment received by the fund from Enron Corporation which amounted to $0.06 per share outstanding on December 29,
2008. This payment resulted in an increase to total returns of 0.32% for the year ended December 31, 2008.

Prospectus of the Trust 59

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d,f]	Ratio of net investment income (loss) to average net assets (%)[f]	Portfolio turnover (%)
Putnam VT Growth Opportunities Fund (Class IA)

12/31/11	$5.68	.03	(.25)	(.22)	(.02)	(.02)	—[e,j]	$5.44	(3.86)	$10,920.86		.46	52

12/31/10	4.85	.01	.84	.85	(.02)	(.02)	—	5.68	17.57	12,473.86		.30	91

12/31/09	3.48	.02	1.40[g]	1.42	(.05)	(.05)	—	4.85	41.26 [g]	12,216.87		.45	176

12/31/08	5.58	.04	(2.14)[i]	(2.10)	—	—	—[e,h]	3.48	(37.64)[i]	8,712.81		.78	100

12/31/07	5.29	.01	.30	.31	(.02)	(.02)	—	5.58	5.82	17,346.81		.14	60

Putnam VT Growth Opportunities Fund (Class IB)

12/31/11	$5.62	.01	(.24)	(.23)	(.01)	(.01)	—[e,j]	$5.38	(4.13)	$12,820	1.11	.21	52

12/31/10	4.80	—[e]	.83	.83	(.01)	(.01)	—	5.62	17.31	15,393	1.11	.04	91

12/31/09	3.44	.01	1.38[g]	1.39	(.03)	(.03)	—	4.80	40.85[g]	16,528	1.12	.20	176

12/31/08	5.53	.02	(2.11)[i]	(2.09)	—	—	—[e,h]	3.44	(37.79)[i]	12,602	1.06	.53	100

12/31/07	5.24	(.01)	.30	.29	—[e]	—[e]	—	5.53	5.60	25,482	1.06	(.11)	60


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.
d Includes amounts paid through expense offset arrangements and/or brokerage/service arrangements.
e Amount represents less than $0.01 per share.

f Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/11	0.11%

12/31/10	0.07

12/31/09	0.36

12/31/08	0.39

12/31/07	0.25


g Reflects a non-recurring litigation payment received by the fund from Tyco International, Ltd. which amounted to $0.02 per share outstanding as of March 13,
2009. This payment resulted in an increase to total returns of 0.58% for the year ended December 31, 2009.
h Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the
Securities and Exchange Commission (the SEC), which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.
i Reflects a non-recurring litigation payment received by the fund from Enron Corporation which amounted to $0.05 per share outstanding as of December 29,
2008. This payment resulted in an increase to total returns of 0.89% for the year ended December 31, 2008.
j Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the SEC which amounted to less than
$0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

60 Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Putnam VT High Yield Fund (Class IA)

12/31/11	$7.03	.51	(.37)	.14	(.56)	(.56)	$6.61	1.85	$283,942.74		7.57	57

12/31/10	6.64	.53	.38	.91	(.52)	(.52)	7.03	14.54	315,694.75		7.91	73

12/31/09	5.00	.47	1.81	2.28	(.64)	(.64)	6.64	50.92	310,578	.73[e]	8.29[e]	63

12/31/08	7.45	.54	(2.33)	(1.79)	(.66)	(.66)	5.00	(26.21)	222,063	.72[e]	8.37[e]	24

12/31/07	7.83	.58	(.33)	.25	(.63)	(.63)	7.45	3.17	360,197	.73[e]	7.67[e]	43

Putnam VT High Yield Fund (Class IB)

12/31/11	$6.97	.49	(.36)	.13	(.54)	(.54)	$6.56	1.75	$96,535.99		7.34	57

12/31/10	6.60	.51	.37	.88	(.51)	(.51)	6.97	14.04	122,982	1.00	7.67	73

12/31/09	4.96	.46	1.80	2.26	(.62)	(.62)	6.60	50.79	116,853	.98[e]	8.05[e]	63

12/31/08	7.39	.52	(2.31)	(1.79)	(.64)	(.64)	4.96	(26.37)	85,287	.97[e]	8.11[e]	24

12/31/07	7.78	.56	(.34)	.22	(.61)	(.61)	7.39	2.79	152,715	.98[e]	7.42[e]	43


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.


d Includes amounts paid through expense offset and brokerage service arrangements.


e Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.10%

12/31/08	0.10

12/31/07	0.06


Prospectus of the Trust 61

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of expenses to average net assets, excluding interest expense (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Putnam VT Income Fund (Class IA)

12/31/11	$12.14	.54	.06	.60	(1.10)	(1.10)	—[f,g]	$11.64	5.16	$238,826.58		.58	4.57	263

12/31/10	12.39	.88	.30	1.18	(1.43)	(1.43)	—	12.14	10.22	260,270	.59 [h]	.59 [h]	7.25	88

12/31/09	9.02	.79	3.23	4.02	(.65)	(.65)	—	12.39	47.22	270,438	1.16 [i,j]	.58[i]	7.52[i]	278

12/31/08	12.68	.57	(3.39)	(2.82)	(.84)	(.84)	—[g,k]	9.02	(23.78)	221,192	.58[i]	.58[i]	4.97[i]	208

12/31/07	12.70	.65	.02	.67	(.69)	(.69)	—	12.68	5.45	379,470	.57[i]	.57[i]	5.25[i]	229

Putnam VT Income Fund (Class IB)

12/31/11	$12.03	.51	.07	.58	(1.07)	(1.07)	—[f,g]	$11.54	5.00	$154,091.83		.83	4.34	263

12/31/10	12.30	.84	.30	1.14	(1.41)	(1.41)	—	12.03	9.87	187,450	.84[h]	.84[h]	7.02	88

12/31/09	8.96	.76	3.19	3.95	(.61)	(.61)	—	12.30	46.65	199,218	1.41 [i,j]	.83[i]	7.27[i]	278

12/31/08	12.59	.54	(3.36)	(2.82)	(.81)	(.81)	—[g,k]	8.96	(23.93)	162,338	.83[i]	.83[i]	4.75 [i]	208

12/31/07	12.61	.62	.02	.64	(.66)	(.66)	—	12.59	5.22	285,881	.82[i]	.82[i]	5.00 [i]	229


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b Total return assumes dividend reinvestment.
c The charges and expenses at the insurance company separate account level are not reflected.
d Includes amounts paid through expense offset arrangements.


e Portfolio turnover excludes TBA roll transactions.
f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission
(the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.
g Amount represents less than $0.01 per share.
h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.23% of average net assets for the period ended December 31, 2010.
i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.21%

12/31/08	0.17

12/31/07	0.14

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.58% of average net assets for the period ended
December 31, 2009.
k Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.


62 Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Putnam VT International Equity Fund (Class IA)

12/31/11	$11.91	.20	(2.11)	(1.91)	(.40)	—	—	(.40)	—[e,f]	$9.60	(16.71)	$116,603.87		1.83	91

12/31/10	11.20	.16	.95	1.11	(.40)	—	—	(.40)	—	11.91	10.27	162,574.89		1.53	75

12/31/09	8.96	.20	2.03	2.23	—	—	—	—	.01[g,h]	11.20	25.00	171,219.94		2.25	110

12/31/08	19.11	.43	(7.74)	(7.31)	(.37)	(2.44)	(.04)	(2.85)	.01[i]	8.96	(43.84)	167,901	.87[j]	3.17[j]	71

12/31/07	20.78	.31	1.33	1.64	(.66)	(2.65)	—	(3.31)	—	19.11	8.61	381,400	.84[j]	1.56 [j]	83

Putnam VT International Equity Fund (Class IB)

12/31/11	$11.78	.17	(2.09)	(1.92)	(.37)	—	—	(.37)	—[e,f]	$9.49	(16.93)	$295,307	1.12	1.57	91

12/31/10	11.08	.14	.94	1.08	(.38)	—	—	(.38)	—	11.78	10.03	399,078	1.14	1.28	75

12/31/09	8.89	.18	2.00	2.18	—	—	—	—	.01[g,h]	11.08	24.63	428,804	1.19	2.01	110

12/31/08	18.96	.39	(7.67)	(7.28)	(.32)	(2.44)	(.04)	(2.80)	.01[i]	8.89	(43.95)	403,653	1.12 [j]	2.91[j]	71

12/31/07	20.64	.26	1.32	1.58	(.61)	(2.65)	—	(3.26)	—	18.96	8.37	825,503	1.09 [j]	1.31 [j]	83


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.
d Includes amounts paid through expense offset arrangements and/or brokerage/service arrangements.
e Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Millennium Partners, L.P.,
Millennium Management L.L.C. and Millennium International Management, L.L.C., which amounted to less than $0.01 per share outstanding as of March 28, 2011.
f Amount represents less than $0.01 per share.
g Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management L.L.C. and Millennium
International Management, L.L.C., which amounted to $0.01 per share outstanding as of June 23, 2009.
h Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and General American Life Insurance Co., which amounted to less than $0.01 per share outstanding as of August 17, 2009.
i Reflects a non-recurring reimbursement pursuant to a settlement between The Hartford Financial Services Group and the Attorney Generals of New York State,
Illinois and Connecticut, which amounted to $0.01 per share for the year ended December 31, 2008.
j Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market
Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/08	<0.01%

12/31/07	<0.01


Prospectus of the Trust 63

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d,e]	Ratio of net investment income (loss) to average net assets (%)[e]	Portfolio turnover (%)
Putnam VT International Growth Fund (Class IA)

12/31/11	$17.28	.19	(3.15)	(2.96)	(.43)	(.43)	—[f]	$13.89	(17.65)	$38,885	1.24	1.14	112

12/31/10	15.84	.13	1.80	1.93	(.49)	(.49)	—	17.28	12.48	54,528	1.23	.84	148

12/31/09	11.67	.19	4.19	4.38	(.23)	(.23)	.02[g]	15.84	38.76	56,806	1.14	1.50	185

12/31/08	20.59	.37	(9.05)	(8.68)	(.31)	(.31)	.07[h,i]	11.67	(42.36)	48,582	1.10	2.25	135

12/31/07	18.34	.21	2.25	2.46	(.21)	(.21)	—	20.59	13.52	119,992	1.11	1.06	107

Putnam VT International Growth Fund (Class IB)

12/31/11	$17.24	.15	(3.15)	(3.00)	(.39)	(.39)	—[f]	$13.85	(17.90)	$17,359	1.49	.90	112

12/31/10	15.80	.09	1.79	1.88	(.44)	(.44)	—	17.24	12.20	24,757	1.48	.61	148

12/31/09	11.62	.13	4.21	4.34	(.18)	(.18)	.02[g]	15.80	38.36	28,347	1.39	1.08	185

12/31/08	20.48	.33	(9.01)	(8.68)	(.25)	(.25)	.07[h,i]	11.62	(42.48)	71,579	1.35	2.00	135

12/31/07	18.25	.16	2.24	2.40	(.17)	(.17)	—	20.48	13.21	166,222	1.36	.82	107


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b Total return assumes dividend reinvestment.
c The charges and expenses at the insurance company separate account level are not reflected.
d Includes amounts paid through expense offset and brokerage/service arrangements.
e Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets
12/31/11	0.02%

12/31/10	0.01
12/31/09	0.16

12/31/08	0.08

12/31/07	0.06


f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange
Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.
g Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and General American Life Insurance Co., which amounted to $0.02 per share outstanding as of August 17, 2009.
h Reflects a non-recurring reimbursement pursuant to a settlement between The Hartford Financial Services Group and the Attorney Generals of New York State,
Illinois and Connecticut which amounted to $0.06 of the fund’s weighted average number of shares outstanding for the year ended December 31, 2008.
i Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to $0.01 per share based on weighted average number of shares outstanding for the year ended December 31, 2008.


64 Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Putnam VT International Value Fund (Class IA)

12/31/11	$9.45	.21	(1.44)	(1.23)	(.26)	—	—	(.26)	—	$7.96	(13.52)	$72,563.93		2.33	57

12/31/10	9.10	.16	.50	.66	(.31)	—	—	(.31)	—	9.45	7.42	112,372.91		1.87	52

12/31/09	7.20	.21	1.69	1.90	—	—	—	—	—[e]	9.10	26.39	124,320	.98[f]	2.72[f]	128

12/31/08	16.60	.32	(6.74)	(6.42)	(.28)	(2.63)	(.07)	(2.98)	—	7.20	(45.85)	121,743	.93[f]	2.87[f]	71

12/31/07	19.32	.31	.96	1.27	(.39)	(3.60)	—	(3.99)	—	16.60	7.29	294,274	.92[f]	1.74 [f]	90

Putnam VT International Value Fund (Class IB)

12/31/11	$9.35	.18	(1.43)	(1.25)	(.23)	—	—	(.23)	—	$7.87	(13.78)	$37,682	1.18	2.04	57

12/31/10	9.01	.14	.49	.63	(.29)	—	—	(.29)	—	9.35	7.12	52,719	1.16	1.62	52

12/31/09	7.14	.19	1.68	1.87	—	—	—	—	—[e]	9.01	26.19	59,790	1.23 [f]	2.47[f]	128

12/31/08	16.48	.29	(6.71)	(6.42)	(.23)	(2.63)	(.06)	(2.92)	—	7.14	(46.02)	55,208	1.18 [f]	2.62[f]	71

12/31/07	19.21	.26	.96	1.22	(.35)	(3.60)	—	(3.95)	—	16.48	7.01	129,084	1.17[f]	1.50 [f]	90


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.
c The charges and expenses at the insurance company separate account level are not reflected.
d Includes amounts paid through expense offset arrangements and brokerage/service arrangements.
e Reflects a non-recurring reimbursement pursuant to a settlement between General American Life Insurance Company and the Securities and Exchange
Commission (the SEC) which amounted to less than $0.01 per share as of August 17, 2009.
f Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.01%

12/31/08	<0.01

12/31/07	0.03


Prospectus of the Trust 65

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Putnam VT Investors Fund (Class IA)

12/31/11	$10.15	.14	(.10)	.04	(.14)	(.14)	$10.05	.29	$75,974.73		1.40	55

12/31/10	9.01	.12	1.15	1.27	(.13)	(.13)	10.15	14.24	88,583.73		1.28	85

12/31/09	6.99	.12	2.01	2.13	(.11)	(.11)	9.01	31.18	92,424	.79[e]	1.58 [e]	125

12/31/08	11.60	.10	(4.66)	(4.56)	(.05)	(.05)	6.99	(39.44)	79,111	.77[e]	1.06 [e]	127

12/31/07	12.27	.05	(.65)	(.60)	(.07)	(.07)	11.60	(4.90)	181,848	.75[e]	.39 [e]	88

Putnam VT Investors Fund (Class IB)

12/31/11	$10.11	.12	(.11)	.01	(.11)	(.11)	$10.01	.04	$157,406.98		1.15	55

12/31/10	8.98	.09	1.15	1.24	(.11)	(.11)	10.11	13.92	185,088.98		1.03	85

12/31/09	6.96	.10	2.01	2.11	(.09)	(.09)	8.98	30.82	188,392	1.04 [e]	1.33 [e]	125

12/31/08	11.54	.08	(4.64)	(4.56)	(.02)	(.02)	6.96	(39.55)	156,606	1.02[e]	.87[e]	127

12/31/07	12.21	.02	(.65)	(.63)	(.04)	(.04)	11.54	(5.17)	237,755	1.00 [e]	.15[e]	88


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.
d Includes amounts paid through expense offset and/or brokerage/service arrangements.
e Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	<0.01%

12/31/08	<0.01

12/31/07	<0.01


66 Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[a,b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[a,c]	Ratio of net investment income (loss) to average net assets (%)
Putnam VT Money Market Fund (Class IA)

12/31/11	$1.00	.0001	.0001	.0002	(.0001)	(.0001)	$1.00	.01	$123,847	.20[d]	.01[d]

12/31/10	1.00	.0003	(.0004)	(.0001)	(.0004)	(.0004)	1.00	.03	138,561	.26[d]	.03[d]

12/31/09	1.00	.0036	—[e]	.0036	(.0035)	(.0035)	1.00	.35	178,927	.47[d,f]	.39 [d,f]

12/31/08	1.00	.0279	(.0003)	.0276	(.0279)	(.0279)	1.00	2.83	251,780	.47[f]	2.78[f]

12/31/07	1.00	.0492	—[e]	.0492	(.0492)	(.0492)	1.00	5.05	219,558	.46[f]	4.92[f]

Putnam VT Money Market Fund (Class IB)

12/31/11	$1.00	.0001	.0001	.0002	(.0001)	(.0001)	$1.00	.01	$133,349	.20[d]	.01[d]

12/31/10	1.00	.0003	(.0004)	(.0001)	(.0004)	(.0004)	1.00	.03	163,998	.26[d]	.03[d]

12/31/09	1.00	.0022	—[e]	.0022	(.0021)	(.0021)	1.00	.21	191,806	.62[d,f]	.24 [d,f]

12/31/08	1.00	.0254	(.0003)	.0251	(.0254)	(.0254)	1.00	2.57	220,510	.72[f]	2.54[f]

12/31/07	1.00	.0467	—[e]	.0467	(.0467)	(.0467)	1.00	4.79	206,134	.71[f]	4.67[f]


a The charges and expenses at the insurance company separate account level are not reflected.
b Total return assumes dividend reinvestment.
c Includes amounts paid through expense offset arrangements.
d Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields of the fund. As a result of such waivers, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets:



	12/31/11	12/31/10	12/31/09

Class IA	0.26%	0.19%	0.07%

Class IB	0.51	0.44	0.17

e Amount represents less than $0.0001 per share.
f Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.04%

12/31/08	0.08

12/31/07	0.09


Prospectus of the Trust 67

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Putnam VT Multi-Cap Growth Fund (Class IA)

12/31/11	$20.67	.10	(1.10)	(1.00)	(.08)	(.08)	—[e,i]	$19.59	(4.88)	$494,935.72		.48	47

12/31/10	17.34	.07	3.36	3.43	(.10)	(.10)	—	20.67	19.87	600,549.75		.38	86

12/31/09	13.19	.09	4.16	4.25	(.10)	(.10)	—	17.34	32.48	495,050	.81[f]	.62[f]	64

12/31/08	21.55	.08	(8.39)[g,h]	(8.31)	(.05)	(.05)	—	13.19	(38.62) [h]	442,197	.76[f]	.46[f]	79

12/31/07	20.36	.05	1.17	1.22	(.03)	(.03)	—	21.55	6.02	926,866	.72[f]	.24[f]	139

Putnam VT Multi-Cap Growth Fund (Class IB)

12/31/11	$20.35	.05	(1.08)	(1.03)	(.05)	(.05)	—[e,i]	$19.27	(5.08)	$147,615.97		.23	47

12/31/10	17.08	.02	3.31	3.33	(.06)	(.06)	—	20.35	19.56	192,569	1.00	.13	86

12/31/09	12.98	.05	4.10	4.15	(.05)	(.05)	—	17.08	32.14	77,225	1.06 [f]	.37[f]	64

12/31/08	21.19	.04	(8.25)[g,h]	(8.21)	—	—	—	12.98	(38.75) [h]	59,123	1.01 [f]	.21[f]	79

12/31/07	20.04	—[e]	1.15	1.15	—	—	—	21.19	5.74	123,258	.97[f]	(.01)[f]	139


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.
d Includes amounts paid through expense offset arrangements and/or brokerage/service arrangements.
e Amount represents less than $0.01 per share.
f Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009 certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	<0.01%

12/31/08	<0.01

12/31/07	<0.01


g Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (SEC) and Knight Securities, L.P. which amounted to $0.02 per share.
h Reflects a non-recurring litigation payment received by the fund from Enron Corporation which amounted to $0.10 per share outstanding as of December 29,
2008. This payment resulted in an increase to total returns of 0.46% for the year ended December 31, 2008.


i Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the SEC which amounted to less than
$0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.


68 Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Putnam VT Multi-Cap Value Fund (Class IA)

12/31/11	$12.92	.06	(.68)	(.62)	(.07)	—	(.07)	—[e,f]	$12.23	(4.87)	$23,338.84		.50	82

12/31/10	10.44	.04	2.49	2.53	(.05)	—	(.05)	—	12.92	24.32	30,052.86		.39	111

12/31/09	7.55	.05	2.90	2.95	(.06)	—	(.06)	—	10.44	39.54	25,771	.92[g]	.61[g]	130

12/31/08	16.45	.09	(6.06)	(5.97)	(.15)	(2.78)	(2.93)	—[e,h]	7.55	(42.77)	21,125	.90[g]	.79[g]	79

12/31/07	17.83	.09	.33	.42	(.30)	(1.50)	(1.80)	—	16.45	1.98	53,498	.87[g]	.48[g]	67

Putnam VT Multi-Cap Value Fund (Class IB)

12/31/11	$12.88	.03	(.69)	(.66)	(.03)	—	(.03)	—[e,f]	$12.19	(5.12)	$10,648	1.09	.25	82

12/31/10	10.41	.02	2.48	2.50	(.03)	—	(.03)	—	12.88	24.06	14,125	1.11	.14	111

12/31/09	7.52	.03	2.89	2.92	(.03)	—	(.03)	—	10.41	39.00	13,587	1.17[g]	.35 [g]	130

12/31/08	16.35	.06	(6.01)	(5.95)	(.10)	(2.78)	(2.88)	—[e,h]	7.52	(42.83)	11,312	1.15 [g]	.55[g]	79

12/31/07	17.74	.04	.33	.37	(.26)	(1.50)	(1.76)	—	16.35	1.69	26,543	1.12[g]	.22[g]	67


a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.
b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.
d Includes amounts paid through expense offset and brokerage/service arrangements.
e Amount represents less than $0.01 per share.

f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange
Commission (the SEC) which amounted to less $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.
g Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.14%

12/30/08	0.09

12/30/07	<0.01

h Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the fund’s weighted average number of shares outstanding for the year ended December 31, 2008.


Prospectus of the Trust 69

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Putnam VT Research Fund (Class IA)

12/31/11	$12.13	.13	(.29)	(.16)	(.13)	(.13)	$11.84	(1.41)	$22,578.83		1.10	98

12/31/10	10.53	.10	1.64	1.74	(.14)	(.14)	12.13	16.61	26,891.81		.97	100

12/31/09	8.03	.11	2.52[e]	2.63	(.13)	(.13)	10.53	33.54[e]	27,306	.82[f]	1.28 [f]	134

12/31/08	13.21	.12	(5.15)	(5.03)	(.15)	(.15)	8.03	(38.42)	24,422	.80 [f]	1.08 [f]	131

12/31/07	13.19	.13	(.02)	.11	(.09)	(.09)	13.21	.83	54,436	.79[f]	.93[f]	80

Putnam VT Research Fund (Class IB)

12/31/11	$12.11	.10	(.30)	(.20)	(.10)	(.10)	$11.81	(1.75)	$32,108	1.08	.85	98

12/31/10	10.51	.08	1.63	1.71	(.11)	(.11)	12.11	16.38	41,053	1.06	.72	100

12/31/09	8.00	.09	2.52[e]	2.61	(.10)	(.10)	10.51	33.19[e]	44,283	1.07[f]	1.03 [f]	134

12/31/08	13.14	.09	(5.12)	(5.03)	(.11)	(.11)	8.00	(38.54)	39,469	1.05 [f]	.83[f]	131

12/31/07	13.12	.09	(.02)	.07	(.05)	(.05)	13.14	.56	83,046	1.04 [f]	.68[f]	80


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.
d Includes amounts paid through expense offset and/or brokerage/service arrangements.
e Reflects a non-recurring litigation payment received by the fund from Tyco International, Ltd., which amounted to $0.06 per share outstanding as of March 13,
2009. This payment resulted in an increase to total returns of 0.76% for the year ended December 31, 2009.
f Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.09%

12/31/08	0.07

12/31/07	<0.01


70 Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Putnam VT Small Cap Value Fund (Class IA)

12/31/11	$13.90	.09	(.71)	(.62)	(.10)	—	(.10)	$13.18	(4.54)	$58,788.78		.66	63

12/31/10	11.06	.09	2.81	2.90	(.06)	—	(.06)	13.90	26.31	73,838.82		.78	69

12/31/09	8.62	.07	2.56	2.63	(.19)	—	(.19)	11.06	31.84	65,428	.96 [e]	.75[e]	93

12/31/08	18.96	.21	(6.31)	(6.10)	(.34)	(3.90)	(4.24)	8.62	(39.26)	61,459	.92[e]	1.63 [e]	58

12/31/07	24.49	.25	(2.85)	(2.60)	(.19)	(2.74)	(2.93)	18.96	(12.44)	149,405	.87[e]	1.11[e]	59

Putnam VT Small Cap Value Fund (Class IB)

12/31/11	$13.78	.05	(.69)	(.64)	(.07)	—	(.07)	$13.07	(4.73)	$166,495	1.03	.41	63

12/31/10	10.97	.06	2.79	2.85	(.04)	—	(.04)	13.78	25.98	207,791	1.07	.53	69

12/31/09	8.53	.04	2.55	2.59	(.15)	—	(.15)	10.97	31.53	193,272	1.21[e]	.50[e]	93

12/31/08	18.76	.18	(6.24)	(6.06)	(.27)	(3.90)	(4.17)	8.53	(39.39)	165,393	1.17[e]	1.40 [e]	58

12/31/07	24.27	.18	(2.81)	(2.63)	(.14)	(2.74)	(2.88)	18.76	(12.67)	326,425	1.12[e]	.78[e]	59


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b Total return assumes dividend reinvestment.
c The charges and expenses at the insurance company separate account level are not reflected.
d Includes amounts paid through expense offset arrangements and brokerage/service arrangements.
e Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.02%

12/31/08	<0.01

12/31/07	<0.01


Prospectus of the Trust 71

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Putnam VT Voyager Fund (Class IA)

12/31/11	$38.93	.21	(7.06)	(6.85)	(.10)	(.10)	—[e,j]	$31.98	(17.64)	$587,537.72		.58	164

12/31/10	32.61	.18	6.64	6.82	(.50)	(.50)	—	38.93	21.08	825,963.72		.51	182

12/31/09	20.14	.20	12.56	12.76	(.29)	(.29)	—	32.61	64.30	788,498.76		.81	202

12/31/08	31.99	.21	(11.98) [g,h]	(11.77)	(.08)	(.08)	—[e,i]	20.14	(36.87) [g]	566,749	.72[f]	.80 [f]	119

12/31/07	30.25	.07	1.68	1.75	(.01)	(.01)	—	31.99	5.79	1,148,269	.67[f]	.21[f]	52

Putnam VT Voyager Fund (Class IB)

12/31/11	$38.66	.12	(7.01)	(6.89)	—	—	—[e,j]	$31.77	(17.82)	$191,569.97		.34	164

12/31/10	32.40	.09	6.60	6.69	(.43)	(.43)	—	38.66	20.80	257,459.97		.26	182

12/31/09	19.98	.14	12.49	12.63	(.21)	(.21)	—	32.40	63.90	255,847	1.01	.55	202

12/31/08	31.73	.14	(11.89)[g,h]	(11.75)	—	—	—[e,i]	19.98	(37.03)[g]	167,492	.97[f]	.54[f]	119

12/31/07	30.07	(.01)	1.67	1.66	—	—	—	31.73	5.52	345,347	.92[f]	(.04)[f]	52


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
b The charges and expenses at the insurance company separate account level are not reflected.
c Total return assumes dividend reinvestment.


d Includes amounts paid through expense offset arrangements and/or brokerage/service arrangements.


e Amount represents less than $0.01 per share.

f Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market
Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/08	<0.01%

12/31/07	<0.01


g Reflects a non-recurring litigation payment received by the fund from Enron Corporation which amounted to $0.13 per share outstanding as of December 29,
2008. This payment resulted in an increase to total returns of 0.41% for the year ended December 31, 2008.
h Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Knight Securities, L.P. which amounted to $0.02 per share.
i Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC, which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.
j Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the SEC which amounted to less than
$0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

72 Prospectus of the Trust

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Prospectus of the Trust 73

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74 Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust 75

For more information about the funds of Putnam Variable Trust


The funds’ SAI and annual and semiannual reports to shareholders include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in each fund’s most recent annual report to shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. Each fund’s annual report discusses the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative or by calling Putnam toll-free at 1-800-225-1581. The funds’ SAI may also be obtained by visiting putnam.com/funddocuments. Shareholder reports are not available on Putnam’s website because fund shares are not directly offered to the general public.


You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about each fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com


File No. 811 05346	274466 4/12

Putnam Variable Trust (the Trust)
Class IA and IB Shares
Symbols not available

Putnam VT Absolute Return 500 Fund	Putnam VT High Yield Fund
Putnam VT American Government Income Fund	Putnam VT Income Fund
Putnam VT Capital Opportunities Fund	Putnam VT International Equity Fund
Putnam VT Diversified Income Fund	Putnam VT International Growth Fund
Putnam VT Equity Income Fund	Putnam VT International Value Fund
Putnam VT George Putnam Balanced Fund	Putnam VT Investors Fund
Putnam VT Global Asset Allocation Fund	Putnam VT Money Market Fund
Putnam VT Global Equity Fund	Putnam VT Multi-Cap Growth Fund
Putnam VT Global Health Care Fund	Putnam VT Multi-Cap Value Fund
Putnam VT Global Utilities Fund	Putnam VT Research Fund
Putnam VT Growth and Income Fund	Putnam VT Small Cap Value Fund
Putnam VT Growth Opportunities Fund	Putnam VT Voyager Fund

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
April 30, 2012

This SAI is not a prospectus. If the Trust has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the Trust’s prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Portions of the fund’s annual reports are incorporated by reference in this SAI. For a free copy of a fund’s annual report or a prospectus of the Trust dated April 30, 2012, as revised from time to time, call Putnam Investor Services at 1-800-225-1581 or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The Trust’s prospectus may also be obtained by visiting Putnam’s website at putnam.com.


Part I of this SAI contains specific information about each fund. Part II includes information about all of the funds.



I-1

Table of Contents



PART I
TRUST ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-7
PORTFOLIO MANAGERS	I-43
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL
STATEMENTS	I-51

PART II

DISTRIBUTION PLAN	II-1
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-1
TAXES	II-35
MANAGEMENT	II-40
DETERMINATION OF NET ASSET VALUE	II-60
ADDITIONAL PAYMENTS	II-62
REDEMPTIONS	II-63
SHAREHOLDER LIABILITY	II-64
DISCLOSURE OF PORTFOLIO INFORMATION	II-64
PROXY VOTING GUIDELINES AND PROCEDURES	II-66
SECURITIES RATINGS	II-66
CLAIMS - PAYING ABILITY RATINGS	II-70
APPENDIX A - PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-74

I-2

TRUST ORGANIZATION AND CLASSIFICATION


Each fund, except for Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund, is a "diversified" series of the Trust, a Massachusetts business trust organized on September 24, 1987. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts. Prior to September 1, 2010, Putnam VT George Putnam Balanced Fund was known as Putnam VT The George Putnam Fund of Boston, Putnam VT Multi-Cap Growth Fund was known as Putnam VT New Opportunities Fund and Putnam VT Multi-Cap Value Fund was known as Putnam VT Mid Cap Value Fund. Prior to February 1, 2010, Putnam VT International Growth Fund was known as Putnam VT International New Opportunities Fund and Putnam VT International Value Fund was known as Putnam VT International Growth and Income Fund. Prior to January 2, 2009, Putnam VT Global Health Care Fund was known as Putnam VT Health Sciences Fund and Putnam VT Global Utilities Fund was known as Putnam VT Utilities Growth and Income Fund.


The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into twenty-four series of shares, each representing a separate investment portfolio which is being offered to separate accounts of various insurance companies.

Any series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Shares of each series are currently divided into two classes: class IA shares and class IB shares. Class IB shares are subject to fees imposed pursuant to a distribution plan. The funds may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

The two classes of shares are offered under a multiple class distribution system approved by the Trust's Trustees, and are designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. The insurance company issuing a variable contract selects the class of shares in which the separate account funding the contract invests.

Each share has one vote, with fractional shares voting proportionately. Shares vote together as a single class without regard to series or classes of shares on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that the matter affects one or more series or classes of shares materially differently, shares will be voted by individual series or class; and (ii) when the Trustees have determined that the matter affects only the interests of one or more series or classes,

I-3

only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a portfolio were liquidated, would receive the net assets of that portfolio.


The Trust may suspend the sale of shares of any portfolio at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.


Shares of the funds may only be purchased by an insurance company separate account. For matters requiring shareholder approval, you may be able to instruct the insurance company separate account how to vote the fund shares attributable to your contract or policy. See the Voting Rights section of your insurance product prospectus.

INVESTMENT RESTRICTIONS


As fundamental investment restrictions, which may not be changed as to any fund without a vote of a majority of the outstanding voting securities of that fund, each fund may not and will not take any of the following actions with respect to that fund:


(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.


(4)(a) (All funds except Putnam VT Absolute Return 500 Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Health Care Fund, Putnam VT Global Utilities Fund, Putnam VT Multi-Cap Value Fund and Putnam VT Research Fund) Purchase or sell commodities or commodity contracts, except that the fund may purchase

I-4

and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.


(4)(b) (Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT Multi-Cap Value Fund and Putnam VT Research Fund) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(4)(c) (Putnam VT Absolute Return 500 Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund) Purchase or sell physical commodities, except as permitted by applicable law.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6)(a) (All funds except Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(6)(b) (Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund) With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7)(a) (All funds except Putnam VT Absolute Return 500 Fund, Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.


(7)(b) (Putnam VT Absolute Return 500 Fund) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.


I-5

(7)(c) (Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund) With respect to 50% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry; except that Putnam VT Global Utilities Fund may invest more than 25% of its assets in any of the public utilities industries, and Putnam VT Global Health Care Fund may invest more than 25% of its assets in companies that Putnam Management determines are principally engaged in the health sciences industries; and except that Putnam VT Money Market Fund may invest up to 100% of its assets (i) in the banking industry, (ii) in the personal credit institution or business credit institution industries when in the opinion of management yield differentials make such investments desirable, or (iii) any combination of these.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund or the Trust means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a fund or the Trust, as the case may be, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


For purposes of the funds’ fundamental policy on industry concentration (#8 above and for purposes of the non-fundamental policy on industry concentration (#2 below)), Putnam Investment Management, LLC (“Putnam Management”), the investment manager, determines the appropriate industry categories and assigns issuers to them, informed by a variety of considerations, including relevant third party categorization systems. Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:


(1) Each fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% (10% for Putnam VT Money Market Fund) of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

I-6


(2) Putnam VT Money Market Fund will not purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry, except that the fund may invest up to 100% of its assets in the banking industry.


All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund's net assets measured as of the beginning of such 90-day period.



CHARGES AND EXPENSES

Management fees


Under a management contract effective January 1, 2010 (except September 1, 2010 and May 2, 2011 in the case of Putnam VT Multi-Cap Value Fund and Putnam VT Absolute Return 500 Fund, respectively), each fund pays a monthly fee to Putnam Management. The fee is calculated by applying a rate to each fund's average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds) (“Total Open-End Mutual Fund Average Net Assets”), as determined at the close of each business day during the month, as set forth below:


Putnam VT International Growth Fund:

1.080% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;

1.030% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.980% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.930% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.880% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.860% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.850% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and

0.845% of any excess thereafter.

I-7


Putnam VT Absolute Return 500 Fund:

0.880% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.830% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.780% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.730% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.680% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.660% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.650% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;

0.645% of any excess thereafter.


Putnam VT Global Equity Fund, Putnam VT International Equity Fund, and Putnam VT International Value Fund:

0.850% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.800% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.750% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.700% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.650% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.630% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.620% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and

0.615% of any excess thereafter.

Putnam VT Capital Opportunities Fund, Putnam VT Global Health Care Fund, Putnam VT Global Utilities Fund, and Putnam VT Small Cap Value Fund:

0.780% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.730% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.680% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.630% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.580% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.560% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.550% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and

0.545% of any excess thereafter.

Putnam VT Global Asset Allocation Fund:

0.750% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.700% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.650% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.600% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.550% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.530% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.520% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and

0.515% of any excess thereafter.

I-8

Putnam VT High Yield Fund:

0.720% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.670% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.620% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.570% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.520% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.500% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.490% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and

0.485% of any excess thereafter.

Putnam VT Growth Opportunities Fund, Putnam VT Investors Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Multi-Cap Value Fund*, Putnam VT Research Fund, and Putnam VT Voyager Fund:

0.710% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.660% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.610% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.560% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.510% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.490% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.480% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and

0.475% of any excess thereafter.

*The fee schedule in effect from January 1, 2010 through August 31, 2010 for this fund was:

0.740% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.690% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.640% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.590% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.540% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.520% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.510% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and

0.505% of any excess thereafter.

Putnam VT Diversified Income Fund:

0.700% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.650% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.600% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.550% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.500% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.480% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.470% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and

0.465% of any excess thereafter.

Putnam VT George Putnam Balanced Fund:

0.680% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.630% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.580% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.530% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

I-9

0.480% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.460% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.450% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and

0.445% of any excess thereafter.

Putnam VT Equity Income Fund and Putnam VT Growth and Income Fund:

0.630% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.580% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.530% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.480% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.430% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.410% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.400% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and

0.395% of any excess thereafter.

Putnam VT American Government Income Fund and Putnam VT Income Fund:

0.550% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.500% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.450% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.400% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.350% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.330% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.320% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and

0.315% of any excess thereafter.

Putnam VT Money Market Fund:

0.440% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.390% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.340% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.290% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.240% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.220% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.210% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and

0.205% of any excess thereafter.


Under the funds' prior contract dated August 3, 2007, each fund, with the exception of VT Absolute Return 500 Fund which commenced operations on May 2, 2011, paid a quarterly fee (or, in the case of Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Multi-Cap Value Fund, a monthly fee) to Putnam Management, based on the average net assets of the fund, as determined at the close of each business day during the period, at the annual rate of:


I-10

Putnam VT International Growth Fund:

1.00% of the first $500 million of average net assets;

0.90% of the next $500 million;

0.85% of the next $500 million;

0.80% of the next $5 billion;

0.775% of the next $5 billion;

0.755% of the next $5 billion;

0.74% of the next $5 billion; and

0.73% of any excess thereafter.

Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Value Fund, and Putnam VT Small Cap Value Fund:

0.80% of the first $500 million of average net assets;

0.70% of the next $500 million;

0.65% of the next $500 million;

0.60% of the next $5 billion;

0.575% of the next $5 billion;

0.555% of the next $5 billion;

0.54% of the next $5 billion; and

0.53% of any excess thereafter.

Putnam VT Growth Opportunities Fund:

0.70% of the first $500 million of average net assets;

0.60% of the next $500 million;

0.55% of the next $500 million;

0.50% of the next $5 billion;

0.475% of the next $5 billion;

0.455% of the next $5 billion;

0.44% of the next $5 billion;

0.43% of the next $5 billion; and

0.42% of any excess thereafter.

Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Health Care Fund, Putnam VT Global Utilities Fund, Putnam VT High Yield Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Multi-Cap Value Fund, and Putnam VT Voyager Fund:

0.70% of the first $500 million of average net assets;

0.60% of the next $500 million;

0.55% of the next $500 million;

0.50% of the next $5 billion;

0.475% of the next $5 billion;

0.455% of the next $5 billion;

0.44% of the next $5 billion; and

0.43% of any excess thereafter.

I-11

Putnam VT American Government Income Fund:

0.65% of the first $500 million of average net assets;

0.55% of the next $500 million;

0.50% of the next $500 million;

0.45% of the next $5 billion;

0.425% of the next $5 billion;

0.405% of the next $5 billion;

0.39% of the next $5 billion;

0.38% of the next $5 billion;

0.37% of the next $5 billion;

0.36% of the next $5 billion;

0.35% of the next $5 billion; and

0.34% of any excess thereafter.

Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Growth and Income Fund, Putnam VT Income Fund, Putnam VT Investors Fund, and Putnam VT Research Fund:

0.65% of the first $500 million of average net assets;

0.55% of the next $500 million;

0.50% of the next $500 million;

0.45% of the next $5 billion;

0.425% of the next $5 billion;

0.405% of the next $5 billion;

0.39% of the next $5 billion; and

0.38% of any excess thereafter.

Putnam VT Money Market Fund:

0.45% of the first $500 million of average net assets;

0.35% of the next $500 million;

0.30% of the next $500 million;

0.25% of the next $5 billion;

0.225% of the next $5 billion;

0.205% of the next $5 billion;

0.19% of the next $5 billion; and

0.18% of any excess thereafter.


For the past three fiscal years, pursuant to the applicable management contract, each fund incurred the following fees:

I-12

				Amount
				management
			Amount of	fee would have
		Management	management	been without
Fund name	Fiscal year	fee paid	fee waived	waivers
Putnam VT Absolute Return 500
Fund*	2011	$0	$49,140	$49,140
Putnam VT American
Government Income Fund	2011	$562,556	$0	$562,556
	2010	$626,270	$0	$626,270
	2009	$683,883	$308,210	$992,093
Putnam VT Capital Opportunities
Fund	2011	$215,325	$16,250	$231,575
	2010	$184,995	$0	$184,995
	2009	$95,607	$44,896	$140,503
Putnam VT Diversified Income
Fund	2011	$2,734,500	$0	$2,734,500
	2010	$2,922,470	$0	$2,922,470
	2009	$2,275,107	$523,035	$2,798,142
Putnam VT Equity Income Fund	2011	$1,844,906	$0	$1,844,906
	2010	$1,859,980	$0	$1,859,980
	2009	$2,199,112	$3,125	$2,202,237
Putnam VT George Putnam
Balanced Fund	2011	$1,029,334	$0	$1,029,334
	2010	$1,113,948	$0	$1,113,948
	2009	$1,272,517	$95,906	$1,368,423
Putnam VT Global Asset
Allocation Fund	2011	$1,369,949	$0	$1,369,949
	2010	$1,400,224	$0	$1,400,224
	2009	$ 1,235,758	$217,373	$1,453,131
Putnam VT Global Equity Fund	2011	$1,575,669	$0	$1,575,669
	2010	$1,624,329	$0	$1,624,329
	2009	$1,724,965	88,408	1,813,373
Putnam VT Global Health Care
Fund	2011	$700,042	$0	$700,042
	2010	$787,843	$0	$787,843
	2009	$903,939	$0	903,939

I-13

Putnam VT Global Utilities Fund	2011	$857,378	$0	$857,378
	2010	$1,015,889	$0	$1,015,889
	2009	$1,196,348	$31,916	$1,228,264
Putnam VT Growth and Income
Fund	2011	$6,251,625	$0	$6,251,625
	2010	$6,726,995	$0	$6,726,995
	2009	$7,656,806	$0	$7,656,806
Putnam VT Growth
Opportunities Fund	2011	$120,754	$29,022	$149,776
	2010	$134,282	18,251	152,533
	2009	$81,219	$87,151	$168,370
Putnam VT High Yield Fund	2011	$2,400,678	$0	$2,400,678
	2010	$2,405,519	$0	$2,405,519
	2009	$2,221,664	$379,436	$2,601,100
Putnam VT Income Fund	2011	$1,708,342	$0	$1,708,342
	2010	$1,869,803	$0	$1,869,803
	2009	$1,879,066	$875,446	$2,754,512
Putnam VT International Equity
Fund	2011	$3,506,606	$0	$3,506,606
	2010	$3,869,972	$0	$3,869,972
	2009	$4,332,540	$0	$4,332,540
Putnam VT International Growth
Fund	2011	$649,649	$11,269	$660,918
	2010	$706,848	$8,526	$715,374
	2009	$656,088	$125,937	$782,025

Putnam VT International Value
Fund	2011	$998,369	$0	$998,369
	2010	$1,161,102	$0	$1,161,102

	2009	$1,301,025	$24,077	$1,325,102
Putnam VT Investors Fund	2011	$1,423,307	$0	$1,423,307
	2010	$1,494,779	$0	$1,494,779
	2009	$1,624,679	$5,019	$1,629,698
Putnam VT Money Market Fund	2011	$83,690	$726,273**	$809,963
	2010	$351,339	$638,413**	$989,752
	2009	$1,379,605	$464,520**	$1,844,125

I-14

Putnam VT Multi-Cap Growth
Fund	2011	$4,122,783	$0	$4,122,783
	2010	$3,386,896	$0	$3,386,896
	2009	$3,594,931	$2,289	$3,597,220
Putnam VT Multi-Cap Value
Fund	2011	$222,228	$0	$222,228
	2010	$242,999	$0	$242,999
	2009	$188,892	$48,071	$236,963
Putnam VT Research Fund	2011	$345,168	$0	$345,168
	2010	$379,102	$0	$379,102
	2009	$362,647	$54,737	$417,384
Putnam VT Small Cap Value
Fund	2011	$1,576,883	$0	$1,576,883
	2010	$1,635,284	$0	$1,635,284
	2009	$1,769,640	$49,266	$1,818,906
Putnam VT Voyager Fund	2011	$5,377,949	$0	$5,377,949
	2010	$5,769,508	$0	$5,769,508
	2009	$5,652,587	$0	$5,652,587

*Putnam VT Absolute Return 500 Fund commenced operations on May 2, 2011.

**Putnam Management may from time to time voluntarily waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield of Putnam VT Money Market Fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice.

The amount of management fee waived for the most recent fiscal year for Putnam VT Absolute Return 500 Fund, Putnam VT Capital Opportunities Fund, Putnam VT Growth Opportunities Fund and Putnam VT International Growth Fund, resulted from arrangements set forth in "General expense limitation" under "Management - The Management Contract" in Part II of this SAI.

Fund-specific expense limitation. Effective through at least June 30, 2013, Putnam Management will waive fees (and, to the extent necessary, bear other expenses) of Putnam VT Absolute Return 500 Fund to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s distribution plans) would exceed 0.90% of the fund’s average net assets. Please see “Management - The Management Contract – General expense limitation” in Part II of the SAI for a description of another expense limitation that may apply to a fund.

I-15


Brokerage commissions


The following table shows brokerage commissions paid during the fiscal years indicated:

		Brokerage
Fund name	Fiscal year	commissions
Putnam VT Absolute Return 500
Fund*	2011	$1,263
Putnam VT American
Government Income Fund	2011	$9,922
	2010	$16,025
	2009	$12,610
Putnam VT Capital Opportunities
Fund	2011	$31,414
	2010	$21,854
	2009	$30,905
Putnam VT Diversified Income
Fund	2011	$128,107
	2010	$120,567
	2009	$83,045
Putnam VT Equity Income
Fund	2011	$596,697
	2010	$469,429
	2009	$1,040,152
Putnam VT George Putnam
Balanced Fund	2011	$56,981
	2010	$88,055
	2009	$151,995
Putnam VT Global Asset
Allocation Fund	2011	$176,934
	2010	$284,097
	2009	$288,850

I-16

Putnam VT Global Equity Fund	2011	$512,529
	2010	$715,202
	2009	$919,713
Putnam VT Global Health Care
Fund	2011	$85,176
	2010	$105,105
	2009	$103,409
Putnam VT Global Utilities Fund	2011	$153,386
	2010	$170,576
	2009	$291,951
Putnam VT Growth and Income
Fund	2011	$1,495,065
	2010	$1,768,797
	2009	$2,528,943
Putnam VT Growth
Opportunities Fund	2011	$24,899
	2010	$46,271
	2009	$93,850
Putnam VT High Yield Fund	2011	$55,255
	2010	$36,170
	2009	$26,690
Putnam VT Income Fund	2011	$31,004
	2010	$60,900
	2009	$36,863
Putnam VT International Equity
Fund	2011	$1,233,456
	2010	$1,137,714
	2009	$1,819,901

I-17

Putnam VT International Growth
Fund	2011	$232,947
	2010	$314,387
	2009	$434,137
Putnam VT International Value
Fund	2011	$234,791
	2010	$262,794
	2009	$643,337
Putnam VT Investors Fund	2011	$203,908
	2010	$407,002
	2009	$782,133
Putnam VT Money Market Fund	2011	$0
	2010	$0
	2009	$0
Putnam VT Multi-Cap Growth
Fund	2011	$783,511
	2010	$983,821
	2009	$834,899
Putnam VT Multi-Cap Value
Fund	2011	$108,419
	2010	$150,263
	2009	$173,466
Putnam VT Research Fund	2011	$70,524
	2010	$117,694
	2009	$190,483
Putnam VT Small Cap Value
Fund	2011	$746,732
	2010	$806,583
	2009	$1,055,957
Putnam VT Voyager Fund	2011	$4,022,533
	2010	$5,268,768
	2009	$5,914,804

I-18


*Putnam VT Absolute Return 500 Fund commenced operations on May 2, 2011.

The portfolio turnover for Putnam VT American Government Income Fund’s 2011 fiscal year was higher than the portfolio turnover for the fund’s 2010 and 2009 fiscal years due to volatility in interest rates and mortgage asset spreads.

The portfolio turnover rate for Putnam VT Income Fund’s 2011 fiscal year was higher than the portfolio turnover rate for the fund’s 2010 fiscal year due to shifts in the fund’s allocations to the mortgage market.

Please see the Financial Highlights section of each fund's most recent shareholder report for further information about a fund's portfolio turnover over recent periods.

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research services received by Putnam Management and its affiliates:

I-19

Fund name	Dollar value of these	Percentage of total	Amount of
	transactions	transactions	commissions
Putnam VT Absolute
Return 500 Fund*	$4,315,360	10.25%	$680
Putnam VT American
Government Income Fund	$0	0.00%	$0
Putnam VT Capital
Opportunities Fund	$21,299,268	85.39%	$25,955
Putnam VT Diversified
Income Fund	$141,075	0.00%	$169
Putnam VT Equity Income
Fund	$444,855,532	84.20%	$487,007
Putnam VT George Putnam
Balanced Fund	$70,417,880	89.57%	$48,406
Putnam VT Global Asset
Allocation Fund	$104,569,306	3.75%	$109,745
Putnam VT Global Equity
Fund	$307,772,271	76.10%	$392,390
Putnam VT Global Health
Care Fund	$60,554,457	81.12%	$71,128
Putnam VT Global Utilities
Fund	$105,996,316	85.62%	$129,190
Putnam VT Growth and
Income Fund	$1,039,023,710	78.81%	$1,185,593
Putnam VT Growth
Opportunities Fund	$24,053,227	69.19%	$18,625
Putnam VT High Yield
Fund	$23,805,557	87.77%	$47,058
Putnam VT Income Fund	$0	0.00%	$0
Putnam VT International
Equity Fund	$910,040,368	95.37%	$1,171,132
Putnam VT International
Growth Fund	$139,873,052	84.59%	$192,044
Putnam VT International
Value Fund	$163,408,355	86.40%	$198,529
Putnam VT Investors Fund	$285,464,485	91.13%	$172,854
Putnam VT Money Market
Fund	$0	0.00%	$0
Putnam VT Multi-Cap
Growth Fund	$578,189,033	63.05%	$584,626
Putnam VT Multi-Cap
Value Fund	$57,507,030	81.00%	$87,789
Putnam VT Research Fund	$115,429,318	77.44%	$62,360
Putnam VT Small Cap
Value Fund	$286,755,764	80.74%	$566,994
Putnam VT Voyager Fund	$2,522,638,668	79.60%	$3,243,025

*Putnam VT Absolute Return 500 Fund commenced operations on May 2, 2011.

I-20

At the end of fiscal 2011, the following funds held the following securities of their regular broker-dealers (or affiliates of such broker-dealers):

Fund Name	Broker-dealer or affiliates	Value of securities held
Putnam VT Absolute Return 500 Fund*	JPMorgan Chase & Co.	$18,620
	Goldman Sachs & Co.	$3,979
Putnam VT Diversified Income Fund	JPMorgan Chase & Co.	$823,007
Putnam VT Equity Income Fund	JPMorgan Chase & Co.	$1,003,725
Putnam VT George Putnam Balanced
Fund	Bank of America	$206,449
	Golman Sachs Group, Inc.
	(The)	$1,443,277
	Morgan Stanley	$242,837
	Barclays PLC	$378,849
	Citigroup, Inc.	$1,559,614
	Credit Suisse	$103,131
	Deutsch Bank	$96,641
	JPMorgan Chase & Co.	$3,725,896
Putnam VT Global Asset Allocation
Fund	Morgan Stanley	$249,645
	Bank of America	$308,916
	Barclays PLC	$196,054
	BNP Paribas	$181,999
	Citigroup, Inc.	$812,401
	Deutsche Bank AG	$91,165
	Goldman Sachs Group, Inc.
	(The)	$452,484
	U.S. Bancorp	$381,405
	JPMorgan Chase & Co.	$1,015,175
Putnam VT Global Equity Fund	JPMorgan Chase & Co.	$2,726,500
Putnam VT Growth and Income Fund	Bank of America	$13,400,406
	U.S. Bancorp	$7,636,215
	JPMorgan Chase & Co.	$29,308,479
	Citigroup, Inc.	$22,601,606
	Goldman Sachs Group, Inc.
	(The)	$10,505,163
	Morgan Stanley	$6,646,064
Putnam VT Growth Opportunities Fund	Morgan Stanley	$56,889
Putnam VT Income Fund	Bank of America	$422,969
	Citigroup, Inc.	$1,596,286
	Goldman Sachs Group, Inc.
	(The)	$1,404,254
	Morgan Stanley	$433,395
Putnam VT International Equity Fund	BNP Paribas SA	$5,357,964
	Deutsche Bank AG	$4,272,594
	Barclays PLC	$5,180,774
Putnam VT International Growth Fund	BNP Paribas	$290,400
	Barclays PLC	$293,967
Putnam VT International Value Fund	Barclays PLC	$1,440,563

I-21

	BNP Paribas SA	$1,309,464
Putnam VT Investors Fund	Bank of America	$547,338
	Citigroup, Inc.	$1,069,502
	JPMorgan Chase & Co.	$4,170,448
	Goldman Sachs Group, Inc.
	(The)	$1,484,861
	Morgan Stanley	$697,493
Putnam VT Money Market Fund	Bank of America	$5,735,579
	Royal Bank of Canada	$3,925,185
Putnam VT Multi-Cap Growth Fund	Morgan Stanley	$1,155,932
Putnam VT Multi-Cap Value Fund	JPMorgan Chase & Co.	$478,135
Putnam VT Research Fund	U.S. Bancorp	$32,460
	Bank of America	$150,270
	Citigroup, Inc.	$569,401
	JPMorgan Chase & Co.	$680,229
	Goldman Sachs Group, Inc.
	(The)	$160,785
	Morgan Stanley	$49,929
Putnam VT Voyager Fund	Bank of America	$769,504
	Citigroup, Inc.	$4,233,279
	Goldman Sachs Group, Inc.
	(The)	$3,804,028
	JPMorgan Chase & Co.	$412,300

*Putnam VT Absolute Return 500 Fund commenced operations on May 2, 2011.


Administrative expense reimbursement


Each fund reimbursed Putnam Management for administrative services during fiscal 2011, including compensation of certain Trust officers and contributions to the Putnam Retirement Plan for their benefit, as follows.

I-22

		Portion of total
		reimbursement for
	Total	compensation and
Fund name	reimbursement	contributions
Putnam VT Absolute Return 500 Fund*	$189	$147
Putnam VT American Government
Income Fund	$4,096	$3,178
Putnam VT Capital Opportunities Fund	$1,121	$870
Putnam VT Diversified Income Fund	$14,609	$11,336
Putnam VT Equity Income Fund	$11,479	$8,907
Putnam VT George Putnam Balanced
Fund	$5,752	$4,463
Putnam VT Global Asset Allocation
Fund	$6,787	$5,266
Putnam VT Global Equity Fund	$6,721	$5,215
Putnam VT Global Health Care Fund	$3,253	$2,524
Putnam VT Global Utilities Fund	$4,046	$3,140
Putnam VT Growth and Income Fund	$38,954	$30,227
Putnam VT Growth Opportunities Fund	$804	$624
Putnam VT High Yield Fund	$12,423	$9,640
Putnam VT Income Fund	$12,485	$9,688
Putnam VT International Equity Fund	$14,980	$11,624
Putnam VT International Growth Fund	$2,125	$1,649
Putnam VT International Value Fund	$4,265	$3,309
Putnam VT Investors Fund	$7,604	$5,900
Putnam VT Money Market Fund	$8,407	$6,523
Putnam VT Multi-Cap Growth Fund	$22,124	$17,167
Putnam VT Multi-Cap Value Fund	$1,192	$925
Putnam VT Research Fund	$1,841	$1,429
Putnam VT Small Cap Value Fund	$7,556	$5,863
Putnam VT Voyager Fund	$28,832	$22,372

*Putnam VT Absolute Return 500 Fund commenced operations on May 2, 2011.


Trustee responsibilities and fees


The Trustees are responsible for generally overseeing the conduct of the Trust's business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the Trust and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the Trust's other affairs and business.

Except for Messrs. Joskow, Patterson, and Putnam, III, as shown below, the Trustees did not own variable annuity contracts or variable life insurance policies that invested in the funds as of December 31, 2011. However, each Trustee owns shares of the retail Putnam mutual funds that are counterparts to the Trust's various portfolios. The funds are offered only to separate accounts of insurance companies. Individual investors may not invest in

I-23

the funds directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the funds as investment options.

	Paul L.	Robert E.	George Putnam,
	Joskow	Patterson	III
Putnam VT Absolute Return 500 Fund	-	-	-
Putnam VT American Government Income
Fund	$1-$10,000	-	-
Putnam VT Capital Opportunities Fund	$1-$10,000	-	-
Putnam VT Diversified Income Fund	$1-$10,000	-	-
Putnam VT Equity Income Fund	$1-$10,000	-	-
Putnam VT George Putnam Balanced
Fund	$1-$10,000	-	-
Putnam VT Global Asset Allocation Fund	$1-$10,000	-	$10,001-$50,000
Putnam VT Global Equity Fund	$1-$10,000	-	-
Putnam VT Global Health Care Fund	-	-	-
Putnam VT Global Utilities Fund	-	-	-
Putnam VT Growth and Income Fund	$1-$10,000	-	-
Putnam VT Growth Opportunities Fund	$1-$10,000	-	-
Putnam VT High Yield Fund	$1-$10,000	$10,001-$50,000	-
Putnam VT Income Fund	$1-$10,000	-	-
Putnam VT International Equity Fund	$1-$10,000	-	-
Putnam VT International Growth Fund	$1-$10,000	-	-
Putnam VT International Value Fund	$1-$10,000	-	-
Putnam VT Investors Fund	$1-$10,000	-	-
Putnam VT Money Market Fund	-	-	-
Putnam VT Multi-Cap Growth Fund	$1-$10,000	-	-
Putnam VT Multi-Cap Value Fund	$1-$10,000	-	-
Putnam VT Research Fund	$1-$10,000	-	-
Putnam VT Small Cap Value Fund	$1-$10,000	-	-
Putnam VT Voyager Fund	$1-$10,000	-	-

I-24

The table below shows the value of each Trustee’s holdings in all of the Putnam funds as of December 31, 2011.

Aggregate dollar range of
shares held in all of the
Name of Trustee	Putnam funds overseen by Trustee

Ravi Akhoury	over $100,000

Barbara M. Baumann	over $100,000

Jameson A. Baxter	over $100,000

Charles B. Curtis	over $100,000

Robert J. Darretta	over $100,000

John A. Hill	over $100,000

Paul L. Joskow	over $100,000

*Elizabeth T. Kennan	over $100,000

Kenneth R. Leibler	over $100,000

Robert E. Patterson	over $100,000

George Putnam, III	over $100,000

W. Thomas Stephens	over $100,000

**Robert L. Reynolds	over $100,000


* Dr. Kennan was re-appointed to the Board of Trustees by the Independent Trustees effective January 1, 2012.

** Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the funds, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the funds, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds. None of the other Trustees is an “interested person.”


Each independent Trustee of the Trust receives an annual retainer fee and an additional fee for each Trustees meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the current independent Trustees of the Trust are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the Trust, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met during your fund’s most recently completed fiscal year, are shown in the table below:


I-25

Audit and Compliance Committee	9
Board Policy and Nominating Committee	8
Brokerage Committee	4
Contract Committee	9
Distributions Committee	8
Executive Committee	2
Investment Oversight Committees
Investment Oversight Committee A	8
Investment Oversight Committee B	8
Pricing Committee	8

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal 2011, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2011:


I-26

COMPENSATION TABLE Aggregate compensation from:


	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Absolute	American	Capital	Diversified	Equity Income	George	Global Asset
	Return 500	Government	Opportunities	Income Fund	Fund	Putnam	Allocation
Trustee/Year	Fund*	Income Fund	Fund			Balanced	Fund
	(estimated)					Fund

Ravi Akhoury/2009	$21	$614	$162	$2,202	$1,688	$859	$1,808

Barbara M. Baumann/2010(3)	21	602	159	2,157	1,655	841	987

Jameson A. Baxter/1994(3)(6)	31	749	194	2,649	2,030	1,033	1,213

Charles B. Curtis/2001	21	590	156	2,113	1,621	824	967

Robert J. Darretta/2007(3)	21	614	162	2,202	1,688	859	1,008

Myra R. Drucker/2004(3)(4)	N/A	174	44	627	473	246	286

John A. Hill/1985(3)(4)(6)	21	690	182	2,480	1,901	967	1,134

Paul L. Joskow/1997(3)	21	590	156	2,113	1,621	824	967

Elizabeth T. Kennan/1992(5)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Kenneth R. Leibler/2006	21	614	162	2,202	1,688	859	1,008

Robert E. Patterson/1984	21	614	162	2,202	1,688	859	1,008

George Putnam, III/1984	21	614	162	2,202	1,688	859	1,008

W. Thomas Stephens/1997(7)	21	614	162	2,202	1,688	859	1,008

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A	N/A	N/A	N/A


*Putnam Absolute Return 500 Fund commenced operations on May 2, 2011


I-27

COMPENSATION TABLE (continued) Aggregate compensation from:


	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Global	Global	Global	Growth and	Growth	High Yield	Income	International
	Equity	Health Care	Utilities Fund	Income Fund	Opportunities	Fund	Fund	Equity Fund
Trustee/Year	Fund	Fund			Fund

Ravi Akhoury/2009	$998	$494	$613	$5,801	$118	$1,824	$1,881	$2,246

Barbara M. Baumann/2010(3)	978	484	600	5,681	115	1,787	1,843	2,199

Jameson A. Baxter/1994(3)(6)	1,193	593	736	6,925	141	2,198	2,277	2,669

Charles B. Curtis/2001	958	474	587	5,561	113	1,750	1,805	2,151

Robert J. Darretta/2007(3)	998	494	613	5,801	118	1,824	1,881	2,246

Myra R. Drucker/2004(3)(4)	279	139	183	1,695	33	523	534	670

John A. Hill/1985(3)(4)(6)	1,124	556	692	6,553	132	2,056	2,114	2,540

Paul L. Joskow/1997(3)	958	474	587	5,561	113	1,750	1,805	2,151

Elizabeth T. Kennan/1992(5)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Kenneth R. Leibler/2006	998	494	613	5,801	118	1,824	1,881	2,246

Robert E. Patterson/1984	998	494	613	5,801	118	1,824	1,881	2,246

George Putnam, III/1984	998	494	613	5,801	118	1,824	1,881	2,246

W. Thomas Stephens/1997(7)	998	494	613	5,801	118	1,824	1,881	2,246

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A


I-28

COMPENSATION TABLE (continued) Aggregate compensation from:

	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	International	International	Investors	Money	Multi-Cap	Multi-Cap	Research
Trustee/Year	Growth Fund	Value Fund	Fund	Market Fund	Growth Fund	Value Fund	Fund

Ravi Akhoury/2009	$321	$657	$1,125	$1,247	$3,263	$178	$274

Barbara M. Baumann/2010(3)	314	643	1,102	1,222	3,196	174	269

Jameson A. Baxter/1994(3)(6)	381	775	1,349	1,511	3,902	212	328

Charles B. Curtis/2001	307	629	1,079	1,196	3,129	170	263

Robert J. Darretta/2007(3)	321	657	1,125	1,247	3,263	178	274

Myra R. Drucker/2004(3)(4)	95	197	327	362	947	53	81

John A. Hill/1985(3)(4)(6)	363	743	1,269	1,404	3,682	201	310

Paul L. Joskow/1997(3)	307	629	1,079	1,196	3,129	170	263

Elizabeth T. Kennan/1992(5)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Kenneth R. Leibler/2006	321	657	1,125	1,247	3,263	178	274

Robert E. Patterson/1984	321	657	1,125	1,247	3,263	178	274

George Putnam, III/1984	321	657	1,125	1,247	3,263	178	274

W. Thomas Stephens/1997(7)	321	657	1,125	1,247	3,263	178	274

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-29

COMPENSATION TABLE (continued) Aggregate compensation from:

	Putnam VT	Putnam VT
	Small Cap	Voyager
Trustee/Year	Value Fund	Fund

Ravi Akhoury/2009	$1,124	$4,299

Barbara M. Baumann/2010(3)	1,100	4,208

Jameson A. Baxter/1994(3)(6)	1,339	5,100

Charles B. Curtis/2001	1,077	4,116

Robert J. Darretta/2007(3)	1,124	4,299

Myra R. Drucker/2004(3)(4)	336	1,293

John A. Hill/1985(3)(4)(6)	1,272	4,870

Paul L. Joskow/1997(3)	1,077	4,116

Elizabeth T. Kennan/1992(5)	N/A	N/A

Kenneth R. Leibler/2006	1,124	4,299

Robert E. Patterson/1984	1,124	4,299

George Putnam, III/1984	1,124	4,299

W. Thomas Stephens/1997(7)	1,124	4,299

Robert L. Reynolds/2008(8)	N/A	N/A

I-30

COMPENSATION TABLE (continued) Pension or retirement benefits accrued as part of fund expenses from:

	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Absolute	American	Capital	Diversified	Equity Income	George	Global Asset
	Return 500	Government	Opportunities	Income Fund	Fund	Putnam	Allocation
	Fund	Income Fund	Fund			Balanced Fund	Fund
Trustee/Year	(estimated)

Ravi Akhoury/2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Barbara M. Baumann/2010(3)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Jameson A. Baxter/1994(3)(6)	$13	$181	$46	$631	$486	$247	$289

Charles B. Curtis/2001	8	120	30	418	322	164	192

Robert J. Darretta/2007(3)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Myra R. Drucker/2004(3)(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

John A. Hill/1985(3)(4)(6)	22	312	79	1,089	838	426	499

Paul L. Joskow/1997(3)	8	122	31	425	327	166	195

Elizabeth T. Kennan/1992(5)	13	170	44	606	462	236	277

Kenneth R. Leibler/2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Robert E. Patterson/1984	12	181	46	631	486	247	289

George Putnam, III/1984	12	174	44	608	468	238	279

W. Thomas Stephens/1997(7)	9	131	33	458	353	179	210

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-31

COMPENSATION TABLE (continued) Pension or retirement benefits accrued as part of fund expenses from:

	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Global	Global	Global	Growth and	Growth	High Yield	Income	International
	Equity Fund	Health Care	Utilities	Income Fund	Opportunities	Fund	Fund	Equity Fund
Trustee/Year		Fund	Fund		Fund

Ravi Akhoury/2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Barbara M. Baumann/2010(3)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Jameson A. Baxter/1994(3)(6)	$283	$140	$174	$1,644	$34	$532	$544	$630

Charles B. Curtis/2001	187	93	116	1,090	22	353	361	418

Robert J. Darretta/2007(3)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Myra R. Drucker/2004(3)(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

John A. Hill/1985(3)(4)(6)	488	242	301	2,837	58	918	938	1,087

Paul L. Joskow/1997(3)	190	94	117	1,106	23	358	366	424

Elizabeth T. Kennan/1992(5)	273	135	168	1,585	32	501	519	611

Kenneth R. Leibler/2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Robert E. Patterson/1984	283	140	174	1,644	34	532	544	630

George Putnam, III/1984	272	135	168	1,584	33	513	524	607

W. Thomas Stephens/1997(7)	205	102	127	1,194	25	387	395	458

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-32

COMPENSATION TABLE (continued) Pension or retirement benefits accrued as part of fund expenses from:

	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	International	International	Investors Fund	Money Market	Multi-Cap	Multi-Cap
Trustee/Year	Growth Fund	Value Fund		Fund	Growth Fund	Value Fund

Ravi Akhoury/2009	N/A	N/A	N/A	N/A	N/A	N/A

Barbara M. Baumann/2010(3)	N/A	N/A	N/A	N/A	N/A	N/A

Jameson A. Baxter/1994(3)(6)	$89	$180	$322	$360	$929	$50

Charles B. Curtis/2001	59	119	214	239	616	33

Robert J. Darretta/2007(3)	N/A	N/A	N/A	N/A	N/A	N/A

Myra R. Drucker/2004(3)(4)	N/A	N/A	N/A	N/A	N/A	N/A

John A. Hill/1985(3)(4)(6)	154	311	556	622	1,603	86

Paul L. Joskow/1997(3)	60	121	217	243	625	34

Elizabeth T. Kennan/1992(5)	87	178	308	345	892	48

Kenneth R. Leibler/2006	N/A	N/A	N/A	N/A	N/A	N/A

Robert E. Patterson/1984	89	180	322	360	929	50

George Putnam, III/1984	86	174	311	347	895	48

W. Thomas Stephens/1997(7)	65	131	234	262	675	36

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A	N/A	N/A

I-33

COMPENSATION TABLE (continued) Pension or retirement benefits accrued as part of fund expenses from:

	Putnam VT	Putnam VT Small	Putnam VT
Trustee/Year	Research Fund	Cap Value Fund	Voyager Fund

Ravi Akhoury/2009	N/A	N/A	N/A

Barbara M. Baumann/2010(3)	N/A	N/A	N/A

Jameson A. Baxter/1994(3)(6)	$78	$319	$1,206

Charles B. Curtis/2001	52	211	800

Robert J. Darretta/2007(3)	N/A	N/A	N/A

Myra R. Drucker/2004(3)(4)	N/A	N/A	N/A

John A. Hill/1985(3)(4)(6)	134	550	2,081

Paul L. Joskow/1997(3)	52	214	812

Elizabeth T. Kennan/1992(5)	75	306	1,170

Kenneth R. Leibler/2006	N/A	N/A	N/A

Robert E. Patterson/1984	78	319	1,206

George Putnam, III/1984	75	307	1,162

W. Thomas Stephens/1997(7)	57	231	876

Robert L. Reynolds/2008(8)	N/A	N/A	N/A

I-34

	Estimated annual benefits from	Total
	all Putnam funds	compensation
	upon	from all
	retirement	Putnam funds
Trustee/Year	(1)	(2)

Ravi Akhoury/2009	N/A	$303,000

Barbara M. Baumann/2010(3)	N/A	$297,000

Jameson A. Baxter/1994(3)(6)	$110,500	$365,500

Charles B. Curtis/2001	$113,900	$291,000

Robert J. Darretta/2007(3)	N/A	$303,000

Myra R. Drucker/2004(3)(4)	N/A	$84,750

John A. Hill/1985(3)(4)(6)	$161,700	$341,031.25

Paul L. Joskow/1997(3)	$113,400	$291,000

Elizabeth T. Kennan/1992(5)	$108,000	N/A

Kenneth R. Leibler/2006	N/A	$303,000

Robert E. Patterson/1984	$106,500	$303,000

George Putnam, III/1984	$130,300	$303,000

W. Thomas Stephens/1997(7)	$107,100	$303,000

Robert L. Reynolds/2008(8)	N/A	N/A

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.


(2) As of December 31, 2011, there were 108 funds in the Putnam family.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of December 31, 2011, the total amounts of deferred compensation payable by each fund, including income earned on such amounts, to these Trustees were:

I-35

	Ms. Baumann	Ms. Baxter	Mr. Darretta	Ms. Drucker	Mr. Hill	Dr. Joskow
Putnam VT Absolute Return 500 Fund*	$1	$10	$2	$3	$29	$7
Putnam VT American Government Income Fund	$308	$3,548	$633	$997	$10,291	$2,681
Putnam VT Capital Opportunities Fund	$150	$1,726	$308	$485	$5,006	$1,304
Putnam VT Diversified Income Fund	$465	$5,349	$954	$1,504	$15,517	$4,042
Putnam VT Equity Income Fund	$623	$7,167	$1,279	$2,015	$20,790	$5,416
Putnam VT George Putnam Balanced Fund	$424	$4,881	$871	$1,372	$14,158	$3,688
Putnam VT Global Asset Allocation Fund	$699	$8,042	$1,435	$2,261	$23,327	$6,077
Putnam VT Global Equity Fund	$1,265	$14,556	$2,596	$4,092	$42,222	$10,999
Putnam VT Global Health Care Fund	$310	$3,562	$635	$1,001	$10,331	$2,691
Putnam VT Global Utilities Fund	$766	$8,813	$1,572	$2,477	$25,563	$6,659
Putnam VT Growth and Income Fund	$3,512	$40,407	$7,208	$11,359	$117,207	$30,533
Putnam VT Growth Opportunities Fund	$244	$2,802	$500	$788	$8,128	$2,117
Putnam VT High Yield Fund	$948	$10,904	$1,945	$3,065	$31,628	$8,239
Putnam VT Income Fund	$978	$11,251	$2,007	$3,163	$32,634	$8,501
Putnam VT International Equity Fund	$594	$6,836	$1,219	$1,922	$19,829	$5,166
Putnam VT International Growth Fund	$313	$3,605	$643	$1,013	$10,458	$2,724
Putnam VT International Value Fund	$345	$3,970	$708	$1,116	$11,516	$3,000
Putnam VT Investors Fund	$608	$6,992	$1,247	$1,966	$20,282	$5,284
Putnam VT Money Market Fund	$407	$4,680	$835	$1,316	$13,574	$3,536
Putnam VT Multi-Cap Growth Fund	$2,717	$31,252	$5,575	$8,786	$90,652	$23,615
Putnam VT Multi-Cap Value Fund	$174	$2,001	$357	$562	$5,803	$1,512
Putnam VT Research Fund	$294	$3,384	$604	$951	$9,817	$2,557
Putnam VT Small Cap Value Fund	$409	$4,710	$840	$1,324	$13,662	$3,559
Putnam VT Voyager Fund	$2,767	$31,836	$5,679	$8,950	$92,345	$24,056

*Putnam VT Absolute Return 500 Fund commenced on May 2, 2011.

(4) Ms. Drucker retired from the Board of Trustees of the Putnam funds on January 30, 2011.

(5) Dr. Kennan, who retired from the Board of Trustees of the Putnam funds on June 30, 2010, was re-appointed to the Board of Trustees effective January 1, 2012. Upon her retirement, Dr. Kennan became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2011. In connection with her re-appointment to the Board of Trustees, Dr. Kennan has agreed to suspend the balance of her retirement benefit payments for the duration of her service as a Trustee.

(6) Includes additional compensation to Mr. Hill and Ms. Baxter for service as Chair of the Trustees of the Putnam funds. Ms. Baxter replaced Mr. Hill as Chair, Board of Trustees of the Putnam funds on July 1, 2011.

I-36

(7) Mr. Stephens, who retired from the Board of Trustees of the Putnam funds on March 31, 2008, was re-appointed to the Board of Trustees on May 14, 2009. Upon his retirement, Mr. Stephens became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2009. In connection with his re-appointment to the Board of Trustees, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.


(8) Mr. Reynolds is an “interested person” of the Trust, Putnam Management and/or Putnam Retail Management.

I-37

Under a Retirement Plan for Trustees of the Putnam funds (the Plan), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years, or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.


Share ownership

At March 31, 2012 the officers and Trustees of the funds as a group owned directly no shares of the Trust or any fund thereof. As of that date, less than 1% of the value of the accumulation units with respect to any fund was attributable to the officers and Trustees of the Trust, as a group, owning variable annuity contracts or variable life insurance policies issued by the insurers listed in the following tables or by other insurers that may hold shares of a fund. Except as noted below, no person owned of record or to the knowledge of the Trust beneficially 5% or more of the shares of any fund of the Trust.

Putnam Investment Holdings, LLC owned of record and beneficially 100% of the IA shares of Putnam VT Absolute Return 500 Fund and therefore may be deemed to “control” the fund. Putnam Investment Holdings, LLC, a Delaware limited liability company, is owned through a series of subsidiaries by Great-West Lifeco Inc., a Canadian corporation. The address of Putnam Investment Holdings is One Post Office Square, Boston, MA 02109.


I-38

Fund and Class	Shareholder name and address	Percentage
		Owned

PUTNAM VT ABSOLUTE RETURN 500 FUND IB	SUN LIFE INSURANCE AND	11.39%
	ANNUITY(15)

PUTNAM VT ABSOLUTE RETURN 500 FUND IB	SUN LIFE INSURANCE AND	83.42%
	ANNUITY(15)

PUTNAM VT AMERICAN GOVERNMENT INCOME IA	HARTFORD LIFE(7)	44.56%

PUTNAM VT AMERICAN GOVERNMENT INCOME IA	HARTFORD LIFE & ANNUITY(5)	55.44%

PUTNAM VT AMERICAN GOVERNMENT INCOME IB	ALLSTATE LIFE OF NEW YORK(2)	5.42%

PUTNAM VT AMERICAN GOVERNMENT INCOME IB	HARTFORD LIFE (7)	5.45%

PUTNAM VT AMERICAN GOVERNMENT INCOME IB	HARTFORD LIFE & ANNUITY(5)*	15.43%

PUTNAM VT AMERICAN GOVERNMENT INCOME IB	ALLSTATE LIFE INSURANCE CO(1)*	65.98%

PUTNAM VT CAPITAL OPPORTUNITIES IA	HARTFORD LIFE INS CO(6)*	48.57%

PUTNAM VT CAPITAL OPPORTUNITIES IA	HARTFORD LIFE & ANNUITY(5)*	51.43%

PUTNAM VT CAPITAL OPPORTUNITIES IB	HARTFORD LIFE INS CO(6)*	9.55%

PUTNAM VT CAPITAL OPPORTUNITIES IB	ALLSTATE LIFE INSURANCE CO(1)*	30.88%

PUTNAM VT CAPITAL OPPORTUNITIES IB	HARTFORD LIFE & ANNUITY(5)*	56.97%

PUTNAM VT DIVERSIFIED INCOME IA	HARTFORD LIFE(7)*	46.85%

PUTNAM VT DIVERSIFIED INCOME IA	HARTFORD LIFE & ANNUITY(5)*	52.16%

PUTNAM VT DIVERSIFIED INCOME IB	ALLSTATE LIFE INSURANCE CO(1)	10.12%

PUTNAM VT DIVERSIFIED INCOME IB	HARTFORD LIFE(7)	22.23%

PUTNAM VT DIVERSIFIED INCOME IB	HARTFORD LIFE & ANNUITY(5)*	63.32%

PUTNAM VT EQUITY INCOME IA	HARTFORD LIFE INSURANCE CO(6)*	32.40%

PUTNAM VT EQUITY INCOME IA	HARTFORD LIFE & ANNUITY(5)	61.98%

PUTNAM VT EQUITY INCOME IB	HARTFORD LIFE INSURANCE CO(6)	7.18%

PUTNAM VT EQUITY INCOME IB	METLIFE INVESTORS VA/VL ACCT 1(10)	13.46%

PUTNAM VT EQUITY INCOME IB	HARTFORD LIFE & ANNUITY(5)*	24.21%

PUTNAM VT EQUITY INCOME IB	ALLSTATE LIFE INSURANCE CO(1)*	43.11%

PUTNAM VT GEORGE PUTNAM BALANCED IA	HARTFORD LIFE(7)*	36.69%

PUTNAM VT GEORGE PUTNAM BALANCED IA	HARTFORD LIFE & ANNUITY(5)	62.33%

PUTNAM VT GEORGE PUTNAM BALANCED IB	ALLSTATE LIFE OF NEW YORK(2)	5.50%

PUTNAM VT GEORGE PUTNAM BALANCED IB	HARTFORD LIFE(7)	6.64%

PUTNAM VT GEORGE PUTNAM BALANCED IB	HARTFORD LIFE & ANNUITY(5)*	20.97%

PUTNAM VT GEORGE PUTNAM BALANCED IB	ALLSTATE LIFE INSURANCE CO(1)*	65.89%

PUTNAM VT GLOBAL ASSET ALLOCATION IA	HARTFORD LIFE(7)*	45.35%

PUTNAM VT GLOBAL ASSET ALLOCATION IA	HARTFORD LIFE & ANNUITY(5)*	50.97%

PUTNAM VT GLOBAL ASSET ALLOCATION IB	ALLSTATE LIFE OF NEW YORK(2)	6.20%

PUTNAM VT GLOBAL ASSET ALLOCATION IB	HARTFORD LIFE(7)*	14.16%

PUTNAM VT GLOBAL ASSET ALLOCATION IB	ALLSTATE LIFE INSURANCE CO(1)*	36.09%

PUTNAM VT GLOBAL ASSET ALLOCATION IB	HARTFORD LIFE & ANNUITY(5)*	43.38%

I-39

Fund and Class	Shareholder name and address	Percentage
		Owned

PUTNAM VT GLOBAL EQUITY IA	HARTFORD LIFE(7)*	48.17%

PUTNAM VT GLOBAL EQUITY IA	HARTFORD LIFE & ANNUITY(5)	51.49%

PUTNAM VT GLOBAL EQUITY IB	AEGON PFL FIRST UNION(13)	6.49%

PUTNAM VT GLOBAL EQUITY IB	HARTFORD LIFE & ANNUITY(5)	7.49%

PUTNAM VT GLOBAL EQUITY IB	ALLSTATE LIFE OF NEW YORK(2)	7.57%

PUTNAM VT GLOBAL EQUITY IB	ALLSTATE LIFE INSURANCE CO(1)*	74.88%

PUTNAM VT GLOBAL HEALTH CARE IA	HARTFORD LIFE(7)*	46.11%

PUTNAM VT GLOBAL HEALTH CARE IA	HARTFORD LIFE & ANNUITY(5)*	54.89%

PUTNAM VT GLOBAL HEALTH CARE IB	LINCOLN NATIONAL VARIABLE(9)	8.66%

	RIVERSOURCE LIFE INSURANCE	36.14%
PUTNAM VT GLOBAL HEALTH CARE IB	COMPANY(12)*

PUTNAM VT GLOBAL HEALTH CARE IB	ALLSTATE LIFE INSURANCE CO(1)*	40.01%

PUTNAM VT GLOBAL UTILITIES FUND IA	HARTFORD LIFE & ANNUITY(5)*	45.98%

PUTNAM VT GLOBAL UTILITIES FUND IA	HARTFORD LIFE(7)*	54.01%

PUTNAM VT GLOBAL UTILITIES FUND IB	ALLSTATE LIFE OF NY(2)	8.05%

PUTNAM VT GLOBAL UTILITIES FUND IB	HARTFORD LIFE & ANNUITY(5)	9.29%

PUTNAM VT GLOBAL UTILITIES FUND IB	ALLSTATE LIFE INSURANCE CO(1)*	78.49%

PUTNAM VT GROWTH AND INCOME IA	HARTFORD LIFE & ANNUITY(5)*	47.95%

PUTNAM VT GROWTH AND INCOME IA	HARTFORD LIFE(7)*	50.62%

PUTNAM VT GROWTH AND INCOME IB	HARTFORD LIFE(7)	5.31%

PUTNAM VT GROWTH AND INCOME IB	ALLSTATE LIFE OF NY(2)	5.57%

PUTNAM VT GROWTH AND INCOME IB	HARTFORD LIFE & ANNUITY(5)*	11.24%

PUTNAM VT GROWTH AND INCOME IB	ALLSTATE LIFE INSURANCE CO(1)*	62.29%

PUTNAM VT GROWTH OPPORTUNITIES IA	HARTFORD LIFE(7)*	41.46%

PUTNAM VT GROWTH OPPORTUNITIES IA	HARTFORD LIFE & ANNUITY(5)*	58.54%

PUTNAM VT GROWTH OPPORTUNITIES IB	AEGON PFL FIRST UNION(13)	5.08%

PUTNAM VT GROWTH OPPORTUNITIES IB	HARTFORD LIFE(7)	6.49%

PUTNAM VT GROWTH OPPORTUNITIES IB	ALLSTATE LIFE OF NY(2)	6.60%

PUTNAM VT GROWTH OPPORTUNITIES IB	HARTFORD LIFE & ANNUITY(5)*	7.40%

PUTNAM VT GROWTH OPPORTUNITIES IB	ALLSTATE LIFE INSURANCE CO(1)*	72.84%

PUTNAM VT HIGH YIELD IA	HARTFORD LIFE(7)*	27.14%

PUTNAM VT HIGH YIELD IA	HARTFORD LIFE & ANNUITY(5)*	32.62%

PUTNAM VT HIGH YIELD IA	CMFG GROUP(4)	36.91%

PUTNAM VT HIGH YIELD IB	ALLSTATE LIFE OF NY(2)	5.20%

	RIVERSOURCE LIFE INSURANCE	8.69%
PUTNAM VT HIGH YIELD IB	COMPANY(12)

PUTNAM VT HIGH YIELD IB	HARTFORD LIFE & ANNUITY(5)*	18.65%

PUTNAM VT HIGH YIELD IB	JEFFERSON NATIONAL LIFE(14)	18.99%

PUTNAM VT HIGH YIELD IB	ALLSTATE LIFE INSURANCE CO(1)*	40.87%

PUTNAM VT INCOME IA	HARTFORD LIFE & ANNUITY(5)*	44.70%

I-40

Fund and Class	Shareholder name and address	Percentage
		Owned

PUTNAM VT INCOME IA	HARTFORD LIFE(7)*	50.19%

PUTNAM VT INCOME IB	HARTFORD LIFE(7)*	6.19%

PUTNAM VT INCOME IB	ALLSTATE LIFE OF NY(2)	10.03%

PUTNAM VT INCOME IB	HARTFORD LIFE & ANNUITY(5)*	16.81%

PUTNAM VT INCOME IB	ALLSTATE LIFE INSURANCE CO(1)*	66.48%

PUTNAM VT INTERNATIONAL EQUITY IA	HARTFORD LIFE INSURANCE CO.	6.82%

PUTNAM VT INTERNATIONAL EQUITY IA	HARTFORD LIFE(7)*	35.34%

PUTNAM VT INTERNATIONAL EQUITY IA	HARTFORD LIFE & ANNUITY(5)*	57.57%

PUTNAM VT INTERNATIONAL EQUITY IB	ALLSTATE NORTHBROOK LIFE(3)	6.89%

	RIVERSOURCE LIFE INSURANCE	8.11%
PUTNAM VT INTERNATIONAL EQUITY IB	COMPANY (12)

PUTNAM VT INTERNATIONAL EQUITY IB	HARTFORD LIFE(7)	15.85%

PUTNAM VT INTERNATIONAL EQUITY IB	ALLSTATE LIFE INSURANCE CO(1)*	24.23%

PUTNAM VT INTERNATIONAL EQUITY IB	HARTFORD LIFE & ANNUITY(5)	34.10%

PUTNAM VT INTERNATIONAL GROWTH IA	HARTFORD LIFE(7)*	44.80%

PUTNAM VT INTERNATIONAL GROWTH IA	HARTFORD LIFE & ANNUITY(5)	54.96%

PUTNAM VT INTERNATIONAL GROWTH IB	ALLSTATE LIFE OF NY(2)	5.73%

PUTNAM VT INTERNATIONAL GROWTH IB	HARTFORD LIFE & ANNUITY(5)	7.39%

PUTNAM VT INTERNATIONAL GROWTH IB	ALLSTATE LIFE INSURANCE CO(1)*	80.62%

PUTNAM VT INTERNATIONAL VALUE IA	HARTFORD LIFE(7)*	36.45%

PUTNAM VT INTERNATIONAL VALUE IA	HARTFORD LIFE & ANNUITY(5)*	61.69%

PUTNAM VT INTERNATIONAL VALUE IA	LINCOLN BENEFIT LIFE CO(8)	7.43%

PUTNAM VT INTERNATIONAL VALUE IB	HARTFORD LIFE(7)*	7.46%

PUTNAM VT INTERNATIONAL VALUE IB	LINCOLN BENEFIT LIFE CO(8)	9.76%

PUTNAM VT INTERNATIONAL VALUE IB	AM GEN SIGNATURE II A(8)	10.75%

PUTNAM VT INTERNATIONAL VALUE IB	HARTFORD LIFE & ANNUITY(5)*	17.71%

PUTNAM VT INTERNATIONAL VALUE IB	ALLSTATE LIFE INSURANCE CO(1)*	41.96%

PUTNAM VT INVESTORS IA	HARTFORD LIFE(7)*	49.50%

PUTNAM VT INVESTORS IA	HARTFORD LIFE & ANNUITY(5)*	50.48%

PUTNAM VT INVESTORS IB	HARTFORD LIFE(7)*	19.85%

PUTNAM VT INVESTORS IB	ALLSTATE LIFE INSURANCE CO(1)*	35.10%

PUTNAM VT INVESTORS IB	HARTFORD LIFE & ANNUITY(5)*	41.56%

PUTNAM VT MONEY MARKET IA	HARTFORD LIFE(7)*	47.10%

PUTNAM VT MONEY MARKET IA	HARTFORD LIFE & ANNUITY(5)*	50.27%

PUTNAM VT MONEY MARKET IB	AEGON PFL FIRST UNION(13)	5.67%

PUTNAM VT MONEY MARKET IB	ALLSTATE LIFE OF NY(2)	15.24%

PUTNAM VT MONEY MARKET IB	ALLSTATE LIFE INSURANCE CO(1)*	71.14%

	RIVERSOURCE LIFE INSURANCE	26.89%
PUTNAM VT MULTI-CAP GROWTH IA	COMPANY (12)

PUTNAM VT MULTI-CAP GROWTH IA	HARTFORD LIFE(7)*	32.50%

PUTNAM VT MULTI-CAP GROWTH IA	HARTFORD LIFE & ANNUITY(5)*	36.04%

I-41

Fund and Class	Shareholder name and address	Percentage
		Owned

PUTNAM VT MULTI-CAP GROWTH IB	HARTFORD LIFE & ANNUITY(5)*	9.29%

PUTNAM VT MULTI-CAP GROWTH IB	RIVERSOURCE LIFE INSURANCE	21.06%
	COMPANY (12)

PUTNAM VT MULTI-CAP GROWTH IB	ALLSTATE LIFE INSURANCE CO(1)*	51.49%

PUTNAM VT MULTI-CAP VALUE IA	HARTFORD LIFE INSURANCE CO(6)*	46.71%

PUTNAM VT MULTI-CAP VALUE IA	HARTFORD LIFE & ANNUITY(5)*	53.29%

PUTNAM VT MULTI-CAP VALUE IB	ALLSTATE LIFE OF NY(2)	5.30%

PUTNAM VT MULTI-CAP VALUE IB	HARTFORD LIFE INSURANCE CO(6)*	10.51%

PUTNAM VT MULTI-CAP VALUE IB	HARTFORD LIFE & ANNUITY(5)*	24.87%

PUTNAM VT MULTI-CAP VALUE IB	ALLSTATE LIFE INSURANCE CO(1)*	58.79%

PUTNAM VT RESEARCH IA	HARTFORD LIFE(7)*	47.27%

PUTNAM VT RESEARCH IA	HARTFORD LIFE & ANNUITY(5)	52.73%

PUTNAM VT RESEARCH IB	ALLSTATE LIFE OF NY(2)	5.78%

PUTNAM VT RESEARCH IB	HARTFORD LIFE & ANNUITY(5)	8.91%

PUTNAM VT RESEARCH IB	ALLSTATE LIFE INSURANCE CO(1)*	80.51%

PUTNAM VT SMALL CAP VALUE IA	HARTFORD LIFE(7)*	47.18%

PUTNAM VT SMALL CAP VALUE IA	HARTFORD LIFE & ANNUITY(5)*	51.91%

PUTNAM VT SMALL CAP VALUE IB	NORTHBROOK LIFE INSURANCE(3)	8.93%

PUTNAM VT SMALL CAP VALUE IB	ALLSTATE LIFE INSURANCE CO(1)	17.80%

PUTNAM VT SMALL CAP VALUE IB	HARTFORD LIFE(7)*	24.38%

PUTNAM VT SMALL CAP VALUE IB	HARTFORD LIFE & ANNUITY(5)*	46.09%

PUTNAM VT VOYAGER IA	HARTFORD LIFE & ANNUITY(5)*	47.35%

PUTNAM VT VOYAGER IA	HARTFORD LIFE(7)*	50.83%

PUTNAM VT VOYAGER IB	HARTFORD LIFE(7)*	5.21%

PUTNAM VT VOYAGER IB	ALLSTATE NORTHBROOK LIFE(3)	5.29%

PUTNAM VT VOYAGER IB	PRINCIPAL FINANCIAL GROUP PFLX(11)	8.08%

PUTNAM VT VOYAGER IB	HARTFORD LIFE & ANNUITY(5)*	17.81%

PUTNAM VT VOYAGER IB	ALLSTATE LIFE INSURANCE CO(1)*	48.52%


* Shareholder may be deemed to control the indicated fund.

The addresses for the shareholders listed above are:

(1) Allstate Life Insurance Co., 3100 Sanders Road, Northbrook, IL 60062

(2) Allstate Life of New York, 3100 Sanders Road, Northbrook, IL 60062

(3) Allstate Northbrook Life, 3100 Sanders Road, Northbrook, IL 60062


(4) CMFG Group, Variable Annuity Account, AttnL Variable Annuity Products-Finance, 2000 Heritage Way, Waverly, IA 50677


I-42

(5) Hartford Life & Annuity, 1 Griffin Rd. N., Windsor, CT 06095

(6) Hartford Life Insurance Co., 1 Griffin Rd. N., Windsor, CT 06095

(7) Hartford Life, 1 Griffin Rd. N., Windsor, CT 06095

(8) Am Gen Signature II A, 2727 Allen PKWY, Suite A, Houston, Texas 77019-2116

(9) Lincoln National Variable, Universal Life, 1300 S. Clinton St., Fort Wayne, IN 46802

(10) MetLife Investors VA/VL Acct 1, 501 Boylston St., Boston, MA 02116

(11) Principal Financial Group PFLX, 711 High St, Des Moines, IA 50392

(12) Riversource Life Insurance Company, 70100 Ameriprise Financial Center, Minneapolis, MN 55474

(13) Aegon PFL First Union, 4333 Edgwood Rd NE, Cedar Rapids IA 52499

(14) Jefferson National Life, 9920 Corporate Campus Dr Ste 1000,Louisville KY 40223


(15) Sun Life Insurance and Annuity company of NY, Sun Life Assurance Company of Canada (US), 1 Sun Life Executive Park SC3241, Wellesley Hills, MA 02481


I-43

Distribution fees


During fiscal 2011, class IB shares of the funds paid the following 12b-1 fees to Putnam Retail Management:

Putnam VT Absolute Return 500 Fund*	$601
Putnam VT American Government Income Fund	$130,194
Putnam VT Capital Opportunities Fund	$43,239
Putnam VT Diversified Income Fund	$856,027
Putnam VT Equity Income Fund	$481,306
Putnam VT George Putnam Balanced Fund	$259,096
Putnam VT Global Asset Allocation Fund	$191,359
Putnam VT Global Equity Fund	$67,596
Putnam VT Global Health Care Fund	$165,339
Putnam VT Global Utilities Fund	$51,194
Putnam VT Growth and Income Fund	$612,302
Putnam VT Growth Opportunities Fund	$36,149
Putnam VT High Yield Fund	$282,214
Putnam VT Income Fund	$431,688
Putnam VT International Equity Fund	$887,820
Putnam VT International Growth Fund	$55,402
Putnam VT International Value Fund	$116,972
Putnam VT Investors Fund	$425,341
Putnam VT Money Market Fund	$370,136**
Putnam VT Multi-Cap Growth Fund	$432,808
Putnam VT Multi-Cap Value Fund	$30,852
Putnam VT Research Fund	$91,512
Putnam VT Small Cap Value Fund	$456,411
Putnam VT Voyager Fund	$583,512

*Putnam VT Absolute Return 500 Fund commenced operations on May 2, 2011.

**This amount was waived by Putnam Retail Management during the 2011 fiscal year.


Investor servicing fees


During the 2011 fiscal year, each fund incurred the following fees for investor servicing provided by Putnam Investor Services, Inc. :


I-44

Fund name	Investor servicing fees
Putnam VT Absolute Return 500 Fund*	$6,684
Putnam VT American Government Income Fund	$139,892
Putnam VT Capital Opportunities Fund	$37,200
Putnam VT Diversified Income Fund	$496,294
Putnam VT Equity Income Fund	$386,727
Putnam VT George Putnam Balanced Fund	$194,772
Putnam VT Global Asset Allocation Fund	$229,246
Putnam VT Global Equity Fund	$227,337
Putnam VT Global Health Care Fund	$111,931
Putnam VT Global Utilities Fund	$137,539
Putnam VT Growth and Income Fund	$1,312,444
Putnam VT Growth Opportunities Fund	$26,933
Putnam VT High Yield Fund	$420,002
Putnam VT Income Fund	$425,056
Putnam VT International Equity Fund	$508,224
Putnam VT International Growth Fund	$72,072
Putnam VT International Value Fund	$145,191
Putnam VT Investors Fund	$255,905
Putnam VT Money Market Fund	$277,533
Putnam VT Multi-Cap Growth Fund	$741,905
Putnam VT Multi-Cap Value Fund	$40,005
Putnam VT Research Fund	$62,057
Putnam VT Small Cap Value Fund	$253,182
Putnam VT Voyager Fund	$968,230

*Putnam Absolute Return 500 Fund commenced operations on May 2, 2011.


PORTFOLIO MANAGERS

Other accounts managed


The following tables show the number and approximate assets of other investment accounts (or portions of investment accounts) that each fund's portfolio manager(s) managed as of the fund's most recent fiscal year-end. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.


I-45

					Other accounts (including
					separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and
ABSOLUTE RETURN	Other SEC-registered open-		assets from more than one		single-sponsor defined
500 FUND	end and closed-end funds		client		contribution plan offerings)

Portfolio managers	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Jeffrey Knight	128*	$6,844,600,000	4**	$2,263,600,000	3***	$348,200,000

James Fetch	13*	$5,363,900,000	4**	$2,263,600,000	3***	$347,100,000

Robert Kea	128*	$6,852,600,000	4**	$2,263,600,000	1	100,000

Joshua Kutin<	33+	$2,820,700,000	4++	$2,446,700,000	3+++	$370,400,000

Robert Schoen	128*	$6,844,600,000	4**	$2,263,600,000	1	700,000

Jason Vaillancourt	13*	$5,363,900,000	4**	$2,263,600,000	1	100,000

* 3 accounts, with total assets of $1,532,300,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $319,300,000, pays an advisory fee based on account performance.

*** 2 accounts, with total assets of $346,900,000, pay an advisory fee based on account performance.

< Information for Mr. Kutin, who joined the fund after the fund’s fiscal year end, is as of February 29, 2012.

+ 3 accounts, with total assets of $1,537,800,000, pay an advisory fee based on account performance.

++ 1 account, with total assets of $368,200,000, pays an advisory fee based on account performance.

+++ 2 accounts, with total assets of $369,600,000, pay an advisory fee based on account performance.

Other accounts (including
PUTNAM VT					separate accounts, managed
AMERICAN			Other accounts that pool		account programs, and single-
GOVERNMENT	Other SEC-registered open-		assets from more than one		sponsor defined contribution
INCOME FUND	end and closed-end funds		client		plan offerings)

Portfolio managers	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Daniel Choquette	16	$4,963,700,000	13*	$3,867,200,000	11**	$4,841,800,000

Michael Salm	30***	$13,926,500,000	25+	$8,239,300,000	18**	$7,557,700,000

* 1 account, with total assets of $67,600,000, pays an advisory fee based on account performance.

** 3 accounts, with total assets of $253,200,000, pay an advisory fee based on account performance.

*** 4 accounts, with total assets of $2,349,800,000, pay an advisory fee based on account performance.

+ 2 accounts, with total assets of $139,200,000, pay an advisory fee based on account performance.

					Other accounts (including
PUTNAM VT					separate accounts, managed
CAPITAL			Other accounts that pool		account programs, and
OPPORTUNITIES	Other SEC-registered open-		assets from more than one		single-sponsor defined
FUND	end and closed-end funds		client		contribution plan offerings)

Portfolio managers	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Joseph Joseph	2*	$1,209,100,000	1	$600,000	7	$804,000,000

Randy Farina	2*	$1,209,100,000	0	0	7	$804,200,000

John McLanahan	2*	$1,209,100,000	0	0	7	$806,500,000

* 1 account, with total assets of $887,200,000, pays an advisory fee based on account performance.

I-46


					Other accounts (including
					separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
DIVERSIFIED	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
INCOME FUND	and closed-end funds		client		plan offerings)

Portfolio managers	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

D. William Kohli	15*	$8,310,600,000	19**	$4,283,000,000	15***	$12,280,000,000

Michael Atkin	6	$5,169,900,000	9	$2,384,800,000	9***	$4,438,500,000

Kevin Murphy	25*	$10,957,200,000	20+	$5,256,600,000	12	$6,793,000,000

Michael Salm	30*	$13,627,400,000	25+	$8,239,300,000	18++	$7,557,700,000

Paul Scanlon	26*	$11,582,700,000	24+++	$5,680,400,000	10	$1,990,300,000

Raman Srivastava	25*	$10,923,700,000	20+	$6,280,700,000	12	$13,367,000,000

* 4 accounts, with total assets of $2,349,800,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $71,700,000, pays an advisory fee based on account performance.

*** 1 account, with total assets of $459,200,000, pays an advisory fee based on account performance.

+ 2 accounts, with total assets of $139,200,000, pay an advisory fee based on account performance.

++ 3 accounts, with total assets of $253,200,000, pay an advisory fee based on account performance.

+++ 3 accounts, with total assets of $232,200,000, pay an advisory fee based on account performance.

Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
EQUITY INCOME	Other SEC-registered open-		assets from more than one		sponsor defined contribution
FUND	end and closed-end funds		client		plan offerings)

Portfolio manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Bartlett Geer	1	$3,271,300,000	1	$298,600,000	3	$294,800,000

Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
GEORGE PUTNAM	Other SEC-registered open-		assets from more than one		sponsor defined contribution
BALANCED FUND	end and closed-end funds		client		plan offerings)

Portfolio managers	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

David Calabro	1	$743,700,000	0	0	1	200,000

Raman Srivastava	25*	$11,298,100,000	20**	$6,280,700,000	12	$13,367,000,000

* 4 accounts, with total assets of $2,349,800,000, pay an advisory fee based on account performance.

** 2 accounts, with total assets of $139,200,000, pay an advisory fee based on account performance.

I-47

					Other accounts (including
PUTNAM VT					separate accounts, managed
GLOBAL ASSET			Other accounts that pool		account programs, and single-
ALLOCATION	Other SEC-registered open-		assets from more than one		sponsor defined contribution
FUND	end and closed-end funds		client		plan offerings)

Portfolio managers	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Jeffrey Knight	128*	$6,647,700,000	4**	$2,263,600,000	3***	$348,200,000

Jim Fetch	13*	$5,167,000,000	4**	$2,263,600,000	3***	$347,100,000

Robert Kea	128*	$6,655,700,000	4**	$2,263,600,000	1	100,000

Joshua Kutin<	34+	$2,834,000,000	4++	$2,446,700,000	3+++	$370,400,000

Robert Schoen	128*	$6,647,700,000	4**	$2,263,600,000	1	700,000

Jason Vaillancourt	13*	$5,167,000,000	4**	$2,263,600,000	1	100,000

* 3 accounts, with total assets of $1,532,300,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $319,300,000, pays an advisory fee based on account performance.

*** 2 accounts, with total assets of $346,900,000, pay an advisory fee based on account performance.

< Information for Mr. Kutin, who joined the fund after the fund’s fiscal year end, is as of February 29, 2012.

+ 3 accounts, with total assets of $1,537,800,000, pay an advisory fee based on account performance.

++ 1 account, with total assets of $368,200,000, pays an advisory fee based on account performance.

+++ 2 accounts, with total assets of $369,600,000, pay an advisory fee based on account performance.

Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
GLOBAL EQUITY	Other SEC-registered open-		assets from more than one		sponsor defined contribution
FUND	end and closed-end funds		client		plan offerings)

Portfolio manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

R. Shepherd Perkins	1	$753,000,000	4	$447,900,000	1	$2,300,000

Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
GLOBAL HEALTH	Other SEC-registered open-		assets from more than one		sponsor defined contribution
CARE FUND	end and closed-end funds		client		plan offerings)

Portfolio managers	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Kelsey Chen	4	$1,004,900,000	0	0	1	$200,000

Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
GLOBAL UTILITIES	Other SEC-registered open-		assets from more than one		sponsor defined contribution
FUND	end and closed-end funds		client		plan offerings)

Portfolio manager	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

George Gianarikas	4	$321,000,000	0	0	1	$300,000

I-48

Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
GROWTH AND	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
INCOME FUND	and closed-end funds		client		plan offerings)

Portfolio manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Robert Ewing	1	$4,288,300,000	0	0	1	$600,000

Other accounts (including
PUTNAM VT					separate accounts, managed
GROWTH			Other accounts that pool		account programs, and single-
OPPORTUNITIES	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
FUND	and closed-end funds		client		plan offerings)

Portfolio manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Robert Brookby	3*	$4,054,500,000	2	$51,700,000	2	$81,200,000

* 1 account, with total assets of $3,094,800,000, pays an advisory fee based on account performance.

					Other accounts (including
					separate accounts, managed
PUTNAM VT HIGH			Other accounts that pool		account programs, single-
YIELD FUND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
Portfolio managers	end and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Paul Scanlon	26*	$11,639,000,000	24**	$5,680,400,000	10	$1,990,300,000

Norman Boucher	16	$3,223,000,000	16**	$3,523,700,000	4	$5,487,600,000

Robert Salvin	17	$3,930,100,000	17**	$3,532,400,000	5	$736,500,000

* 4 accounts, with total assets of $2,349,800,000, pay an advisory fee based on account performance.

** 3 accounts, with total assets of $232,200,000, pay an advisory fee based on account performance.

*** 1 account, with total assets of $54,800,000, pays an advisory fee based on account performance.

					Other accounts (including
					separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
INCOME FUND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
Portfolio managers	end and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Michael Salm	30*	$13,704,400,000	25**	$8,239,300,000	18***	$7,557,700,000

Daniel Choquette	16	$4,741,600,000	13+	$3,867,200,000	11***	$4,841,800,000

Brett Kozlowski	13	$2,231,600,000	13+	$3,867,200,000	11***	$4,841,800,000

Kevin Murphy	25*	$11,002,900,000	20**	$5,256,600,000	12	$6,793,000,000

Raman Srivastava	25*	$11,000,700,000	20**	$6,280,700,000	12	$13,367,000,000

* 4 accounts, with total assets of $2,349,800,000, pay an advisory fee based on account performance.

** 2 accounts, with total assets of $139,200,000, pay an advisory fee based on account performance.

*** 3 accounts, with total assets of $253,200,000, pay an advisory fee based on account performance.

+ 1 account, with total assets of $67,600,000, pays an advisory fee based on account performance.

I-49

Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
INTERNATIONAL	Other SEC-registered open-		assets from more than one		sponsor defined contribution
EQUITY FUND	end and closed-end funds		client		plan offerings)

Portfolio manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Simon Davis	2	$1,160,500,000	1	$37,700,000	2*	$188,300,000

* 1 account, with total assets of $119,000,000, pays an advisory fee based on account performance.


Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
INTERNATIONAL	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
GROWTH FUND	and closed-end funds		client		plan offerings)

Portfolio manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Jeffrey Sacknowitz	5	$396,900,000	1	$120,000,000	1	$1,400,000


Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
INTERNATIONAL	Other SEC-registered open-		assets from more than one		sponsor defined contribution
VALUE FUND	end and closed-end funds		client		plan offerings)

Portfolio manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Darren Jaroch	6	$550,400,000	1	$67,200,000	1	$100,000


Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs, and single-
PUTNAM VT	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
INVESTORS FUND	and closed-end funds		client		plan offerings)

Portfolio manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Gerard Sullivan	2	$1,309,700,000	0	0	0	0


I-50

Other accounts (including separate
accounts, managed account
PUTNAM VT			Other accounts that pool		programs, and single-sponsor
MULTI-CAP	Other SEC-registered open-		assets from more than one		defined contribution plan
GROWTH FUND	end and closed-end funds		client		offerings)

Portfolio manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Robert Brookby	3*	$3,434,700,000	2	$51,700,000	2	$81,200,000

* 1 account, with total assets of $3,094,800,000, pays an advisory fee based on account performance.


Other accounts (including separate
accounts, managed account
PUTNAM VT			Other accounts that pool		programs, and single-sponsor
MULTI-CAP	Other SEC-registered open-		assets from more than one		defined contribution plan
VALUE FUND	end and closed-end funds		client		offerings)

Portfolio manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

James Polk	1	$444,400,000	0	0	1	$1,700,000

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs, and single-
PUTNAM VT	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
RESEARCH FUND	and closed-end funds		client		plan offerings)

Portfolio managers	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Aaron Cooper	2	$208,700,000	0	0	1	$1,900,000

Kelsey Chen	4	$1,049,100,000	0	0	1	$200,000

Steven Curbow	3	$394,400,000	0	0	0	0

George Gianarikas	4	$387,000,000	0	0	1	$300,000

Ferat Ongoren	3	$30,800,000	0	0	1	$100,000

Walter Scully	2	$19,600,000	0	0	1	$600,000


Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
SMALL CAP	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
VALUE FUND	and closed-end funds		client		plan offerings)

Portfolio manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Eric Harthun	6	$1,070,300,000	2	$8,800,000	4	$414,900,000


I-51

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs, and single-
PUTNAM VT	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
VOYAGER FUND	and closed-end funds		client		plan offerings)

Portfolio manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Nick Thakore	1	$3,640,100,000	0	0	0	0

See "Management - Portfolio Transactions - Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual's management of more than one account.


Compensation of portfolio managers


Putnam's goal for its products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.


For all funds, except Putnam VT Absolute Return 500 Fund, Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund, Putnam evaluates performance based on each fund's peer ranking in the applicable Lipper VP (Underlying Funds) Category, which is based on pre-tax performance:

I-52


Funds	Lipper VP (Underlying Funds) Category
Putnam VT American Government Income Fund	General U.S. Government Funds
Putnam VT Capital Opportunities Fund	Small-Cap Core Funds
Putnam VT Diversified Income Fund	General Bond Funds
Putnam VT Equity Income Fund	Equity Income Funds
Putnam VT George Putnam Balanced Fund	Balanced Funds
Putnam VT Global Asset Allocation Fund	Mixed-Asset Target Allocation Growth Funds
Putnam VT Global Equity Fund	Global Core Funds
Putnam VT Growth and Income Fund	Large-Cap Value Funds
Putnam VT Growth Opportunities Fund	Large-Cap Growth Funds
Putnam VT High Yield Fund	High Current Yield Funds
Putnam VT Income Fund	Corporate Debt Funds A-Rated
Putnam VT International Equity Fund	International Core Funds
Putnam VT International Growth Fund	International Growth Funds
Putnam VT International Value Fund	International Value Funds
Putnam VT Investors Fund	Large-Cap Core Funds
Putnam VT Money Market Fund	Money Market Funds
Putnam VT Multi-Cap Growth Fund	Multi-Cap Growth Funds
Putnam VT Multi-Cap Value Fund	Multi-Cap Value Funds
Putnam VT Research Fund	Large-Cap Core Funds
Putnam VT Small Cap Value Fund	Small-Cap Value Funds
Putnam VT Voyager Fund	Large-Cap Growth Funds


For Putnam VT Absolute Return 500 Fund, VT Global Health Care Fund and Putnam VT Global Utilities Fund, Putnam evaluates performance based on each fund's pre-tax return relative to the following benchmarks:


Funds	Benchmark
Putnam VT Absolute Return 500 Fund	BofA Merrill Lynch U.S. Treasury Bill Index
Putnam VT Global Health Care Fund	MSCI World Health Care Index (ND)*
Putnam VT Global Utilities Fund	MSCI World Utilities Index (ND)*


*MSCI, Inc. publishes two versions of these indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version better reflects the returns U.S. investors might expect were they to invest directly in the component securities of each index.

I-53


Ownership of securities

As of December 31, 2011, except as noted below, none of the portfolio managers identified in the prospectus, or their immediate family members, beneficially owned equity securities in the funds of the Trust that he or she managed. The funds are offered only to separate accounts of insurance companies. Individual investors may not invest in the funds directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the funds as investment options.

Fund	Portfolio manager	Dollar range of shares owned
Putnam VT International
Equity Fund	Simon Davis	$1-$10,000


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS


PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the Trust's independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in each fund’s Annual Report for the fiscal year ended December 31, 2011, filed electronically on February 28, 2012 (File No. 811-05346), are incorporated by reference into this SAI. The financial highlights included in the prospectuses and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.


I-54

PUTNAM VARIABLE TRUST
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

DISTRIBUTION PLAN

The Trust has adopted a distribution plan (12b-1) with respect to class IB shares, the principal features of which are described in the prospectus. This SAI contains additional information which may be of interest to investors.

Continuance of the plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of a fund and who have no direct or indirect interest in the plan or related arrangements (the “Qualified Trustees”), cast in person at a meeting called for that purpose. All material amendments to the plan must be likewise approved by the Trustees and the Qualified Trustees. The plan may not be amended in order to increase materially the costs which a fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of a fund or relevant class of the fund, as the case may be. The plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

Putnam Retail Management pays service fees to insurance companies and their affiliated dealers at the rates set forth in the Prospectus. Service fees are paid quarterly (or in certain cases monthly) to the insurance company or dealer of record for that quarter.

Financial institutions receiving payments from Putnam Retail Management may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of insurance companies and securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to insurance companies or their affiliates, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the Trust may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the funds may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Investment Management, LLC (“Putnam Management”) in this section include PIL and/or PAC, as appropriate.

II-1	SAI_VT-2012/04

Alternative Investment Strategies	Money Market Instruments

Bank Loans	Mortgage-backed and Asset-backed Securities

Borrowing and Other Forms of Leverage	Options on Securities

Derivatives	Preferred Stocks and Convertible Securities

Exchange-Traded Notes	Private Placements and Restricted Securities

Floating Rate and Variable Rate Demand Notes	Real Estate Investment Trusts (REITs)

Foreign Currency Transactions	Redeemable Securities

Foreign Investments and Related Risks	Repurchase Agreements

Forward Commitments and Dollar Rolls	Securities Loans

Futures Contracts and Related Options	Securities of Other Investment Companies

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Hybrid Instruments	Short-Term Trading

Inflation-Protected Securities	Special Purpose Acquisition Companies

Initial Public Offerings (IPOs)	Structured Investments

Interfund Borrowing and Lending	Swap Agreements

Inverse Floaters	Tax-exempt Securities

Legal and Regulatory Risks Relating to Investment	Warrants
Strategy

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

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Alternative Investment Strategies

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At times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

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Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

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The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

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Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer

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deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the Securities and Exchange Commission (the “SEC”) or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each fund of the Trust participates in committed and uncommitted lines of credit with State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. A fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate.

Derivatives

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Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. The fund’s use of commodity-linked derivatives can bear on or be limited by the fund’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), as discussed in “Taxes” below. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net

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asset value. See “Borrowing and Other Forms of Leverage”. In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

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Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

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Exchange-Traded Notes

The fund may invest in exchange-traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

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The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

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The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater. The extent of the fund’s investment in commodity-linked ETNs, if any, is limited by tax considerations.

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ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

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A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the “CFTC”), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

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Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency

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transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

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In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Note on MSCI indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a

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custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

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The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For

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example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

The fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the “CEA”), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised

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on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures

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contracts through offsetting transactions which could distort the normal relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the

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terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

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Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Tax considerations may also limit the extent of the fund’s investments in certain hybrid instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

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Inflation-Protected Securities

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The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

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In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Code.

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The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

Initial Public Offerings

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The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund would lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Money Market Liquidity Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total

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outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

Investment Ratings

The securities in which money market funds invest must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or be deemed by Putnam Management to be of comparable quality to securities having such ratings. Money market funds will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 of the 1940 Act prohibits a money market fund from investing more than 3% of its assets in Second Tier Securities. Money market funds comply with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the money market funds may continue to hold the security even if the portfolio exceeds Rule 2a-7’s limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause a money market fund’s portfolio to exceed Rule 2a-7 limits on the acquisition of securities. A money market fund may continue to hold securities in excess of these limits, even if the fund has the right to tender the security for purchase for its amortized cost value.

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Legal and Regulatory Risks Relating to Investment Strategy

The fund may be adversely affected by new (or revised) laws or regulations that may be imposed by the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules. The regulatory environment for private funds is evolving, and changes in the regulation of private funds may adversely affect the value of the investments held by the fund and the ability of the fund to execute its investment strategy. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including new clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, adversely affect the value of the investments held by the fund, restrict the fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the fund does not intend to exceed applicable position limits, it is possible that different clients managed by Putnam Management and its affiliates may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the profitability of the fund.

The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain threshold and is expected to adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where the fund may trade have adopted reporting requirements. If the fund’s short positions or its strategy become generally known, the fund’s ability to implement its investment strategy could be adversely affected. In particular, other investors could cause a “short squeeze” in the securities held short by the fund forcing the fund to cover its positions at a loss. Such reporting requirements may also limit the fund’s ability to access management and other personnel at certain companies where the fund seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the fund could decrease drastically. In addition, the SEC recently proposed additional restrictions on short sales, which could restrict the fund’s ability to engage in short sales in certain circumstances. The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for the fund to execute certain investment strategies.

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Recently enacted federal legislation requires the adoption of regulations that will require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements will apply to loan participations, syndicated loans, and loan assignments. Investors, such as the fund, that seek or hold investments in loans could be adversely affected by the regulation.

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Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See “SECURITIES RATINGS.”

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the

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availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

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Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the IRS nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

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Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

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Putnam VT Money Market Fund invests in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

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In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

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Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

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The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a

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loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

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The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

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Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

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Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the Securities Act) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by

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changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes or may require the fund to accrue and distribute income not yet received. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

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The fund, unless it is a money market fund, may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales. Money market funds may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund's cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is considered an illiquid investment. It is the fund's present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

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The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

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Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

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The fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the fund sells portfolio assets subject to an agreement by the fund to repurchase the same assets at an agreed upon price and date. The fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. The fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Reverse repurchase agreements are not considered borrowings by the fund for purposes of the fund’s fundamental investment restriction on borrowings.

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Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when

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it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market

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conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a

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profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

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Structured Investments

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A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such

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as an equity or fixed-income security, a combination of such securities, or an index). The value of the fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price. The fund's ability to engage in certain swap transactions may be limited by tax considerations.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “– Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Warrants

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The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements under the Code.

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TAXES

The following discussion of the U.S. federal income tax consequences of an investment in the fund is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. This discussion does not purport to be complete or to deal with all aspects of federal income taxation of an investment in the fund. The discussion below is generally based on the assumption that the shares of each fund will be respected as owned by insurance company separate accounts. If this is not the case, the person or persons determined to own the fund shares will be currently taxed on fund distributions, and on the proceeds of any redemption of fund shares, under the Code rules. For information concerning the federal income tax consequences to a holder of a variable contract, refer to the prospectus for the particular contract. Because insurance companies will be the only shareholders of the fund, no attempt is made here to describe the tax aspects of an investment in these funds in particular.

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Tax requirements for variable annuity and variable life insurance separate accounts. The fund intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the fund by the 1940 Act and Subchapter M of the Code (discussed below), place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a fund owned exclusively by insurance company separate accounts and certain other permitted investors as assets of the related separate account, these regulations are imposed on the assets of the fund. To the extent the fund invests in underlying funds that are themselves owned (including indirectly through other regulated investment companies, such as the fund) exclusively by insurance company separate accounts and certain other permitted investors, the assets of those underlying funds can generally be treated as assets of the separate accounts investing in the fund. Specifically, the regulations provide that, after a one year start-up period or, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are generally considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies.

Failure by a fund to satisfy the Section 817(h) requirements, described above, would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years.

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Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction could require a payment to the IRS with respect to the period or periods during which the investments of the account did not meet the diversification requirements. The amount of any such payment could be based on what the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure could also result in adverse tax consequences for the insurance company issuing the contracts.

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Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

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(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

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(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more “qualified publicly traded partnerships” (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

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In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

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If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, defined as distributions of net capital gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends).

If the fund were to fail to meet the income, diversification or distribution test described above, the fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or if the fund were otherwise to fail to qualify as a regulated investment company accorded special tax treatment for such year, (1) the fund would be subject to tax on its taxable income at corporate rates and (2) each insurance company separate account invested in the fund would fail to satisfy the separate diversification requirements described above, with the result that the contracts supported by that account would no longer be eligible for tax deferral. All distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a regulated investment company.

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The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain.

Amounts not distributed on a timely basis by regulated investment companies in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the fund level. This excise tax, however, is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts, separate accounts of life insurance companies funding variable contracts, certain other permitted tax-exempt investors, or other regulated investment companies that are also exempt from the excise tax. In determining whether these investors are the sole shareholders of a regulated investment company for purposes of this exception to the excise tax, shares attributable to an investment in the regulated investment company (not exceeding $250,000) made in connection with the organization of the regulated investment company are not taken into account.

If the fund is subject to the excise tax and it fails to distribute by December 31 of each calendar year at least an amount generally equal to the sum of 98% of its ordinary income for that year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year (or December 31 of that year if the fund so elects), plus any such amounts retained from the prior year, the fund will pay a 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be taken into account after October 31 of a calendar year are treated as arising on January 1 of the following calendar year. Also, for these purposes, the fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year.

The fund’s transactions in derivative instruments (e.g., forward contractors and swap agreements), as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g,. notional principal contract, straddle, constructive sale, wash sale and short sale rules). Because these and other

II-40	SAI_VT-2012/04

tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

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The fund’s investment in commodity-linked instruments can be limited by the fund’s intention to qualify as a regulated investment company, and can limit the fund’s ability to so qualify. Income and gains from certain commodity-linked instruments does not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked instruments in which the fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If the fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level.

Taxation of the shareholders. Pursuant to the requirements of Section 817 of the Code, the shareholders of the fund will be participating insurance companies and their separate accounts that fund variable annuity contracts, variable life insurance policies or other variable insurance contracts (each a “Variable Contract”); other permissible shareholders are qualified pension or retirement plans, qualified tuition programs as described in section 529 of the Code, or certain qualified Puerto Rican segregated asset accounts. The prospectus that describes the particular Variable Contract discusses the taxation of both separate accounts and the owner of such Variable Contract. Under current law, since the shareholders are life insurance segregated asset accounts, they generally will not be subject to income tax currently on this income to the extent such income is applied to increase the values of Variable Contracts.

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The IRS has indicated that a degree of investor control over the investment options underlying Variable Contracts may interfere with their tax-deferred treatment. Based on the rulings and other guidance the Treasury Department has issued to date, Putnam believes that tax-deferred treatment for variable contracts funded through investments in the fund will be respected. However, the IRS and the Treasury Department may in the future provide further guidance as to what they deem to constitute an impermissible level of “investor control,” and such guidance could affect the treatment of the fund, including retroactively.

In the event that additional rules, regulations, or other guidance are adopted, there can be no assurance that the fund will be able to operate as currently described, or that the fund will not have to change its investment objective or investment policies. A fund may be required to modify its investment objective and investment policies in order to prevent any such prospective rules, regulations and other guidance from causing variable contract owners to be considered the owners of the shares of the fund.

II-41	SAI_VT-2012/04

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The fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools ("TMPs"). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the fund’s income (including income allocated to the fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a registered investment company will be allocated to shareholders of the registered investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a life insurance company segregated asset account funding a Variable Contract may be taxed currently to the extent of its share of the fund’s excess inclusion income as described below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute “unrelated business taxable income” (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a life insurance company segregated asset account funding a Variable Contract, cannot be offset by an adjustment to the reserves and thus is not eligible for tax deferral.

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This discussion provides only a general overview of the tax implications of investing in the fund. Contract owners are advised to consult the prospectus of their Variable Contracts and their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in the fund through such vehicles.

II-42	SAI_VT-2012/04

MANAGEMENT

Trustees

Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

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Ravi Akhoury (Born 1947),	Advisor to New York	Director of RAGE Frameworks, Inc. and English
Trustee since 2009	Life Insurance	Helper, Inc. (each a private software company). Mr.
	Company. Served as	Akhoury previously served as Director of Jacob
	Chairman and CEO of	Ballas Capital India (a non-banking finance
	MacKay Shields (a	company focused on private equity advisory
	multi-product investment	services) and a member of its Compensation
	management firm with	Committee. He also served as Director and on the
	AUM over $40 billion)	Compensation Committee of MaxIndia/New York
	from 1992 to 2007.	Life Insurance Company in India. Mr. Akhoury is
also a Trustee of the Rubin Museum, serving on the
Investment Committee, and of American India
Foundation. Mr. Akhoury is a former Vice President
and Investment Policy Committee member of
Fischer, Francis, Trees and Watts (a fixed-income
portfolio management firm). He previously served
on the Board of Bharti Telecom (an Indian
telecommunications company) and was a member of
its Audit and Compensation Committees. He also
served on the Board of Thompson Press (a
publishing company) and was a member of its Audit
Committee. Mr. Akhoury graduated from the Indian
Institute of Technology with a BS in Engineering
and obtained an MS in Quantitative Methods from
SUNY at Stony Brook.

II-43	SAI_VT-2012/04

Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Barbara M. Baumann (Born	President of Cross Creek	Director of SM Energy Company (a publicly held
1955), Trustee since 2010	Energy Corporation, a	U.S. exploration and production company),
	strategic consultant to	UniSource Energy Corporation (a publicly held
	domestic energy firms	electric utility in Arizona), and CVR Energy, Inc. (a
	and direct investor in	publicly held petroleum refiner and fertilizer
	energy projects.	manufacturer). She is a Trustee of Mount Holyoke
College. She is a former Chair of the Board, and a
current Board member, of Girls Inc. of Metro
Denver, and serves on the Finance Committee of
The Children’s Hospital of Colorado, as well as the
Investment Committee of the Denver Foundation.
Prior to 2003, Ms. Baumann was Executive Vice
President of Associated Energy Managers, LLC (a
domestic private equity firm). From 1981 until 2000
she held a variety of financial and operational
management positions with the global energy
company Amoco Corporation and its successor, BP.
Ms. Baumann holds a B.A. from Mount Holyoke
College and an MBA from The Wharton School of
the University of Pennsylvania.

Jameson A. Baxter (Born	President of Baxter	Chairman of the Mutual Fund Directors Forum;
1943), Trustee since 1994,	Associates, Inc., (a	Director of the Adirondack Land Trust; and Trustee
Vice Chair from 2005 to 2011	private investment firm).	of the The Nature Conservancy’s Adirondack
and Chair since 2011		Chapter. Until 2011, Ms. Baxter was a Director of
ASHTA Chemicals Inc. Until 2007, Ms. Baxter was
a Director of Banta Corporation (a printing and
supply chain management company), Ryerson, Inc.
(a metals service company) and Advocate Health
Care. She has also served as a director on a number
of other boards including BoardSource (formerly the
National Center for Nonprofit Boards), Intermatic
Corporation (a manufacturer of energy control
products) and MB Financial. She is Chairman
Emeritus of the Board of Trustees, Mount Holyoke
College. Ms. Baxter is also a graduate of Mount
Holyoke College.

II-44	SAI_VT-2012/04

Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Charles B. Curtis (Born	Senior Advisor to the	Member of the Council on Foreign Relations and the
1940), Trustee since 2001	Center for Strategic and	U.S. State Department International Security
	International Studies.	Advisory Board. Mr. Curtis is Chairman of the
	Previously, President	World Institute for Nuclear Security, a non profit
	and Chief Operating	international non governmental organization
	Officer, Nuclear Threat	headquartered in Vienna, Austria. Mr. Curtis also
	Initiative (a private	serves as a Director of Southern California Edison (a
	foundation dealing with	regulated electric utility) and its parent company,
	national security issues).	Edison International. Until 2006, Mr. Curtis served
as a member of the Trustee Advisory Council of the
Applied Physics Laboratory, Johns Hopkins
University. Mr. Curtis is an attorney with over 15
years in private practice and 19 years in various
positions in public service, including service at the
Department of Treasury, the U.S. House of
Representatives, the Securities and Exchange
Commission, the Federal Energy Regulatory
Commission and the Department of Energy.
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Robert J. Darretta (Born	Mr. Darretta serves as a	Until April, 2007, Mr. Darretta was Vice Chairman
1946), Trustee since 2007	director of the United	of the Board of Directors of Johnson & Johnson (a
	Health Group and as the	diversified health care conglomerate). Mr. Darretta
	Health Care Industry	received a B.S. in Economics from Villanova
	Advisor to Permira, (a	University.
global private equity
firm). Prior to 2007, Mr.
Darretta was the Chief
Financial Officer of
Johnson & Johnson.

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John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies owned by First Reserve
Chairman from 2000 to 2011	private equity buyout	Corporation. He is also Chairman of The Board of
	firm that specializes in	Trustees of Sarah Lawrence College and a member
	energy investments in	of the Advisory Board of the Millstein Center for
	the diversified world-	Corporate Governance and Performance at the Yale
	wide energy industry).	School of Management. Mr. Hill received a B.A in
Economics from Southern Methodist University and
pursued graduate studies as a Woodrow Wilson
Fellow.

II-45	SAI_VT-2012/04

Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Paul L. Joskow (Born 1947),	President of the Alfred	Trustee of Yale University; a Director of
Trustee since 1997	P. Sloan Foundation (a	TransCanada Corporation (an energy company
	philanthropic institution	focused on natural gas transmission, oil pipelines,
	focused primarily on	and power services) and of Exelon Corporation (an
	research and education	energy company focused on power services); and a
	on issues related to	Member of the Board of Overseers of the Boston
	science, technology and	Symphony Orchestra. Prior to August 2007, he
	economic performance).	served as a Director of National Grid (a U.K.-based
	He is the Elizabeth and	holding company with interests in electric and gas
	James Killian Professor	transmission and distribution and
	of Economics, Emeritus	telecommunications infrastructure). Prior to July,
	at the Massachusetts	2006, he served as President of the Yale University
	Institute of Technology	Council. Prior to February 2005, he served on the
	(“MIT”).	board of the Whitehead Institute for Biomedical
	Prior to 2007, he was the	Research (a non-profit research institution). Prior to
	Director of the Center	February 2002, he was a Director of State Farm
	for Energy and	Indemnity Company (an automobile insurance
	Environmental Policy	company), and prior to March 2000, he was a
	Research at MIT.	Director of New England Electric System (a public
utility holding company). Dr. Joskow holds a Ph.D.
and a M.Phil. from Yale University and a B.A. from
Cornell University.

II-46	SAI_VT-2012/04

Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Elizabeth T. Kennan	Partner in Cambus-	Dr. Kennan served as Chairman and is now Lead
(Born 1938), Trustee from	Kenneth Farm	Director of Northeast Utilities. She is a Trustee of
1992-2010, and since 2012	(thoroughbred horse	the National Trust for Historic Preservation and of
	breeding and general	Centre College, and Chairman of the Board of
	farming). She is	Trustees of Shaker Village of Pleasant Hill. From
	President Emeritus of	1992 to 2010, Dr. Kennan served as a Trustee on the
	Mount Holyoke College.	Board of the Putnam Funds, which she then rejoined
as a Trustee in 2012. Until 2006, she was a member
of The Trustees of Reservations. Prior to June 2005,
she was a Director of Talbots, Inc., and she has
served as Director on a number of other boards,
including Bell Atlantic, Chastain Real Estate,
Shawmut Bank, Berkshire Life Insurance, and
Kentucky Home Life Insurance. Dr. Kennan has also
served as President of Five Colleges Incorporated
and as a Trustee of the University of Notre Dame,
and is active in various educational and civic
associations. Prior to 2001, Dr. Kennan served on
the oversight committee of the Folger Shakespeare
Library.

As a member of the faculty of Catholic University
for twelve years, until 1978, Dr. Kennan directed the
post-doctoral program in Patristic and Medieval
Studies, taught history, and published numerous
articles and two books. Dr. Kennan holds a Ph.D.
from the University of Washington in Seattle, an
M.A. from Oxford University, and an A.B. from
Mount Holyoke College. She holds several honorary
doctorates.

II-47	SAI_VT-2012/04

Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006	Chairman of the Boston	Ruder Finn Group (a global communications and
	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a
	derivatives securities).	Director of ISO New England (the organization
	He currently serves as	responsible for the operation of the electric
	Vice Chairman of the	generation system in the New England states). Prior
	Board of Trustees of	to 2000, he was a Director of the Investment
	Beth Israel Deaconess	Company Institute in Washington, D.C. Prior to
	Hospital in Boston and	January 2005, Mr. Leibler served as Chairman and
	as a Director of	Chief Executive Officer of the Boston Stock
	Northeast Utilities,	Exchange. Prior to January 2000, he served as
	which operates New	President and Chief Executive Officer of Liberty
	England’s largest energy	Financial Companies (a publicly traded diversified
	delivery system.	asset management organization). Prior to June 1990,
he served as President and Chief Operating Officer
of the American Stock Exchange (AMEX). Prior to
serving as AMEX President, he held the position of
Chief Financial Officer, and headed its management
and marketing operations. Mr. Leibler graduated
with a B.A. in Economics from Syracuse University.

Robert E. Patterson (Born	Senior Partner of Cabot	Mr. Patterson is past Chairman and served as a
1945), Trustee since 1984	Properties, L.P. and Co-	Trustee of the Joslin Diabetes Center. Prior to
	Chairman of Cabot	December 2001, Mr. Patterson served as the
	Properties, Inc. (a private	President and as a Trustee of Cabot Industrial Trust
	equity firm investing in	(a publicly-traded real estate investment trust). He
	commercial real estate).	has also served as a Trustee of the Sea Education
Association. Prior to 1998, he was Executive Vice
President and Director of Acquisitions of Cabot
Partners Limited Partnership (a registered
investment adviser involved in institutional real
estate investments). Prior to 1990, he served as
Executive Vice President of Cabot & Forbes Realty
Advisers, Inc. (the predecessor company of Cabot
Partners). Mr. Patterson practiced law and held
various positions in state government, and was the
founding Executive Director of the Massachusetts
Industrial Finance Agency. Mr. Patterson is a
graduate of Harvard College and Harvard Law
School.


II-48	SAI_VT-2012/04

Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of
	Inc. (a publisher of	Epiphany School and a Trustee of the Marine
	financial advisory and	Biological Laboratory. Until 2010, Mr. Putnam was
	other research services)	a Trustee of St. Mark’s School. Until 2006, Mr.
	and President of New	Putnam was a Trustee of Shore Country Day School.
	Generation Advisors,	Until 2002, he was a Trustee of the Sea Education
	LLC (a registered	Association. Mr. Putnam is a graduate of Harvard
	investment adviser to	College, Harvard Business School and Harvard Law
	private funds), which are	School.
firms he founded in
1986. Prior to June
2007, Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Director of TransCanadaPipelines Ltd (an energy
1942), Trustee from 1997-	Stephens was Chairman	infrastructure company). Until 2010, Mr. Stephens
2008, and since 2009	and Chief Executive	was a Director of Boise Inc. (a manufacturer of
	Officer of Boise	paper and packaging products). Until 2004, Mr.
	Cascade, LLC (a paper,	Stephens was a Director of Xcel Energy
	forest product and	Incorporated (a public utility company), Qwest
	timberland assets	Communications and Norske Canada, Inc. (a paper
	company).	manufacturer). Until 2003, Mr. Stephens was a
Director of Mail-Well, Inc. (a diversified printing
company). Prior to July 2001, Mr. Stephens was
Chairman of Mail-Well. Mr. Stephens holds a B.S.
and M.S. degrees from the University of Arkansas.

Interested Trustees

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*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments.	Museum, Dana-Farber Cancer Institute, and Boston
	Member of Putnam	Chamber of Commerce. He is a member of the
	Investments’ Executive	Chief Executives Club of Boston, the National
	Board of Directors.	Innovation Initiative, and the Council on
	Prior to joining Putnam	Competitiveness, and he is a former President of the
	Investments in 2008, Mr.	Commercial Club of Boston. Prior to 2008, he
	Reynolds was Vice	served as a Director of FMR Corporation, Fidelity
	Chairman and Chief	Investments Insurance Ltd., Fidelity Investments
	Operating Officer of	Canada Ltd., and Fidelity Management Trust
	Fidelity Investments	Company and as a Trustee of the Fidelity Family of
	from 2000 to 2007.	Funds. Mr. Reynolds received a B.S. in
Administration & Finance from West Virginia
University.

II-49	SAI_VT-2012/04

1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2011, there were 108 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, death or removal.


*Trustee who is an “interested person” (as defined in the Investment Company Act of 1940, as amended) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

Trustee Qualifications

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Each of the fund’s Trustees, with the exception of Ms. Baumann, was most recently elected by shareholders of the fund during 2009, although most of the Trustees have served on the board for many years. Ms. Baumann was elected to the Board of Trustees by the Independent Trustees effective July 1, 2010. Dr. Kennan, who retired from the Board of Trustees of the Putnam funds on June 30, 2010, was re-appointed to the Board of Trustees by the Independent Trustees effective January 1, 2012. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

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In recommending the election of the current board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

Ravi Akhoury -- Mr. Akhoury's experience as chairman and chief executive officer of a major investment management organization.

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Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of two New York Stock Exchange (“NYSE”) companies.


II-50	SAI_VT-2012/04

Jameson A. Baxter -- Ms. Baxter's experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chairman of the Mutual Fund Directors Forum.

Charles B. Curtis -- Mr. Curtis' experience in public and regulatory policy matters relating to energy and finance acquired in the course of his service in various senior positions in government and on numerous boards of public and private organizations.

Robert J. Darretta -- Mr. Darretta's experience as the Chief Financial Officer and Vice Chairman of the Board of a major NYSE health products company.

John A. Hill -- Mr. Hill's experience as founder and chairman of a major open-end mutual fund and as a founder and lead managing partner of one of the largest private equity firms in the U.S.

Paul L. Joskow -- Dr. Joskow's education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.


Elizabeth T. Kennan -- Dr. Kennan’s experience as a director of numerous public companies and her service for many years as President of Mount Holyoke College.


Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as CEO of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and chief executive officer of an investment management firm and his experience as an author of various publications on the subject of investments.

W. Thomas Stephens -- Mr. Stephens' extensive business experience, including his service as Chief Executive Officer of four public companies, as non-executive chairman of two public companies and as a director of numerous other public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’ extensive experience as a senior executive of one of the largest mutual fund organizations in the U.S. and his current role as the Chief Executive Officer of Putnam Investments.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

II-51	SAI_VT-2012/04

Name, Address[1], Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

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Jonathan S. Horwitz[4] (Born 1955)	Since 2004	Executive Vice President, Principal Executive
Executive Vice President, Principal		Officer, Treasurer and Compliance Liaison, The
Executive Officer, Treasurer and		Putnam Funds.
Compliance Liaison

Steven D. Krichmar (Born 1958)	Since 2002	Chief of Operations, Putnam Investments and
Vice President and Principal		Putnam Management.
Financial Officer

Janet C. Smith (Born 1965)	Since 2007	Director of Fund Administration Services, Putnam
Vice President, Assistant Treasurer		Investments and Putnam Management.
and Principal Accounting Officer

Robert R. Leveille (Born 1969)	Since 2007	Chief Compliance Officer, Putnam Investments,
Vice President and Chief Compliance		Putnam Management and Putnam Retail
Officer		Management.

Mark C. Trenchard (Born 1962)	Since 2002	Director of Operational Compliance, Putnam
Vice President and BSA Compliance		Investments and Putnam Retail Management.
Officer

Robert T. Burns (Born 1961)	Since 2011	General Counsel, Putnam Investments, Putnam
Vice President and Chief Legal		Management and Putnam Retail Management.
Officer

James P. Pappas (Born 1953) Vice	Since 2004	Director of Trustee Relations, Putnam Investments
President		and Putnam Management.

Judith Cohen[4] (Born 1945)	Since 1993	Vice President, Clerk and Assistant Treasurer, The
Vice President, Clerk and Assistant		Putnam Funds.
Treasurer

Michael Higgins[4] (Born 1976)	Since 2010	Manager of Finance, Dunkin’ Brands (2008-2010);
Vice President, Senior Associate		Senior Financial Analyst, Old Mutual Asset
Treasurer and Assistant Clerk		Management (2007-2008); Senior Financial
Analyst, Putnam Investments (1999-2007).

Nancy E. Florek[4] (Born 1957)	Since 2000	Vice President, Assistant Clerk, Assistant Treasurer
Vice President, Assistant Clerk,		and Proxy Manager, The Putnam Funds.
Assistant Treasurer and Proxy
Manager

Susan G. Malloy (Born 1957)	Since 2007	Director of Accounting and Control Services,
Vice President and Assistant		Putnam Management.
Treasurer


1The address of each Officer is One Post Office Square, Boston, MA 02109.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

II-52	SAI_VT-2012/04

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

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Board Leadership Structure. Currently, 12 of the 13 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session. An Independent Trustee currently serves as chair of the Board.

Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. Certain committees (the Executive Committee, Distributions Committee, and Audit and Compliance Committee) are authorized to act for the Trustees as specified in their charters. The other committees review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by the Trustees upon recommendation of the Board Policy and Nominating Committee. Each committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees.

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The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees regularly receive reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls such risks.

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Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as that term is

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interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the New York Stock Exchange. The Board of Trustees has adopted a written charter for the Committee, a current copy of which is available at Putnam.com/individual. The Committee currently consists of Messrs. Leibler (Chairperson), Curtis, Darretta and Hill, and Ms. Baumann.

Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or Putnam Management and currently consists of Messrs. Hill (Chairperson), Curtis, Dr. Kennan, Patterson and Putnam, and Ms. Baxter.

Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Drs. Joskow (Chairperson) and Kennan, Ms. Baxter, and Messrs. Akhoury, Patterson, Putnam and Stephens.

Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Mr. Patterson (Chairperson), Ms. Baxter, Drs. Joskow and Kennan, and Messrs. Akhoury, Putnam and Stephens.

Distributions Committee. The Distributions Committee oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes

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recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baumann (Chairperson), and Messrs. Curtis, Darretta, Hill and Leibler.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees, and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Ms. Baxter (Chairperson), and Messrs. Hill, Leibler, Patterson and Putnam.

Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated investment objectives and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Messrs. Akhoury (Chairperson), Darretta, Hill, Patterson and Reynolds, Dr. Kennan, and Ms. Baxter. Investment Oversight Committee B currently consists of Messrs. Putnam (Chairperson), Curtis, Leibler and Stephens, Dr. Joskow, and Ms. Baumann.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 of the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Darretta (Chairperson), Curtis, Hill and Leibler, and Ms. Baumann.

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Indemnification of Trustees

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

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Putnam Management and its Affiliates

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Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments, of which a majority is owned through a series of subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company, of which the Honorable Paul Desmarais, Sr., through a group of private holding companies which he controls, has voting control.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of

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commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

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General expense limitation. Through at least June 30, 2012, Putnam Management will reimburse expenses or waive fees of the fund to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis, to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period.

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In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

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Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

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The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, PIL pursuant to a sub-advisory agreement among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

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The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGERS” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

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• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

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Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “– Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See “Charges and expenses” in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is

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not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

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Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Trustees of the funds have directed Putnam Management, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

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Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics”). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

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Putnam Investor Services, located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level

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of defined contribution plan assets in the fund. Through at least December 30, 2012, investor servicing fees for the fund will not exceed an annual rate of 0.32% of the fund’s average assets.

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Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Trust and the Independent Trustees

Ropes & Gray LLP serves as counsel to the Trust and the independent Trustees, and is located at Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

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The fund determines the net asset value per share of each class of shares once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 of the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

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Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities

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that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

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Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the NYSE. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the NYSE may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern time. Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the NYSE, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the NYSE. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the NYSE, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

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The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

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The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

ADDITIONAL PAYMENTS

In addition to the ongoing payments described under “Distribution Plan,” Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the funds are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) as described below. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the funds serve as underlying investments, to its customers. These additional payments are made pursuant to agreements with Record Owners and dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and other expenses paid by the fund as shown under the heading Fees and Expenses in the prospectus.

Marketing and/or Administrative Services Support Payments

Putnam Retail Management and its affiliates will make payments to certain Record Owners and dealers for their marketing and/or administrative support services, including business planning assistance, educating dealer personnel about the funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. These payments are generally based on one or more of the following factors: average assets of a fund attributable to that dealer, gross or net sales of the funds attributable to that dealer or a negotiated lump sum payment for services rendered.

Putnam Retail Management and its affiliates compensate Record Owners and dealers differently depending upon, among other factors, the level and/or type of marketing and/or administrative support servicing provided by the Record Owner or dealer.

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Marketing and/or administrative support payments to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis.

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The following Record Owners and dealers (and such Record Owner’s and dealer’s affiliates) received marketing and/or administrative support payments from Putnam Retail Management and its affiliates during calendar year ended December 31, 2011:

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Allstate Life Insurance Company	HD Vest Investment Securities, Inc.

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Allstate Life Insurance Company of New York	Jefferson National Life Insurance Company

American General Life Insurance Company	Metlife Insurance Company of Connecticut

Cadaret, Grant & Co. Inc	MetLife Investors Insurance Company

CUNA Mutual Insurance Society	Minnesota Life Insurance Company

First Great-West Life & Annuity Insurance	Nationwide Financial Services Inc.
Company

First MetLife Investors Insurance Company	Riversource Distributors, Inc.

FSC Securities Corporation	Riversource Life Insurance Company

Great-West Life & Annuity Insurance Company	Riversource Life Insurance Company of New York

Hartford Life Insurance Company	Royal Alliance Associates

Hartford Life and Annuity Insurance Company	SagePoint Financial, Inc.

Additional Record Owners and dealers may receive marketing and/or administrative support payments in 2012 and in future years. Any additions, modifications or deletions to the list of Record Owners and dealers identified above that have occurred since December 31, 2011 are not reflected. You can ask your Record Owner or dealer about any payments it receives from Putnam Retail Management and its affiliates.

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Other Payments

From time to time, Putnam Retail Management, at its expense, may provide additional compensation to Record Owners or dealers which sell or arrange for the sale of shares of the fund or variable insurance products to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to Record Owners or dealers that enable Putnam Retail Management to participate in and/or present at Record Owner or dealer-sponsored educational conferences or seminars, sales or training programs for invited registered representatives and other Record Owner or dealer employees, Record Owner or dealer entertainment, and other Record Owner or dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s

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internal guidelines and applicable law. These payments may vary upon the nature of the event.

Putnam Investor Services makes payments to certain dealers that distribute the insurance products for which the funds serve as underlying funding vehicles for subaccounting and similar recordkeeping services provided to shareholders of other Putnam funds.

You can ask your Record Owner or dealer for information about payments it receives from Putnam Retail Management and its affiliates and the services it provides for those payments.

REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. In Putnam’s discretion, the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

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The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s website at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

For Putnam VT Money Market Fund, the following information is publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table:

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance

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Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including PFTC and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians, pricing services, independent registered public accounting firm, legal counsel (Ropes & Gray LLP), financial printer (McMunn Associates, Inc.), and proxy voting service (Glass, Lewis & Co). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research. Any such rating, ranking, or consulting firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

PROXY VOTING GUIDELINES AND PROCEDURES

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The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011 is available on the Putnam Individual Investor website, www.putnam.com/individual, and on the SEC’s website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

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SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

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Moody’s Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

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MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s

Bonds

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor

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currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

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Commercial paper

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor’s ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

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CLAIMS-PAYING ABILITY RATINGS

The fund may invest in securities insured at the time of purchase as to the payment of principal and interest in the event of default. The fund may buy investments insured by (or insurance from) insurance companies whose claims-paying ability is rated by rating agencies.

An insurance claims-paying ability rating does not constitute an opinion on any specific contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

Listed below are rating agencies and their corresponding claims-paying ability ratings.

Standard & Poor’s Insurance Claims-Paying Ability Ratings

An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet its obligations under an insurance policy in accordance with its terms. For example, an insurer with an insurance claims-paying ability rating of AAA by S&P has the highest rating assigned by S&P, which means its capacity to honor insurance contracts is deemed by S&P to be extremely strong and highly likely to remain so over a long period of time.

Secure claims-paying ability – AAA to BBB
Vulnerable claims-paying ability – BB to CCC

AAA -- Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

AA -- Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

A -- Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

BBB -- Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

BB -- Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

B -- Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

CCC, CC, C -- Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

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R Regulatory action -- As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The 'R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Notes:

NR = Not Rated. The insurer is not rated by Standard & Poor's. The issue has not yet been evaluated by the respective credit rating agency. It is no indication as to the merits of the issue.

Plus (+) or minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Insurance Claims-Paying Ability Ratings

A Moody’s insurance claims-paying ability rating is an opinion by Moody’s about the ability of an insurance company to repay punctually senior policyholder obligations and claims. For example, an insurer with an insurance claims-paying ability rating of Aaa by Moody’s is deemed by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carries the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.

Moody’s claims-paying ability ratings are as follows:

Long-Term Insurance Financial Strength Ratings

Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

Aaa - Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa - Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A - Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

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Ba - Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B - Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa - Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca - Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C - Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Fitch IBCA / International Insurance Claims-Paying Ability Ratings

Fitch IBCA credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch IBCA credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the claims-paying ability of insurance companies and financial guarantors.

AAA -- Exceptionally strong claims-paying ability. Insurers assigned this highest rating have an exceptionally strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be minimal.

AA --Very strong claims-paying ability. Insurers rated ‘AA’ have a very strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be very small.

A -- Strong claims-paying ability. Insurers rated ‘A’ have a strong capacity to meet policyholder obligations and provide policyholder benefits. Although adverse business and economic factors may have an impact on the claims-paying ability of these insurers, the effect of such factors is expected to be small.

BBB -- Good claims-paying ability. Insurers rated ‘BBB’ have a good capacity to meet policyholder obligations and provide policyholder benefits. However, their claims-paying ability may be more susceptible than that of higher rated insurers to the impact of adverse business and economic factors.

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BB -- Speculative claims-paying ability. Insurers rated ‘BB’ have a capacity to meet policyholder obligations and provide policyholder benefits which is regarded as speculative. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be more problematic than in the case of higher rated insurers.

B -- Vulnerable claims-paying ability. Insurers rated ‘B’ have a vulnerable capacity to meet policyholder obligations and provide policyholder benefits. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be significant.

CCC, CC, C-- Highly vulnerable claims-paying ability. Insurance companies assigned one of these ratings are considered very weak with respect to their capacity to meet policyholder obligations and provide policyholder benefits. The insurer may be under the supervision of an insurance regulator and already may not be making all payments in a timely fashion.

D -- Insurers which have been placed in liquidation by insurance regulators and for which policy or claims payments are being controlled, delayed, or reduced.

Notes:

"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to the ‘AAA’ and ‘D’ categories.

IQ ratings - Fitch IBCA Qualified: Provided for issuers based solely on information in the public domain. These ratings include significant analytical input. Because of the reduced information presented in this process, compared with the full claims-paying ability rating approach, these ratings tend to be conservative and do not employ "+" or "-" qualifiers.

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APPENDIX A

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Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager, a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Manager’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

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Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Manager of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Manager and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Manager, in consultation with the funds’ Executive Vice President and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

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The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

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The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

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I. BOARD-APPROVED PROPOSALS

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The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

► the board does not have a majority of independent directors,

► the board has not established independent nominating, audit, and compensation committees,

► the board has more than 19 members or fewer than five members, absent special circumstances,

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► the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

► the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

► The funds will withhold votes from any nominee for director:

• who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

• who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

• of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

• who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees

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believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

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Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance. It may also represent a disregard for the interests of shareholders if a board of directors fails to register an appropriate response when a director who fails to win the support of a majority of shareholders in an election (sometimes referred to as a “rejected director”) continues to serve on the board. While the Trustees recognize that it may in some circumstances be appropriate for a rejected director to continue his or her service on the board, steps should be taken to address the concerns reflected by the shareholders’ lack of support for the rejected director.

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Contested Elections of Directors

* The funds will vote on a case-by-case basis in contested elections of directors.

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Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

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► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

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► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

► The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote on a case-by-case basis if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

► The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the award pool or amount per employee under the plan is unlimited, or the plan’s performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

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Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-

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defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

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► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Manager’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

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II. SHAREHOLDER PROPOSALS

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SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

► The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman’s position be filled by someone other than the chief executive officer.

► The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company’s charter documents.

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► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

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► The funds will vote for shareholder proposals to amend a company’s charter documents to permit shareholders to call special meetings, but only if both of the following conditions are met:

• the proposed amendment limits the right to call special meetings to shareholders holding at least 15% of the company’s outstanding shares, and

• applicable state law does not otherwise provide shareholders with the right to call special meetings.

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► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

► the company undergoes a change in control, and

► the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

► the company undergoes a change in control, and

► the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

► The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

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► The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: In light of the substantial reforms in corporate governance that are currently underway, the funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors – and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. Generally speaking, shareholder proposals relating to business operations are often motivated primarily by political or social concerns, rather than the interests of shareholders as investors in an economic enterprise. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman’s position be filled by someone other than the company’s chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company’s corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company’s board in evaluating these proposals.

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However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having

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met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company’s overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

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III. VOTING SHARES OF NON-U.S. ISSUERS

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Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure

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framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers, except as follows:

Uncontested Board Elections

Germany

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► For companies subject to “co-determination,” the funds will vote for the election of nominees to the supervisory board, except that the funds will vote on a case-by-case basis for any nominee who is either an employee of the company or who is otherwise affiliated with the company (as determined by the funds’ proxy voting service).

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► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

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Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination” and with the goal of supporting independent nominees, the Funds will vote for supervisory board members who are neither employees of the company nor otherwise affiliated with the company.

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Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

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Japan

► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

• the board has not established nominating and compensation committees composed of a majority of outside directors, or

• the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

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► The funds will withhold votes from the entire board of directors if

• fewer than half of the directors are outside directors,

• the board has not established a nominating committee with at least half of the members being outside directors, or

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• the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

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Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

United Kingdom

► The funds will withhold votes from the entire board of directors if

• the board does not have at least a majority of independent non-executive directors,

• the board has not established a nomination committee composed of a majority of independent non-executive directors, or

• the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2)

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solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom’s Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

► The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

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Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

► The funds will vote for supervisory board nominees when the supervisory board meets the funds’ independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

► The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds’ independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds’ independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

► The funds will vote for proposals to change the size of a board if the board meets the funds’ independence standards, and against proposals to change the size of a board if the board does not meet the funds’ independence standards.

► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

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► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Taiwan

► The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

► The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

► The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Capitalization

► The funds will vote for proposals

• to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

• to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

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► The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

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Australia

► The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

Hong Kong

► The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia and Hong Kong, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

► The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

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France

► The funds will vote for proposals to approve a company’s related party transactions, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: In France, shareholders are generally requested to approve any agreement between the company and: (i) its directors, chair of the board, CEO and deputy CEOs; (ii) the members of the supervisory board and management board, for companies with a dual structure; and (iii) a shareholder who directly or indirectly owns at least 10% of the company’s voting rights. This includes agreements under which compensation may be paid to executive officers after the end of their employment, such as severance payments, supplementary retirement plans and non-competition agreements. The funds will generally support these proposals unless the funds’ proxy voting service recommends a vote against, in which case the funds will consider the proposal on a case-by-case basis.

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Germany

► The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

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► The funds will vote for proposals to approve profit-and-loss transfer agreements between a controlling company and its subsidiaries.

Commentary: These agreements are customary in Germany and are typically entered into for tax purposes. In light of this and the prevalence of these proposals, the funds have adopted a guideline to vote for this type of proposal.

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Taiwan

► The funds will vote for proposals to amend a Taiwanese company’s procedural rules.

Commentary: Since procedural rules, which address such matters as a company’s policies with respect to capital loans, endorsements and guarantees, and acquisitions and disposal of assets, are generally adopted or amended to conform to changes in local regulations governing these transactions, the funds have adopted a guideline to vote for these transactions.

As adopted December 9, 2011

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Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, the proxy voting service and the Proxy Manager, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodians to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Manager (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Manager’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Manager

Each year, a member of the Office of the Trustees is appointed Proxy Manager to assist in the coordination and voting of the funds’ proxies. The Proxy Manager will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Manager is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Manager under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Manager will assist

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in interpreting the guidelines and, as appropriate, consult with one or more senior staff members of the Office of the Trustees and the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Manager will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Manager describing the results of such review. After receiving a referral item from the Proxy Manager, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Manager and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Manager will then review the investment professionals’ recommendation and the Conflicts Report with one or more senior staff members of the Office of the Trustees in determining how to vote the funds’ proxies. The Proxy Manager will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Manager and/or one or more senior staff members of the Office of the Trustees may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Manager and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Manager with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009.

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PUTNAM VARIABLE TRUST

FORM N-1A
PART C

OTHER INFORMATION

Item 28. Exhibits

(a) Amended and Restated Agreement and Declaration of Trust dated January 14, 2005 – Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on March 1, 2005.

(b) By-Laws, as amended through January 30, 1997 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on August 31, 2000.

(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders’ Rights – Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement filed on May 1, 1997.

(c)(2) Portions of By-Laws Relating to Shareholders’ Rights – Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement filed on May 1, 1997.

(d)(1) Management Contract with Putnam Investment Management, LLC dated January 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on April 29, 2011.

(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated May 15, 2008; schedule dated January 1, 2012.

(d)(3) Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC dated May 15, 2008; schedule A dated September 9, 2011; schedule B dated September 9, 2011.

(e)(1) Distributor’s Contract with Putnam Retail Management Limited Partnership dated August 3, 2007 – Incorporated by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement filed on April 28, 2008.

(e)(2) Form of Dealer Sales Contract dated January 11, 2010 – Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on April 29, 2011.

(e)(3) Form of Financial Institution Sales Contract dated January 11, 2010 – Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on April 29, 2011.

Part C-1

(f) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000 – Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on March 1, 2005.

(g) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; schedule dated October 7, 2011.

(h)(1) Amended and Restated Investor Servicing Agreement with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated January 1, 2009; schedule dated September 9, 2011.

(h)(2) Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003 – Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed on April 29, 2004.

(h)(3) Liability Insurance Allocation Agreement dated December 18, 2003 – Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on March 1, 2005.

(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; schedule dated October 7, 2011.

(h)(5) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated July 16, 2010; schedule A dated September 9, 2011; schedule B dated September 9, 2011.

(h)(6) Committed Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010.

(h)(7) First Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated January 6, 2011 – Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on April 29, 2011.

(h)(8) Second Amendment to the Committed Line Credit Agreement with State Street Bank and Trust Company dated July 1, 2011.

(h)(9) Third Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011.

(h)(10) Fourth Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012.

(h)(11) Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010.

(h)(12) First Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated January 6, 2011 – Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on April 29, 2011.

(h)(13) Second Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 1, 2011.

(h)(14) Third Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011.

(h)(15) Fourth Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012.

Part C-2

(i)(1) Opinion of Ropes & Gray LLP – Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement filed on April 30, 2003.

(i)(2) Opinion of Ropes & Gray LLP – Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on April 29, 2011.

(j) Consent of Independent Registered Public Accounting Firm.

(k) Not applicable.

(l) Investment Letters from Putnam Investment Management, LLC to the Registrant – Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement filed on April 28, 1995.

(m)(1) Class IB Distribution Plan and Agreement dated April 1, 2000 – Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on April 28, 2000.

(m)(2) Form of Dealer Service Agreement – Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement filed on October 2, 1997.

(m)(3) Form of Financial Institution Service Agreement – Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement filed on October 2, 1997.

(n) Rule 18f-3(d) Plan dated April 2009 – Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement filed on October 2, 1997.

(p)(1) The Putnam Funds Code of Ethics dated June 17, 2011.

(p)(2) Putnam Investments Code of Ethics dated June 2010 – Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on April 29, 2011.

(p)(3) Amendment dated June 2011 to Putnam Investments Code of Ethics dated June 2010.

Item 29. Persons Controlled by or under Common Control with the Fund

As of March 31, 2012, Putnam Investment Holdings, LLC owned 100.00% of the class IA shares of Putnam VT Absolute Return 500 Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 58.17% of the class A shares of Putnam Asia Pacific Equity Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 58.01% of the class A shares of Putnam Dynamic Asset Allocation Equity Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 47.06% of the class A shares of Putnam Dynamic Risk Allocation Fund.

Part C-3

As of March 31, 2012, Putnam Investment Holdings, LLC owned 28.38% of the class M shares of Putnam Dynamic Risk Allocation Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 100.00% of the class R shares of Putnam Dynamic Risk Allocation Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 44.13% of the class M shares of Putnam Global Consumer Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 27.57% of the class R shares of Putnam Global Consumer Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 48.29% of the class A shares of Putnam Global Financials Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 32.73% of the class A shares of Putnam Global Industrials Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 100.00% of the class R shares of Putnam Global Industrials Fund.

As of March 31, 2011, Putnam Investment Holdings, LLC owned 37.35% of the class M shares of Putnam Global Financials Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 79.25% of the class M shares of Putnam Global Sector Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 100.00% of the class R shares of Putnam Global Sector Fund.

As of March 31, 2011, Putnam Investment Holdings, LLC owned 33.46% of the class A shares of Putnam Global Technology Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 54.10% of the class R shares of Putnam Global Technology Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 34.30% of the class A shares of Putnam Global Telecommunications Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 46.11% of the class M shares of Putnam Global Telecommunications Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 46.11% of the class M shares of Putnam Global Telecommunications Fund.

Part C-4

As of March 31, 2012, Putnam Investment Holdings, LLC owned 100.00% of the class Y shares of Putnam Mortgage Recovery Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 57.59% of the class A shares of Putnam Multi-Cap Core Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 40.25% of the class M shares of Putnam Multi-Cap Core Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 100.00% of the class R shares of Putnam Multi-Cap Core Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 96.93% of the class A shares of Putnam Retirement Income Fund Lifestyle 2.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 63.85% of the class B shares of Putnam Retirement Income Fund Lifestyle 2.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 100.00% of the class C shares of Putnam Retirement Income Fund Lifestyle 2.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 81.80% of the class M shares of Putnam Retirement Income Fund Lifestyle 2.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 100.00% of the class R shares of Putnam Retirement Income Fund Lifestyle 2.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 100.00% of the class Y shares of Putnam Retirement Income Fund Lifestyle 2.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 100.00% of the class R shares of Putnam Retirement Income Fund Lifestyle 3.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 58.61% of the class A shares of Putnam Short Duration Income Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 58.35% of the class B shares of Putnam Short Duration Income Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 62.50% of the class M shares of Putnam Short Duration Income Fund.

As of March 31, 2012, Putnam Investment Holdings, LLC owned 100.00% of the class R shares of Putnam Short Duration Income Fund.

Part C-5

Item 30. Indemnification

The information required by this item is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-5346).

Item 31. Business and Other Connections of the Investment Adviser

Except as set forth below, the directors and officers of each of Putnam Investment Management, LLC, the Registrant’s investment adviser (the “Investment Adviser”), Putnam Investments Limited, investment sub-manager to certain Putnam funds (the “Sub-Manager”), and The Putnam Advisory Company, LLC, investment sub-adviser to certain Putnam funds, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of the Investment Adviser, Sub-Manager, or certain of the Investment Adviser’s corporate affiliates. Certain officers of the Investment Adviser serve as officers of some or all of the Putnam funds. The address of the Investment Adviser, its corporate affiliates other than the Sub-Manager, and the Putnam funds is One Post Office Square, Boston, Massachusetts 02109. The address of the Sub-Manager is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

	Name and Title	Non-Putnam business, profession, vocation or
employment
N/A

Item 32. Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:

George Putnam Balanced Fund, Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Convertible Securities Fund, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund, Putnam Funds Trust, The Putnam Fund for Growth and Income, Putnam Global Equity Fund, Putnam Global Health Care Fund, Putnam Global Income Trust, Putnam Global Natural Resources Fund, Putnam Global Utilities Fund, Putnam High Yield Advantage Fund, Putnam High Yield Trust, Putnam Income Fund, Putnam International Equity Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam

Part C-6

Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Mortgage Recovery Fund, Putnam Multi-Cap Growth Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam RetirementReady® Funds, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Variable Trust, and Putnam Voyager Fund.

(b) The directors and officers of the Registrant’s principal underwriter are listed below. Except as noted below, no officer of the Registrant’s principal underwriter is an officer of the Registrant.

The principal business address of each person listed below is One Post Office Square, Boston, MA 02109.

Name	Position and Office with the Underwriter

Connolly, William T.	President

Richer, Clare	Treasurer

Maher, Stephen B.	Assistant Treasurer

Skistimas, John J. Jr.	Assistant Treasurer

Burns, Robert T.*	Secretary

Clark, James F	Assistant Secretary

Steingarten, Brie A.E.	Chief Legal Officer

Jurkeiwicz, Gregg M.	Vice President

Trenchard, Mark C.**	Vice President

*Mr. Burns is Vice President and Chief Legal Officer of the Registrant.

**Mr. Trenchard is Vice President and BSA Compliance Officer of the Registrant.

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Registrant’s Clerk, Judith Cohen; the Registrant’s investment adviser, Putnam Investment Management, LLC (PIM); the Registrant’s principal underwriter, Putnam Retail Management Limited Partnership (PRM); the Registrant’s custodian, State Street Bank and Trust Company (which, in addition to its duties as custodian, also provides certain administrative, pricing and bookkeeping services); and the Registrant’s transfer and dividend disbursing agent, Putnam Investor Services Inc. The address of the Clerk, PIM, PRM and Putnam Investor Services, Inc. is One Post Office Square, Boston, Massachusetts 02109. State Street Bank and Trust Company is located at 225 Franklin Street, Boston, Massachusetts 02110 and 2 Avenue de Lafayette, Boston, Massachusetts 02111.

Item 34. Management Services

None

Part C-7

Item 35. Undertakings

None

Part C-8

NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Variable Trust is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

Part C-9

POWER OF ATTORNEY

I, the undersigned Trustee of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint John Hill, George Putnam III, Jonathan S. Horwitz, John W. Gerstmayr and Bryan Chegwidden, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statements on Form N-1A of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and seal on the date set forth below.

Signature	Title	Date

/s/ Elizabeth T. Kennan
--------------------------------------	Trustee	January 18, 2012
Elizabeth T. Kennan

Part C-10

Schedule A

Putnam American Government Income Fund
Putnam Arizona Tax Exempt Income Fund
Putnam Asset Allocation Funds
Putnam California Tax Exempt Income Fund
Putnam Convertible Securities Fund
Putnam Diversified Income Trust
Putnam Equity Income Fund
Putnam Europe Equity Fund
Putnam Funds Trust
The George Putnam Fund of Boston d/b/a George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Health Care Fund
Putnam Global Income Trust
Putnam Global Natural Resources Fund
Putnam Global Utilities Fund
The Putnam Fund for Growth and Income
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam International Equity Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam Multi-Cap Growth Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam RetirementReady® Funds
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Putnam Tax-Free Income Trust
Putnam U.S. Government Income Trust
Putnam Variable Trust
Putnam Voyager Fund

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Part C-11

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 26th day of April, 2012.


Putnam Variable Trust
By: /s/ Jonathan S. Horwitz, Executive Vice
President, Treasurer, Principal Executive Officer
and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Variable Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title
Jameson A. Baxter****	Chair, Board of Trustees

Robert L. Reynolds****	President and Trustee

Jonathan S. Horwitz***	Executive Vice President, Treasurer, Principal Executive
Officer and Compliance Liaison

Steven D. Krichmar****	Vice President and Principal Financial Officer

Janet C. Smith***	Vice President, Assistant Treasurer and Principal
Accounting Officer

Ravi Akhoury****	Trustee

Barbara M. Baumann**	Trustee

Charles B. Curtis****	Trustee

Robert J. Darretta****	Trustee

Part C-12

John A. Hill****	Trustee

Paul L. Joskow****	Trustee

Elizabeth T. Kennan*	Trustee

Kenneth R. Leibler****	Trustee

Robert E. Patterson****	Trustee

George Putnam, III****	Trustee

W. Thomas Stephens***	Trustee

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	By:	/s/ Jonathan S. Horwitz,
Attorney-in-Fact

April 26, 2012

* Signed pursuant to power of attorney filed
herewith.
** Signed pursuant to power of attorney in
Post-Effective Amendment No. 43 to the
Registrant’s Registration Statement filed on
February 14, 2011.
***Signed pursuant to power of attorney in
Post-Effective Amendment No. 41 to the
Registrant’s Registration Statement filed on
February 16, 2010.
****Signed pursuant to power of attorney in
Post-Effective Amendment No. 40 to the
Registrant’s Registration Statement filed on
April 30, 2009.

Part C-13

Item 28	Exhibit

(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated May 15, 2008; schedule dated January 1, 2012.

(d)(3) Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC dated May 15, 2008; schedule A dated September 9, 2011.; schedule B dated September 9, 2011.

(g) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; schedule dated October 7, 2011.

(h)(1) Amended and Restated Investor Servicing Agreement with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated January 1, 2009; schedule dated September 9, 2011.

(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; schedule dated October 7, 2011.

(h)(5) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated July 16, 2010; schedule A dated September 9, 2011; schedule B dated September 9, 2011.

(h)(6) Committed Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010.

(h)(8) Second Amendment to the Committed Line Credit Agreement with State Street Bank and Trust Company dated July 1, 2011.

(h)(9) Third Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011.

(h)(10) Fourth Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012.

(h)(11) Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010.

(h)(13) Second Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 1, 2011.

(h)(14) Third Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011.

Part C-14

(h)(15) Fourth Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012.

(j) Consent of Independent Registered Public Accounting Firm.

(p)(1) The Putnam Funds Code of Ethics dated June 17, 2011.

(p)(3) Amendment dated June 2011 to Putnam Investments Code of Ethics dated June 2010.


Part C-15